[LOGO] AMERICAN SKANDIA
       ADVISOR FUNDS

                                          American Skandia Advisor Funds, Inc.
                                          SEMI-ANNUAL REPORT TO SHAREHOLDERS

                                          April 30, 1998

ASAF
American Skandia Advisor Funds

                                   [GRAPHIC]
                                            Investment Tools
                                            for Tomorrow

[LOGO] AMERICAN SKANDIA
       ADVISOR FUNDS


                                   [GRAPHIC]

                                                         - ASAF Founders International Small Capitalization Fund
                                                         - ASAF Founders Small Capitalization Fund
Table of Contents
                                                         - ASAF T. Rowe Price Small Company Value Fund
                                                         - ASAF American Century Strategic Balanced Fund
AMERICAN SKANDIA ADVISOR FUNDS, INC.                     - ASAF Federated High Yield Bond Fund
     Schedule of Investments...................1         - ASAF Robertson Stephens Value + Growth Fund
     Financial StatementS.....................26         - ASAF Lord Abbett Growth and Income Fund
                                                         - ASAF Janus Overseas Growth Funds
                                                         - ASAF T. Rowe Price International Equity Fund
AMERICAN SKANDIA MASTER TRUST                            - ASAF Janus Capital Growth Fund
     Schedule of Investments..................57         - ASAF INVESCO Equity Income Fund
     Financial StatementS.....................60         - ASAF Total Return Bond Fund
                                                         - ASAF JPM Money Market Fund


                                                                  April 30, 1998

Letter to Shareholders

The U.S. economy continues on its record-setting pace. In spite of the volatility experienced since the Asian downturn in the fourth quarter, the market is still climbing -- witness the momentum of the Dow Jones Industrial Average pushing past 9,000 during April. This is all indicative of the fact that the US economy and financial markets are built on strong fundamentals -- an economy that we at American Skandia believe will continue to grow and prosper.

During this same timeframe, the American Skandia Advisor Funds have been growing and prospering, as well. The Funds currently hold assets of over $180 million, $160 million more than at the Funds' year-end in October. With the quality portfolio management of the Funds and the breadth of asset categories, we are confident that the American Skandia Advisor Funds offer you a range of choices to help you leverage the strengths of our economy today and tomorrow.

We thank you for your support of the American Skandia Advisor Funds, and the confidence you bring to us to help you meet your long-term financial planning goals.

Sincerely,

/s/WADE A. DOKKEN
WADE A. DOKKEN
Chairman
American Skandia Investment Services, Incorporated

This letter is authorized for use only with shareholders of the American Skandia Advisor Funds. American Skandia Advisor Funds are distributed by American Skandia Marketing, Incorporated, located at One Corporate Drive, Shelton, CT 06484.

                      AMERICAN SKANDIA ADVISOR FUNDS, INC.
                            SCHEDULES OF INVESTMENTS
                                 APRIL 30, 1998
                                  (UNAUDITED)

             ASAF FOUNDERS INTERNATIONAL SMALL CAPITALIZATION FUND
                    ASAF FOUNDERS SMALL CAPITALIZATION FUND
                  ASAF T. ROWE PRICE SMALL COMPANY VALUE FUND
                 ASAF AMERICAN CENTURY STRATEGIC BALANCED FUND
                      ASAF FEDERATED HIGH YIELD BOND FUND
                  ASAF ROBERTSON STEPHENS VALUE + GROWTH FUND
                     ASAF LORD ABBETT GROWTH & INCOME FUND
                        ASAF JANUS OVERSEAS GROWTH FUND

ASAF FOUNDERS INTERNATIONAL
SMALL CAPITALIZATION FUND

---------------------------------------------------
                               SHARES         VALUE
---------------------------------------------------
FOREIGN STOCK -- 82.0%
  AUSTRALIA -- 0.5%
    Village Roadshow Ltd.       8,600    $   18,727
                                         ----------
  CANADA -- 2.3%
    Cinar Films, Inc. Cl-B*     4,150        79,887
                                         ----------
  CHILE -- 1.2%
    Compania Cervecerias
      Unidas SA [ADR]           1,100        30,387
    Distribucion y Servicio
      D&S SA [ADR]*               625        11,016
                                         ----------
                                             41,403
                                         ----------
  DENMARK -- 2.0%
    Kobenhavns Lufthavne AS       485        57,705
    Vesta Wind Systems AS*        300        12,933
                                         ----------
                                             70,638
                                         ----------
  FINLAND -- 4.1%
    KCI Konecranes
      International PLC           325        15,510
    Raision Tehtaat Oy            700       128,485
                                         ----------
                                            143,995
                                         ----------
  FRANCE -- 7.9%
    Altran Technologies SA        735       117,131
    Coflexip SA [ADR]           1,050        74,812
    Dassault Systemes SA        2,100        82,356
                                         ----------
                                            274,299
                                         ----------
  GERMANY -- 14.8%
    Douglas Holding AG            825        36,548
    Marschollek,
      Lautenschlaeger und
      Partner AG                  325       126,595
    Porsche AG Pfd.                50       126,219
    Schmalbach Lubeca AG          425       104,870
    Schwarz Pharma AG           1,075        84,167
    Sixt AG                       175        21,942
    Turbon International AG       500        14,795
                                         ----------
                                            515,136
                                         ----------
  HONG KONG -- 3.2%
    Asia Satellite
      Telecommunications
      Holdings Ltd. [ADR]         450         8,297
    VTech Holdings Ltd.        29,000       101,833
                                         ----------
                                            110,130
                                         ----------
  IRELAND -- 2.3%
    Ryanair Holdings PLC
      [ADR]*                    2,100        80,587
                                         ----------
  ISRAEL -- 0.6%
    NICE-Systems Ltd. [ADR]*      500    $   21,500
                                         ----------
  ITALY -- 3.8%
    Bulgari SPA                 9,600        58,564
    Gruppo Editoriale
      L'Espresso SPA            2,000        16,592
    Industrie Natuzzi SPA
      [ADR]                     2,200        56,513
                                         ----------
                                            131,669
                                         ----------
  JAPAN -- 2.6%
    Fuji Soft ABC, Inc.         1,000        35,647
    Nippon System Development   1,000        24,975
    Noritsu Koki Co. Ltd.       1,000        29,895
                                         ----------
                                             90,517
                                         ----------
  MEXICO -- 1.4%
    Grupo Iusacell SA [ADR]*    1,500        29,063
    Grupo Posadas SA Cl-A*     27,450        20,047
                                         ----------
                                             49,110
                                         ----------
  NETHERLANDS -- 6.0%
    Beter Bed Holding NV          400        13,422
    Brunel International NV
      144A*                       750        24,499
    Ceteco Holding NV              50         2,794
    Hunter Douglas NV           1,675        81,656
    IHC Caland NV                 650        37,832
    Nutreco Holding NV            725        25,871
    Toolex International NV*    1,250        24,561
                                         ----------
                                            210,635
                                         ----------
  NORWAY -- 3.6%
    Narvesen ASA                  250         5,665
    Petroleum Geo-Services
      [ADR]*                      975        64,106
    Tomra Systems ASA           1,675        53,901
                                         ----------
                                            123,672
                                         ----------
  SPAIN -- 3.8%
    Tele Pizza SA*                925       132,910
                                         ----------
  SWEDEN -- 2.7%
    Haldex AB                     850        14,169
    Haldex AB Rights*             850           747
    NetCom Systems AB Cl-B*     2,000        67,967
    Ortivus AB Cl-B*              650        10,919
                                         ----------
                                             93,802
                                         ----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                               SHARES         VALUE
---------------------------------------------------
  UNITED KINGDOM -- 19.2%
    ARM Holdings PLC*             175    $    2,407
    British-Borneo Petroleum
      Syndicate PLC             8,175        47,497
    BTG PLC                     1,500        16,352
    Cairn Energy PLC*           7,025        37,298
    Capital Radio PLC           3,525        37,131
    Eidos PLC [ADR]*            2,125        34,000
    Energis PLC*                1,500        16,553
    Flextech PLC*               6,975        57,427
    JBA Holdings PLC            3,725        34,255
    Misys PLC                   1,175        56,188
    PizzaExpress PLC            7,625        99,378
    Psion PLC                  10,650        49,415
    Regent Inns PLC             4,925        31,250
    Select Appointments
      Holdings PLC              4,100        56,900
    Smallworldwide PLC [ADR]*     550        15,675
    Virgin Express Holdings
      PLC [ADR]*                2,500        56,250
    Wetherspoon, (J.D.) PLC     4,250        22,917
                                         ----------
                                            670,893
                                         ----------
TOTAL FOREIGN STOCK
  (Cost $2,585,250)                       2,859,510
                                         ----------
COMMON STOCK -- 4.9%
  CLOTHING & APPAREL -- 1.5%
    Tefron Ltd.*                1,900        50,944
                                         ----------
  EQUIPMENT SERVICES -- 1.1%
    Rofin-Sinar Technologies,
      Inc.*                     1,725        38,705
                                         ----------
  ENTERTAINMENT & LEISURE -- 0.9%
    Metromedia International
      Group, Inc.*              1,875        31,172
                                         ----------
  TELECOMMUNICATIONS -- 1.4%
    Global TeleSystems Group,
      Inc.*                     1,025    $   48,175
                                         ----------
TOTAL COMMON STOCK
  (Cost $137,653)                           168,996
                                         ----------
TOTAL INVESTMENTS -- 86.9%
  (Cost $2,722,903)                       3,028,506
OTHER ASSETS LESS
  LIABILITIES -- 13.1%                      457,864
                                         ----------
NET ASSETS -- 100.0%                     $3,486,370
                                         ==========

Foreign currency exchange contracts outstanding at April 30, 1998:

                                                                  UNREALIZED
SETTLEMENT           CONTRACTS TO     IN EXCHANGE   CONTRACTS    APPRECIATION
MONTH        TYPE       RECEIVE           FOR       AT VALUE    (DEPRECIATION)
------------------------------------------------------------------------------
05/98        Buy       DEM    271,646    $151,453     $151,444       $    (9)
05/98        Buy       DKK    250,407      36,615       35,534        (1,081)
05/98        Buy       ESP  5,127,838      33,683       33,647           (36)
05/98        Buy       FIM    204,612      37,572       37,578             6
05/98        Buy       FRF    463,203      77,021       77,158           137
05/98        Buy       GBP     92,088     154,217      153,934          (283)
05/98        Buy       HKD    221,290      28,590       28,568           (22)
05/98        Buy       ITL 32,497,200      18,386       18,341           (45)
05/98        Buy       NLG     49,624      24,544       24,567            23
05/98        Buy       NOK    190,170      25,535       25,075          (460)
05/98        Buy       SEK    131,343      17,006       17,056            50
                                         --------     --------       -------
                                         $604,622     $602,902       $(1,720)
                                         ========     ========       =======

-------------------------------------------------------
Unless otherwise noted, all foreign stocks are common stock.
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing securities.
144A -- Security was purchased pursuant to rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 0.7% of net assets.

See Notes to Financial Statements.
                                        3

ASAF FOUNDERS
SMALL CAPITALIZATION FUND

---------------------------------------------------
                               SHARES         VALUE
---------------------------------------------------
COMMON STOCK -- 79.3%
  AEROSPACE -- 0.9%
    REMEC, Inc.*                2,075    $   51,616
                                         ----------
  BUSINESS SERVICES -- 2.0%
    PAREXEL International
      Corp.*                    1,325        44,387
    Pegasus Systems, Inc.*        875        23,406
    Renaissance Worldwide,
      Inc.*                     1,750        31,391
    StaffMark, Inc.*              300        12,750
                                         ----------
                                            111,934
                                         ----------
  CHEMICALS -- 0.6%
    Crompton & Knowles Corp.    1,000        29,937
                                         ----------
  CLOTHING & APPAREL -- 2.8%
    The Mens Warehouse,
      Inc.*                     1,100        46,337
    The Warnaco Group, Inc.
      Cl-A                      1,525        64,431
    The Wet Seal, Inc. Cl-A*    1,600        44,200
                                         ----------
                                            154,968
                                         ----------
  COMPUTER HARDWARE -- 0.9%
    Insight Enterprises,
      Inc.*                     1,250        49,844
                                         ----------
  COMPUTER SERVICES & SOFTWARE -- 12.7%
    Aspen Technologies,
      Inc.*                     1,700        83,087
    Brio Technology, Inc.*        175         1,925
    Brooktrout Technologies,
      Inc.*                     1,300        27,056
    CDW Computer Centers,
      Inc.*                     1,700        82,450
    CheckFree Holdings
      Corp.*                    2,050        52,787
    Electronic Arts, Inc.*        200         9,250
    Harbinger Corp.*            2,100        76,387
    HNC Software, Inc.*         2,525        98,475
    Mastech Corp.*              1,800        47,700
    MMC Networks, Inc.*         1,700        38,037
    SanDisk Corp.*                650        13,569
    Simione Central
      Holdings, Inc.*           2,825        43,787
    SIPEX Corp.*                  450         8,944
    Summit Design, Inc.*        2,400        37,050
    Sykes Enterprises, Inc.*    2,000        41,875
    Transaction Systems
      Architects, Inc.*           625        26,250
    USWeb Corp.*                  375         8,555
                                         ----------
                                            697,184
                                         ----------
  CONSUMER PRODUCTS & SERVICES -- 6.4%
    Action Performance
      Companies, Inc.*          2,225        77,041
    Helen of Troy Ltd.*         4,975       101,987
    Pre-Paid Legal Services,
      Inc.*                     1,025        38,758
    Windmere-Durable
      Holdings, Inc.*           1,850    $   45,325
    Wolverine World Wide,
      Inc.                      3,000        86,625
                                         ----------
                                            349,736
                                         ----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 4.7%
    Advanced Lighting
      Technologies, Inc.*       2,200        61,050
    Berg Electronics Corp.*     2,700        64,294
    Brooks Automation, Inc.*    2,225        33,653
    Concord EFS, Inc.*          2,000        63,000
    PRI Automation, Inc.*         525        14,044
    Sanmina Corp.*                 25         2,250
    Sawtek, Inc.*                 700        21,262
                                         ----------
                                            259,553
                                         ----------
  ENTERTAINMENT & LEISURE -- 1.6%
    Midway Games, Inc.*           800        14,800
    Signature Resorts, Inc.*    1,700        30,387
    Silverleaf Resorts,
      Inc.*                     1,750        41,562
    Vistana, Inc.*                100         2,525
                                         ----------
                                             89,274
                                         ----------
  ENVIRONMENTAL SERVICES -- 2.7%
    American Disposal
      Services, Inc.*           1,600        64,150
    Newpark Resources, Inc.*    3,400        81,812
                                         ----------
                                            145,962
                                         ----------
  EQUIPMENT SERVICES -- 2.0%
    Rental Service Corp.*       1,600        46,500
    United Rentals, Inc.*       1,775        61,127
                                         ----------
                                            107,627
                                         ----------
  FINANCIAL SERVICES -- 1.4%
    Affiliated Managers
      Group, Inc.*              1,000        37,125
    United Panam Financial
      Corp.*                    2,925        38,756
                                         ----------
                                             75,881
                                         ----------
  FOOD -- 1.7%
    American Italian Pasta
      Co.*                      1,050        32,550
    U.S. Foodservice, Inc.*     1,650        58,266
                                         ----------
                                             90,816
                                         ----------
  HEALTHCARE SERVICES -- 8.8%
    Access Health, Inc.*        1,000        33,750
    Advance Paradigm, Inc.*       325        12,959
    Capital Senior Living
      Corp.*                    5,800        86,638
    Cerner Corp.*               1,900        56,644
    First Health Group
      Corp.*                      250        14,750
    FPA Medical Management,
      Inc.*                     4,625        57,813
    Medical Manager Corp.*      1,750        51,734
    National Data Corp.           900        36,731

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.


---------------------------------------------------
                               SHARES         VALUE
---------------------------------------------------
    NCS Healthcare,
      Inc. Cl-A*                  500    $   14,688
    Orthodontic Centers of
      America, Inc.*            3,000        64,125
    Sunrise Assisted Living,
      Inc.*                     1,125        50,414
                                         ----------
                                            480,246
                                         ----------
  HOTELS & MOTELS -- 1.0%
    Capstar Hotel Co.*          1,625        52,203
                                         ----------
  INDUSTRIAL PRODUCTS -- 0.1%
    Harsco Corp.                  150         6,900
                                         ----------
  INSURANCE -- 2.0%
    Annuity and Life Re
      (Holdings), Ltd.*         1,850        44,169
    Executive Risk, Inc.          600        40,013
    HCC Insurance Holdings,
      Inc.                      1,300        28,275
                                         ----------
                                            112,457
                                         ----------
  MEDICAL SUPPLIES & EQUIPMENT -- 2.9%
    ESC Medical Systems
      Ltd.*                     1,200        39,000
    Schein, (Henry), Inc.*      2,075        80,925
    Transition Systems,
      Inc.*                       450        10,125
    Trex Medical Corp.*         1,600        30,400
                                         ----------
                                            160,450
                                         ----------
  METALS & MINING -- 0.9%
    IMCO Recycling, Inc.          400         7,400
    OM Group, Inc.              1,000        44,313
                                         ----------
                                             51,713
                                         ----------
  OIL & GAS -- 1.1%
    Offshore Logistics,
      Inc.*                     2,500        59,063
                                         ----------
  PERSONAL SERVICES -- 0.9%
    Sylvan Learning Systems,
      Inc.*                     1,000        49,375
                                         ----------
  PHARMACEUTICALS -- 6.3%
    Andrx Corp.*                1,675        62,813
    Dura Pharmaceutical,
      Inc.*                     1,525        40,413
    Medicis Pharmaceutical
      Corp. Cl-A*               1,950        83,363
    Scherer, (R.P.) Corp.*        500        36,500
    Watson Pharmaceuticals,
      Inc.*                     2,800       120,400
                                         ----------
                                            343,489
                                         ----------
  PRINTING & PUBLISHING -- 2.0%
    Mail-Well, Inc.*            2,300       111,263
                                         ----------
  REAL ESTATE -- 0.8%
    Fairfield Communities,
      Inc.*                     1,850        43,244
                                         ----------
  RESTAURANTS -- 1.5%
    CKE Restaurants, Inc.       2,400        83,100
                                         ----------
  RETAIL & MERCHANDISING -- 3.5%
    Meyer, (Fred), Inc.*          150    $    6,731
    Proffitt's, Inc.*           2,250        89,438
    Stage Stores, Inc.*         1,900        97,731
                                         ----------
                                            193,900
                                         ----------
  SEMICONDUCTORS -- 1.0%
    ATMI, Inc.*                 1,325        36,934
    SpeedFam International,
      Inc.*                       600        17,400
                                         ----------
                                             54,334
                                         ----------
  TELECOMMUNICATIONS -- 6.1%
    Digital Microwave Corp.*    2,800        31,850
    e. spire Communications,
      Inc.*                     1,700        32,300
    Echostar Communications
      Corp.*                    1,300        34,206
    Gemstar Resources Ltd.*     1,075        41,522
    ICG Communications,
      Inc.*                       600        21,000
    Intermedia
      Communications, Inc.*       375        27,370
    NEXTLINK Communications,
      Inc. Cl-A*                  925        27,750
    P-Com, Inc.*                1,450        28,547
    Pacific Gateway
      Exchange, Inc.*             500        28,500
    Premiere Technologies,
      Inc.*                       950        30,281
    Smartalk Teleservices,
      Inc.*                       425         8,447
    US LEC Corp. Cl-A*            425        10,306
    Westell Technologies,
      Inc. Cl-A*                1,475        15,303
                                         ----------
                                            337,382
                                         ----------
TOTAL COMMON STOCK
  (Cost $4,004,946)                       4,353,451
                                         ----------
SHORT-TERM INVESTMENTS -- 10.0%
    Temporary Investment
      Cash Fund               274,216       274,216
    Temporary Investment
      Fund                    274,215       274,215
                                         ----------
  (Cost $548,431)                           548,431
                                         ----------

TOTAL INVESTMENTS -- 89.3%
  (Cost $4,553,377)                       4,901,882
OTHER ASSETS LESS
  LIABILITIES -- 10.7%                      588,436
                                         ----------
NET ASSETS -- 100.0%                     $5,490,318
                                         ==========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing securities.

See Notes to Financial Statements.
                                        5

ASAF T. ROWE PRICE
SMALL COMPANY VALUE FUND

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
COMMON STOCK -- 87.4%
  AIRLINES -- 1.3%
    Midwest Express
      Holdings, Inc.*          6,100    $   290,131
                                        -----------
  AUTOMOTIVE PARTS -- 1.5%
    Myers Industries, Inc.     8,600        213,925
    TBC Corp.*                15,600        138,450
                                        -----------
                                            352,375
                                        -----------
  BUILDING MATERIALS -- 9.1%
    Cameron Ashley Building
      Products, Inc.*          3,700         73,538
    Giant Cement Holding,
      Inc.*                    4,600        129,950
    Gibraltar Steel Corp.*     9,300        223,200
    Holophane Corp.*           9,300        255,750
    Juno Lighting, Inc.        9,000        194,625
    Lone Star Technologies,
      Inc.*                    9,300        204,019
    Modine Manufacturing
      Co.                      7,800        290,063
    Republic Group, Inc.       9,300        176,700
    Skyline Corp.              4,600        139,725
    Synthetic Industries,
      Inc.*                   10,100        231,038
    Thomas Industries, Inc.    8,150        211,391
                                        -----------
                                          2,129,999
                                        -----------
  BUSINESS SERVICES -- 1.2%
    Grey Advertising, Inc.       610        275,110
                                        -----------
  CHEMICALS -- 2.3%
    Furon Co.                 15,600        326,625
    Schulman, (A.), Inc.       9,300        208,088
                                        -----------
                                            534,713
                                        -----------
  CLOTHING & APPAREL -- 1.6%
    Dan River, Inc. Cl-A*      9,300        179,606
    Unitog Co.                 7,800        193,050
                                        -----------
                                            372,656
                                        -----------
  COMPUTER HARDWARE -- 1.1%
    Analogic Corp.             5,700        265,762
                                        -----------
  COMPUTER SERVICES & SOFTWARE -- 0.8%
    Analysts International
      Corp.                    6,650        192,850
                                        -----------
  CONSUMER PRODUCTS & SERVICES -- 1.1%
    American Safety Razor
      Co.*                     5,500         99,688
    Culp, Inc.                 8,600        163,400
                                        -----------
                                            263,088
                                        -----------
  CONTAINERS & PACKAGING -- 3.9%
    Aptargroup, Inc.           3,400        212,500
    First Brands Corp.         9,300        249,356
    Ivex Packaging Corp.*     10,100        244,925
    Shorewood Packaging
      Corp.*                   7,800        202,313
                                        -----------
                                            909,094
                                        -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 8.3%
    Electro Rental Corp.*     10,900    $   520,322
    Franklin Electric Co.,
      Inc.                     3,100        214,094
    Landauer, Inc.             5,500        148,844
    Littelfuse, Inc.*         10,900        275,225
    Methode Electronics,
      Inc. Cl-A               14,000        224,000
    Nichols Research Corp.*    9,300        252,263
    Pioneer-Standard
      Electronics, Inc.       10,100        126,881
    Scotsman Industries,
      Inc.                     6,100        174,612
                                        -----------
                                          1,936,241
                                        -----------
  ENVIRONMENTAL SERVICES -- 0.7%
    Waterlink, Inc.*          11,700        162,338
                                        -----------
  EQUIPMENT SERVICES -- 2.9%
    Cort Business Services
      Corp.*                   4,600        183,712
    Rival Co.                  6,800        109,225
    Unifirst Corp.             6,900        186,300
    VWR Scientific
      Products, Inc.*          6,100        200,537
                                        -----------
                                            679,774
                                        -----------
  FINANCIAL -- BANK & TRUST -- 4.8%
    Commercial Federal
      Savings & Loan Corp.     2,300         83,375
    Community First
      Bankshares, Inc.         4,600        231,725
    First Republic Bank*       6,200        213,125
    Silicon Valley
      Bancshares*              5,500        358,875
    Sirrom Capital Corp.       7,800        233,025
                                        -----------
                                          1,120,125
                                        -----------
  FINANCIAL SERVICES -- 5.1%
    Allied Capital Corp.      10,860        282,360
    AMRESCO, Inc.*             6,100        221,125
    First Financial Fund,
      Inc.                    10,100        215,256
    McGrath RentCorp           9,300        183,675
    Medallion Financial
      Corp.                    9,300        277,838
                                        -----------
                                          1,180,254
                                        -----------
  INSURANCE -- 6.2%
    FBL Financial Group,
      Inc. Cl-A               10,100        290,375
    Harleysville Group,
      Inc.                     3,500         94,500
    Markel Corp.*              1,500        237,750
    Poe & Brown, Inc.          9,150        360,281
    Presidential Life Corp.   10,900        222,088
    PXRE Corp.                 5,500        165,688
    Selective Insurance
      Group, Inc.              3,100         85,250
                                        -----------
                                          1,455,932
                                        -----------
  LUMBER & WOOD PRODUCTS -- 0.7%
    Deltic Timber Corp.        5,500        157,094
                                        -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.



---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
MACHINERY & EQUIPMENT -- 4.6%
    Alamo Group, Inc.          4,600    $    83,663
    Carbo Ceramics, Inc.       6,300        221,288
    Smith, (A.O.) Corp.        7,700        347,463
    TransTechnology Corp.      4,600        137,425
    Woodward Governor Co.      9,300        275,513
                                        -----------
                                          1,065,352
                                        -----------
  MEDICAL SUPPLIES & EQUIPMENT -- 1.8%
    Lunar Corp.*              11,700        219,375
    Owens & Minor, Inc.       11,700        208,406
                                        -----------
                                            427,781
                                        -----------
  METALS & MINING -- 2.7%
    Cambior, Inc.              6,900         54,338
    Dayton Mining Corp.*      10,900         16,350
    Golden Star Resources
      Ltd.*                    9,300         33,713
    Layne Christensen Co.*     8,400        145,950
    Material Sciences
      Corp.*                  11,700        119,925
    Penn Virginia Corp.        8,600        255,313
                                        -----------
                                            625,589
                                        -----------
  OFFICE EQUIPMENT -- 2.1%
    Aaron Rents, Inc. Cl-A     3,600         80,438
    Aaron Rents, Inc. Cl-B     5,500        111,719
    IDEX Corp.                 7,800        285,188
                                        -----------
                                            477,345
                                        -----------
  OIL & GAS -- 2.6%
    Cross Timbers Oil Co.     12,800        244,800
    Devon Energy Corp.         1,900         75,763
    Rutherford-Moran Oil
      Corp.*                  11,700        292,500
                                        -----------
                                            613,063
                                        -----------
  PAPER & FOREST PRODUCTS -- 1.4%
    CSS Industries, Inc.*      4,800        159,000
    Wausau-Mosinee Paper
      Corp.                    7,780        164,839
                                        -----------
                                            323,839
                                        -----------
  PERSONAL SERVICES -- 0.9%
    Matthews International
      Corp. Cl-A               4,500        207,000
                                        -----------
  REAL ESTATE -- 5.0%
    Apartment Investment &
      Management Co. Cl-A
      [REIT]                   4,200        156,975
    CCA Prison Realty Trust
      [REIT]                   3,100        109,856
    Glenborough Realty
      Trust, Inc. [REIT]       3,800        101,888
    Innkeepers USA Trust
      [REIT]                   9,300        140,663
    Meridian Industrial
      Trust, Inc. [REIT]       9,300    $   215,063
    National Health
      Investors, Inc.
      [REIT]                   3,800        127,775
    Post Properties, Inc.
      [REIT]                   1,900         77,544
    Sun Communities, Inc.
      [REIT]                   6,900        241,500
                                        -----------
                                          1,171,264
                                        -----------
  RESTAURANTS -- 3.3%
    Consolidated Products,
      Inc.*                   13,950        284,189
    Ruby Tuesday, Inc.        10,100        338,350
    Sbarro, Inc.               4,600        135,700
                                        -----------
                                            758,239
                                        -----------
  RETAIL & MERCHANDISING -- 6.2%
    Bon-Ton Stores, Inc.*      5,300         86,788
    Casey's General Stores,
      Inc.                    15,600        255,450
    CompuCom Systems, Inc.*   31,100        233,250
    Fabri-Centers of
      America, Inc. Cl-B*     10,100        265,125
    Hancock Fabrics, Inc.     14,000        208,250
    Proffitt's, Inc.*          4,400        174,900
    Stein Mart, Inc.*          6,100        215,025
                                        -----------
                                          1,438,788
                                        -----------
  TELECOMMUNICATIONS --2.1%
    Aliant Communications,
      Inc.                    10,900        309,288
    Mosaix, Inc.*             16,200        188,325
                                        -----------
                                            497,613
                                        -----------
  TRANSPORTATION -- 1.1%
    Landstar Systems, Inc.*    7,800        255,450
                                        -----------
  UTILITIES -- 1.0%
    United Water Resources,
      Inc.                    14,000        242,375
                                        -----------
TOTAL COMMON STOCK
  (Cost $19,290,835)                     20,381,234
                                        -----------
PREFERRED STOCK -- 0.5%
  OIL & GAS
    Cross Timbers Oil Co.
      $1.5625 Cl-A [CVT]
  (Cost $99,213)               2,500        111,250
                                        -----------
FOREIGN STOCK -- 0.8%
  METALS & MINING
    Prime Resources Group,
      Inc. -- (CAD)
  (Cost $174,779)             23,300        180,575
                                        -----------

ASAF T. ROWE PRICE
SMALL COMPANY VALUE FUND

---------------------------------------------------
                                PAR
                               (000)          VALUE
---------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.4%
    Federal National
      Mortgage Assoc.
      5.42%, 05/04/98         $  184    $   183,917
      5.43%, 05/20/98            138        137,605
                                        -----------
  (Cost $321,522)                           321,522
                                        -----------
U.S. TREASURY OBLIGATIONS -- 5.6%
    U.S. Treasury Bills
      5.06%, 06/25/98#           300        297,681
      5.09%, 09/17/98#         1,025      1,004,856
                                        -----------
  (Cost $1,302,537)                       1,302,537
                                        -----------
COMMERCIAL PAPER -- 4.7%
    Abbott Laboratories,
      Inc.
      5.47%, 05/22/98            393        391,746
    BellSouth
      Telecommunications,
      Inc.
      5.49%, 05/12/98            190        189,681
    Du Pont, (E.I.) de
      Nemours & Co.
      5.55%, 05/27/98            270        268,918
    Vermont American Corp.+
      5.51%, 05/11/98            256        255,608
                                        -----------
  (Cost $1,105,953)                       1,105,953
                                        -----------

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary Investment
      Cash Fund                1,414    $     1,414
    Temporary Investment
      Fund                     1,414          1,414
                                        -----------
  (Cost $2,828)                               2,828
                                        -----------
TOTAL INVESTMENTS -- 100.4%
  (Cost $22,297,667)                     23,405,899
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (0.4%)                    (80,749)
                                        -----------
NET ASSETS -- 100.0%                    $23,325,150
                                        ===========

-------------------------------------------------------
# Securities with an aggregate market value of $1,302,537 have been segregated with the custodian to cover margin requirements for the following open futures contracts at April 30, 1998:

                                       NOTIONAL
                         EXPIRATION     AMOUNT      UNREALIZED
DESCRIPTION                MONTH        (000)      APPRECIATION
---------------------------------------------------------------
Russell 2000               06/98         2,000        $8,800
---------------------------------------------------------------

Unless otherwise noted, all foreign stocks are common stock.
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing securities.
+ Security is restricted as to resale and may not be resold except to qualified institutional buyers. At the end of the period, these securities amounted to 1.1% of net assets.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.



ASAF AMERICAN CENTURY
STRATEGIC BALANCED FUND

----------------------------------------------------
                                SHARES         VALUE
----------------------------------------------------
COMMON STOCK -- 56.0%
  ADVERTISING -- 1.3%
    Outdoor Systems, Inc.*      3,300     $  104,775
                                          ----------
  AIRLINES -- 0.8%
    Alaska Air Group, Inc.*       600         33,675
    AMR Corp.*                    200         30,475
                                          ----------
                                              64,150
                                          ----------
  AUTOMOTIVE PARTS -- 0.5%
    Goodyear Tire & Rubber Co.    500         35,000
                                          ----------
  BEVERAGES -- 1.3%
    Coca-Cola Co.               1,300         98,637
                                          ----------
  BROADCASTING -- 2.1%
    Clear Channel
      Communications, Inc.*     1,700        160,225
                                          ----------
  COMPUTER HARDWARE -- 0.9%
    Hewlett-Packard Co.           500         37,656
    International Business
      Machines Corp.              300         34,762
                                          ----------
                                              72,418
                                          ----------
  COMPUTER SERVICES & SOFTWARE -- 4.0%
    America Online, Inc.*       1,300        104,000
    BMC Software, Inc.*           700         65,494
    Cisco Systems, Inc.*        1,000         73,250
    Compuware Corp.*            1,500         73,312
                                          ----------
                                             316,056
                                          ----------
  CONGLOMERATES -- 2.8%
    Tyco International Ltd.     4,000        218,000
                                          ----------
  CONSUMER PRODUCTS & SERVICES -- 5.7%
    Cendant Corp.*              3,800         95,000
    Gillette Co.                1,400        161,612
    Procter & Gamble Co.        2,300        189,031
                                          ----------
                                             445,643
                                          ----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 2.9%
    General Electric Co.        2,700        229,837
                                          ----------
  ENTERTAINMENT & LEISURE -- 1.5%
    Time Warner, Inc.             500         39,250
    Viacom, Inc. Cl-B*          1,300         75,400
                                          ----------
                                             114,650
                                          ----------
  FINANCIAL SERVICES -- 6.4%
    American Express Co.        1,600        163,200
    CIT Group, Inc. Cl-A        1,700         60,244
    Fannie Mae                  1,700        101,787
    Morgan Stanley, Dean
      Witter & Co.                500         39,438
    SunAmerica, Inc.            2,650        132,334
                                          ----------
                                             497,003
                                          ----------
  INSURANCE -- 4.5%
    Allstate Corp.                800     $   77,000
    American International
      Group, Inc.                 800        105,250
    Conseco, Inc.               1,900         94,288
    Travelers Group, Inc.       1,250         76,484
                                          ----------
                                             353,022
                                          ----------
  MEDICAL SUPPLIES & EQUIPMENT -- 1.8%
    Guidant Corp.                 500         33,438
    Medtronic, Inc.             2,100        110,513
                                          ----------
                                             143,951
                                          ----------
  PHARMACEUTICALS -- 6.2%
    Bristol-Meyers Squibb Co.   1,300        137,638
    Cardinal Health, Inc.         500         48,125
    Lilly, (Eli) & Co.            700         48,694
    Merck & Co., Inc.             400         48,200
    Pfizer, Inc.                1,100        125,194
    Warner-Lambert Co.            400         75,675
                                          ----------
                                             483,526
                                          ----------
  PRINTING & PUBLISHING --1.7%
    McGraw-Hill Co., Inc.         900         69,694
    Tribune Co.                   900         59,400
                                          ----------
                                             129,094
                                          ----------
  RETAIL & MERCHANDISING -- 5.3%
    Costco Companies, Inc.*     1,600         89,400
    Dayton-Hudson Corp.           900         78,581
    Pier 1 Imports, Inc.        1,800         47,475
    Sears, Roebuck & Co.        1,400         83,038
    Wal-Mart Stores, Inc.       2,300        116,294
                                          ----------
                                             414,788
                                          ----------
  TELECOMMUNICATIONS -- 6.3%
    Ameritech Corp.               800         34,050
    AT&T Corp.                  1,300         78,081
    Bell Atlantic Corp.         1,200        112,275
    Jacor Communications,
      Inc.*                       800         45,500
    Tele-Communications, Inc.
      Cl-A*                     4,213        135,869
    WorldCom, Inc.*             2,100         89,841
                                          ----------
                                             495,616
                                          ----------
TOTAL COMMON STOCK
  (Cost $3,942,440)                        4,376,391
                                          ----------

ASAF AMERICAN CENTURY
STRATEGIC BALANCED FUND

----------------------------------------------------
                                  PAR
                                 (000)         VALUE
----------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.3%
    Federal Home Loan Mortgage
      Corp. Disc. Notes
      5.43%, 05/01/98
  (Cost $726,000)                $726     $  726,000
                                          ----------
U.S. TREASURY OBLIGATIONS -- 32.0%
    U.S. Treasury Notes
      6.00%, 07/31/02             100        101,220
      5.875%, 09/30/02            200        201,568
      5.75%, 11/30/02             500        501,565
      5.75%, 08/15/03             850        853,366
      6.625%, 05/15/07            800        848,200
                                          ----------
  (Cost $2,496,063)                        2,505,919
                                          ----------
----------------------------------------------------
                                SHARES         VALUE
----------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.2%
    Temporary Investment Cash
      Fund                      6,219     $    6,219
    Temporary Investment
      Fund                      6,220          6,220
                                          ----------
  (Cost $12,439)                              12,439
                                          ----------
TOTAL INVESTMENTS -- 97.5%
  (Cost $7,176,942)                        7,620,749
OTHER ASSETS LESS LIABILITIES -- 2.5%        198,090
                                          ----------
NET ASSETS -- 100.0%                      $7,818,839
                                          ==========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing securities.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.


ASAF FEDERATED
HIGH YIELD BOND FUND

---------------------------------------------------
                                PAR
                               (000)          VALUE
---------------------------------------------------
CORPORATE OBLIGATIONS -- 93.4%
  ADVERTISING -- 1.6%
    Larmar Advertising Co.
      Sr. Sub. Notes
      8.625%, 09/15/07        $  100    $   101,125
    Outdoor Systems, Inc.
      Sr. Sub. Notes
      8.875%, 06/15/07           200        209,000
                                        -----------
                                            310,125
                                        -----------
  AEROSPACE -- 1.1%
    Aviation Sales Co.
      Sr. Sub. Notes 144A
      8.125%, 02/15/08           100         98,000
    Tracor, Inc.
      Sr. Sub. Notes
      8.50%, 03/01/07            100        109,500
                                        -----------
                                            207,500
                                        -----------
  AUTOMOTIVE PARTS -- 0.3%
    Lear Corp. Sub. Notes
      9.50%, 07/15/06             50         55,375
                                        -----------
  BROADCASTING -- 7.1%
    Acme Television Co.
      Guarantee Notes Cl-B
      [STEP]
      10.929%, 09/30/04           75         61,875
    Big City Radio, Inc.
      Sr. Disc. Notes
      [STEP] 144A
      11.054%, 03/15/05          125         92,187
    Capstar Broadcasting,
      Inc.
      Sr. Sub. Notes
      9.25%, 07/01/07            100        105,250
    Chancellor Media Corp.
      Notes Cl-B
      10.50%, 01/15/07            50         55,750
      8.75%, 06/15/07             50         51,562
    Chancellor Media Corp.
      Sr. Sub. Notes 144A
      8.125%, 12/15/07           275        277,750
    Diva Systems Corp.
      Units [STEP] 144A
      11.851%, 03/01/08          100         54,750
    Echostar Satellite
      Broadcasting Co.
      Sr. Disc. Notes [STEP]
      10.963%, 03/15/04           75         68,625
    Fox Liberty Networks LLC
      Sr. Disc. Notes [STEP]
      9.291%, 08/15/07           275        187,687
    Sinclair Broadcasting
      Group, Inc.
      Sr. Sub. Notes
      10.00%, 09/30/05           175        188,781
      8.75%, 12/15/07            225        228,937
                                        -----------
                                          1,373,154
                                        -----------
  BUILDING MATERIALS -- 0.5%
    American Builders &
      Contractors Supply
      Co., Inc. Notes Cl-B
      10.625%, 05/15/07       $   50    $    51,500
    Falcon Building
      Products, Inc. Co.
      Guarantee Notes Cl-B
      [STEP]
      10.09%, 06/15/07            75         50,625
                                        -----------
                                            102,125
                                        -----------
  BUSINESS SERVICES -- 0.7%
    Dialog Corp. PLC
      Sr. Sub. Notes Cl-A
      11.00%, 11/15/07           125        138,125
                                        -----------
  CAPITAL GOODS -- 0.5%
    Buckeye Cellulos Corp.
      Sr. Sub. Notes
      9.25%, 09/15/08            100        106,250
                                        -----------
  CHEMICALS -- 1.6%
    ISP Holdings, Inc.
      Sr. Notes Cl-B
      9.00%, 10/15/03            100        105,000
    Polymer Group, Inc. Co.
      Guarantee Notes Cl-B
      9.00%, 07/01/07            100        103,250
    Polymer Group, Inc.
      Sr. Sub. Notes 144A
      8.75%, 03/01/08            100        102,000
                                        -----------
                                            310,250
                                        -----------
  CLOTHING & APPAREL -- 2.3%
    Boyds Collection Ltd.
      Sr. Sub. Notes 144A
      9.00%, 05/15/08            150        151,125
    GFSI, Inc.
      Sr. Sub. Notes Cl-B
      9.625%, 03/01/07           100        105,750
    Pillowtex Corp. Co.
      Guarantee Notes Cl-B
      9.00%, 12/15/07             75         78,000
    Pillowtex Corp.
      Sr. Sub. Notes
      10.00%, 11/15/06           100        108,250
                                        -----------
                                            443,125
                                        -----------
  COMPUTER SERVICES & SOFTWARE -- 0.5%
    Alvey Systems, Inc.
      Sr. Sub. Notes
      11.375%, 01/31/03           50         53,625
    Psinet, Inc.
      Sr. Notes 144A
      10.00%, 02/15/05            50         51,750
                                        -----------
                                            105,375
                                        -----------

ASAF FEDERATED
HIGH YIELD BOND FUND

---------------------------------------------------
                                PAR
                               (000)          VALUE
---------------------------------------------------
CONGLOMERATES -- 1.1%
    Eagle-Picher Industries,
      Inc. Sr. Sub. Notes
      144A
      9.375%, 03/01/08        $  100    $   102,250
    Hermes Europe Railtel BV
      Sr. Notes
      11.50%, 08/15/07           100        113,500
                                        -----------
                                            215,750
                                        -----------
  CONSTRUCTION -- 0.8%
    American Architectural
      Products Corp.
      Sr. Notes 144A
      11.75%, 12/01/07            50         53,250
    Building Materials Corp.
      Sr. Notes Cl-B
      8.00%, 10/15/07            100        101,000
                                        -----------
                                            154,250
                                        -----------
  CONSUMER PRODUCTS & SERVICES -- 5.4%
    Amscan Holdings, Inc.
      Sr. Sub. Notes
      9.875%, 12/15/07           175        186,375
    Chattem, Inc.
      Sr. Sub. Notes 144A
      8.875%, 04/01/08           100        100,500
    Collins & Aikman Floor
      Coverings Corp. Sr.
      Sub. Notes
      10.00%, 01/15/07           100        107,500
    Collins & Aikman
      Products Corp. Sr.
      Sub. Notes
      11.50%, 04/15/06           150        168,750
    Diamond Brands
      Operating, Inc. Sr.
      Sub. Notes 144A
      10.125%, 04/15/08           50         50,687
    Diamond Brands
      Operating, Inc. Debs
      [STEP] 144A
      12.83%, 04/15/09            50         27,000
    NBTY, Inc.
      Sr. Sub. Notes Cl-B
      8.625%, 09/15/07            50         50,750
    Playtex Family Products
      Corp. Sr. Sub. Notes
      9.00%, 12/15/03             50         51,375
    Playtex Products, Inc.
      Notes Cl-B
      8.875%, 07/15/04            50         51,625
    Revlon Consumer Products
      Corp. Sr. Sub. Notes
      144A
      8.625%, 02/01/08           200        201,500
    Simmons Co.
      Sr. Sub. Notes
      10.75%, 04/15/06            50         54,125
                                        -----------
                                          1,050,187
                                        -----------
  CONTAINERS & PACKAGING -- 0.8%
    Tekni-Plex, Inc.
      Sr. Sub. Notes 144A
      9.25%, 03/01/08         $  150    $   151,875
                                        -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 1.1%
    Amphenol Corp.
      Sr. Sub. Notes
      9.875%, 05/15/07           100        108,500
    Viasystems, Inc.
      Sr. Sub. Notes 144A
      9.75%, 06/01/07            100        104,000
                                        -----------
                                            212,500
                                        -----------
  ENTERTAINMENT & LEISURE -- 2.8%
    AMF Group, Inc.
      Sr. Disc. Notes [STEP]
      10.295%, 03/15/06           62         49,910
    Premier Cruises Ltd.
      Sr. Notes 144A
      11.00%, 03/15/08            75         75,750
    Premier Parks, Inc.
      Sr. Disc. Notes [STEP]
      9.751%, 04/01/08           275        176,344
    Premier Parks, Inc.
      Sr. Notes
      9.25%, 04/01/06             75         76,500
    Premier Parks, Inc.
      Sr. Notes Cl-A
      12.00%, 08/15/03            50         55,750
    Silver Cinemas, Inc.
      Sr. Sub. Notes 144A
      10.50%, 04/15/05            50         51,062
    Six Flags Theme Parks
      Corp. Sr. Sub. Notes
      Cl-A [STEP]
      9.824%, 06/15/05            50         56,062
                                        -----------
                                            541,378
                                        -----------
  ENVIRONMENTAL SERVICES -- 1.1%
    Allied Waste Industries,
      Inc. Sr. Disc. Notes
      [STEP]
      9.508%, 06/01/07           300        222,750
                                        -----------
  EQUIPMENT SERVICES -- 0.3%
    Coinmach Laundry Corp.
      Sr. Notes Cl-D
      11.75%, 11/15/05            50         56,000
                                        -----------
  FARMING & AGRICULTURE -- 0.8%
    Dimon, Inc.
      Sr. Notes
      8.875%, 06/01/06            50         51,125
    Purina Mills, Inc.
      Sr. Sub. Notes 144A
      9.00%, 03/15/10            100        103,250
                                        -----------
                                            154,375
                                        -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.


---------------------------------------------------
                                PAR
                               (000)          VALUE
---------------------------------------------------
FINANCIAL -- BANK & TRUST -- 1.3%
    First Nationwide
      Holdings, Inc. Sr.
      Notes
      12.25%, 05/15/01        $   50    $    55,250
    First Nationwide
      Holdings, Inc. Sr.
      Sub. Notes
      10.625%, 10/01/03          175        195,562
                                        -----------
                                            250,812
                                        -----------
  FINANCIAL SERVICES -- 1.2%
    ContiFinancial Corp.
      Sr. Notes
      8.125%, 04/01/08           150        152,239
    PX Escrow Corp.
      Sr. Disc. Notes
      [STEP] 144A
      9.448%, 02/01/06           100         71,500
                                        -----------
                                            223,739
                                        -----------
  FOOD -- 4.2%
    Ameriserv Food
      Distributor, Inc. Co.
      Guarantee Sr. Sub.
      Notes
      8.875%, 10/15/06            50         51,437
    Aurora Foods, Inc.
      Sr. Sub. Notes Cl-B
      9.875%, 02/15/07            50         54,000
    Di Giorgio Corp.
      Sr. Notes Cl-B
      10.00%, 06/15/07           100        100,500
    Eagle Family Foods, Inc.
      Sr. Sub. Notes 144A
      8.75%, 01/15/08            200        198,000
    International Home
      Foods, Inc. Sr. Sub.
      Notes
      10.375%, 11/01/06          100        110,750
    Jitney-Jungle Stores,
      Inc.
      Sr. Sub. Notes
      10.375%, 09/15/07          150        156,750
    Nebco Evans Holding Co.
      Sr. Disc. Notes [STEP]
      10.875%, 07/15/07          125         86,094
    Stater Brothers
      Holdings, Inc. Sr.
      Sub. Notes
      9.00%, 07/01/04             50         51,750
                                        -----------
                                            809,281
                                        -----------
  FURNITURE -- 0.8%
    Sealy Mattress Co.
      Sr. Sub. Notes 144A
      9.875%, 12/15/07            50         52,875
    Werner Holdings Co.,
      Inc.
      Sr. Sub. Notes 144A
      10.00%, 11/15/07           100        104,875
                                        -----------
                                            157,750
                                        -----------
  HEALTHCARE SERVICES -- 4.0%
    Alliance Imaging, Inc.
      Sr. Sub. Notes
      9.625%, 12/15/05        $  125    $   129,375
    Everest Healthcare
      Services, Inc.
      Sr. Sub. Notes 144A
      9.75%, 05/01/08            100        100,000
    Fisher Scientific
      International, Inc.
      Sr. Sub. Notes 144A
      9.00%, 02/01/08            125        126,875
    Hudson Respiratory Care,
      Inc. Sr. Sub. Notes
      144A
      9.125%, 04/15/08            50         50,250
    Icon Health & Fitness
      Corp. Sr. Sub. Notes
      Cl-B
      13.00%, 07/15/02            50         53,500
    Tenet Healthcare Corp.
      Sr. Sub. Notes
      8.00%, 01/15/05            150        154,290
      10.125%, 03/01/05           50         56,000
      8.625%, 01/15/07           100        103,500
                                        -----------
                                            773,790
                                        -----------
  INDUSTRIAL PRODUCTS -- 2.7%
    Accuride Corp.
      Sr. Sub. Notes 144A
      9.25%, 02/01/08             50         50,250
    Continental Global
      Group, Inc. Sr. Notes
      Cl-B
      11.00%, 04/01/07           100        106,750
    Grove Worldwide, Inc.
      LLC Sr. Sub. Notes
      144A
      9.25%, 05/01/08            100        100,500
    JTM Industries, Inc.
      Sr. Sub. Notes 144A
      10.00%, 04/15/08           100        101,500
    MMI Products, Inc.
      Sr. Sub. Notes Cl-B
      11.25%, 04/15/07           150        166,125
                                        -----------
                                            525,125
                                        -----------
  MACHINERY & EQUIPMENT -- 2.7%
    Anchor Lamina, Inc.
      Sr. Sub. Notes
      9.875%, 02/01/08           150        150,375
    Clark Materials Handling
      Corp. Co. Guarantee
      Sr. Sub. Notes
      10.75%, 11/15/06           150        162,000
    Columbus McKinnon Corp.
      Sr. Sub. Notes 144A
      8.50%, 04/01/08             50         49,750

ASAF FEDERATED
HIGH YIELD BOND FUND

---------------------------------------------------
                                PAR
                               (000)          VALUE
---------------------------------------------------
    Dailey International,
      Inc.
      Sr. Notes 144A
      9.50%, 02/15/08         $  100    $   101,000
    National Equipment
      Services Sr. Sub.
      Notes 144A
      10.00%, 11/30/04            50         53,875
                                        -----------
                                            517,000
                                        -----------
  MEDICAL SUPPLIES & EQUIPMENT -- 1.0%
    CONMED Corp.
      Sr. Sub. Notes 144A
      9.00%, 03/15/08            100        101,250
    Dade International, Inc.
      Sr. Sub. Notes Cl-B
      11.125%, 05/01/06           75         83,625
                                        -----------
                                            184,875
                                        -----------
  METALS & MINING -- 2.5%
    AEI Holding Co.
      Sr. Notes 144A
      10.00%, 11/15/07           175        183,312
    Euramax International
      PLC
      Sr. Sub. Notes
      11.25%, 10/01/06           100        109,500
    GS Technologies
      Operating Corp. Sr.
      Notes
      12.25%, 10/01/05            75         84,750
    Neenah Corp.
      Sr. Sub. Notes Cl-B
      11.125%, 05/01/07           50         55,250
    Ryerson Tull, Inc. Notes
      8.50%, 07/15/01             50         52,250
                                        -----------
                                            485,062
                                        -----------
  OFFICE EQUIPMENT -- 0.3%
    United Stationers
      Supply, Inc. Sr. Sub.
      Notes 144A
      8.375%, 04/15/08            50         50,375
                                        -----------
  OIL & GAS -- 3.6%
    Abraxas Petroleum Corp.
      Sr. Notes Cl-B
      11.50%, 11/01/04            50         52,500
    Chiles Offshore LLC
      Sr. Notes 144A
      10.00%, 05/01/08           125        125,625
    Forcenergy, Inc.
      Sr. Sub. Notes
      8.50%, 02/15/07            100         97,500
    Houston Exploration Co.
      Sr. Sub. Notes 144A
      8.625%, 01/01/08           150        150,750
    KCS Energy, Inc.
      Sr. Sub. Notes
      8.875%, 01/15/08            50         49,125
    Pride Petroleum
      Services, Inc. Sr.
      Notes
      9.375%, 05/01/07        $   50    $    54,062
    Universal Compression,
      Inc. Sr. Disc. Notes
      [STEP] 144A
      9.60%, 02/15/08            250        158,750
                                        -----------
                                            688,312
                                        -----------
  PRINTING & PUBLISHING -- 1.6%
    Garden State Newspapers,
      Inc. Sr. Sub. Notes
      Cl-B
      8.75%, 10/01/09            150        154,500
    Hollinger International
      Publishing Co.
      Sr. Sub. Notes
      9.25%, 03/15/07             50         53,250
    Ziff-Davis, Inc.
      Sr. Sub. Notes
      8.50%, 05/01/08            100        101,000
                                        -----------
                                            308,750
                                        -----------
  RETAIL & MERCHANDISING -- 0.8%
    Community Distributors,
      Inc. Co. Guarantee
      Notes Cl-B
      10.25%, 10/15/04            50         51,938
    Eye Care Centers of
      America, Inc.
      Sr. Sub. Notes 144A
      9.125%, 05/01/08           100        100,500
                                        -----------
                                            152,438
                                        -----------
  TELECOMMUNICATIONS -- 29.7%
    Call-Net Enterprises,
      Inc.
      Sr. Disc. Notes [STEP]
      8.62%, 08/15/07            250        178,750
    Charter Communications
      Southeast Holdings
      Capital Corp. Disc.
      Notes Cl-B [STEP]
      11.22%, 03/15/07           125        102,656
    Comcast Cellular
      Holdings Corp. Sr.
      Notes Cl-B
      9.50%, 05/01/07             50         52,125
    Comcast Corp.
      Sr. Sub. Debs.
      9.375%, 05/15/05           100        106,500
    CSC Holdings, Inc.
      Sr. Notes
      7.875%, 12/15/07            50         51,500
    CSC Holdings, Inc.
      Sr. Sub. Debs.
      9.875%, 02/15/13            50         55,500
    CSC Holdings, Inc.
      Sr. Sub. Notes
      9.25%, 11/01/05            125        132,813

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                               PAR
                               (000)          VALUE
---------------------------------------------------
    Diamond Holdings PLC
      Sr. Notes 144A
      9.125%, 02/01/08        $  200    $   205,000
    e. spire Communications,
      Inc. Sr. Disc. Notes
      [STEP]
      10.501%, 11/01/05          125        105,000
    Flag Ltd.
      Sr. Notes 144A
      8.25%, 01/30/08             50         51,000
    HighwayMaster
      Communications, Inc.
      Sr. Notes Cl-B
      13.75%, 09/15/05            50         52,500
    ICG Holdings, Inc.
      Co. Guarantee Notes
      [STEP]
      9.644%, 03/15/07           200        146,000
    Intermedia
      Communications of
      Florida, Inc.
      Sr. Disc. Notes [STEP]
      9.733%, 05/15/06           100         82,000
    Intermedia
      Communications, Inc.
      Sr. Disc. Notes Cl-B
      [STEP]
      8.973%, 07/15/07           100         74,000
    Intermedia
      Communications, Inc.
      Sr. Notes Cl-B
      8.875%, 11/01/07            50         51,750
    IXC Communications, Inc.
      Sr. Sub. Notes 144A
      9.00%, 04/15/08            100        100,750
    Lenfest Communications,
      Inc. Sr. Notes
      8.375%, 11/01/05           100        104,625
    Level 3 Communications,
      Inc. Sr. Notes 144A
      9.125%, 05/01/08           400        397,000
    McLeodUSA, Inc.
      Sr. Disc. Notes [STEP]
      10.249%, 03/01/07          200        151,000
    McLeodUSA, Inc.
      Sr. Notes 144A
      8.375%, 03/15/08            50         51,000
    MetroNet Communications
      Corp. Sr. Disc. Notes
      [STEP]
      10.75%, 11/01/07            75         51,000
    Millicom International
      Cellular SA
      Sr. Disc. Notes [STEP]
      10.761%, 06/01/06          200        157,500
    Nextel Communications,
      Inc. Sr. Disc. Notes
      [STEP]
      10.025%, 09/15/07          325        220,188

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
    Nextel Communications,
      Inc. Sr. Disc. Notes
      [STEP] 144A
      10.189%, 02/15/08       $  300    $   194,250
    Nextel International,
      Inc.
      Sr. Disc. Notes
      [STEP] 144A
      12.125%, 04/15/08           50         31,000
    NEXTLINK Communications,
      Inc.
      Sr. Notes 144A
      9.00%, 03/15/08            150        153,938
    NTL, Inc.
      Sr. Notes Cl-B [STEP]
      10.016%, 10/15/03           75         73,500
      9.743%, 02/01/06           125        101,563
    NTL, Inc.
      Sr. Notes [STEP] 144A
      9.77%, 04/01/08            225        144,000
    Paging Network, Inc.
      Sr. Sub. Notes
      10.00%, 10/15/08           175        183,313
    Pathnet, Inc.
      Units 144A
      12.25%, 04/15/08           100        102,000
    Pegasus Communications
      Corp. Sr. Notes Cl-B
      9.625%, 10/15/05           125        131,250
    Qwest Communications
      International, Inc.
      Sr. Disc. Notes [STEP]
      8.485%, 10/15/07           175        126,000
    Qwest Communications
      International, Inc.
      Sr. Notes Cl-B
      10.875%, 04/01/07           50         57,500
    Rogers Cablesystems of
      America, Inc.
      Sr. Notes Cl-B
      10.00%, 03/15/05           125        138,125
    Rogers Cantel, Inc.
      Sr. Sub. Notes
      8.80%, 10/01/07            100        100,000
    Sitel Corp.
      Sr. Sub. Notes 144A
      9.25%, 03/15/06            100        103,000
    Teleport Communications
      Group, Inc.
      Sr. Disc. Notes [STEP]
      8.932%, 07/01/07           175        150,937
    Telesystem International
      Wireless, Inc.
      Sr. Disc. Notes Cl-B
      [STEP]
      10.993%, 06/30/07          125         87,344

ASAF FEDERATED
HIGH YIELD BOND FUND

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
    Telesystem International
      Wireless, Inc.
      Sr. Disc. Notes Cl-C
      [STEP]
      10.351%, 11/01/07       $   75    $    48,188
    Telewest Communications
      PLC Debs. [STEP]
      10.263%, 10/01/07          275        224,813
    Teligent, Inc.
      Sr. Notes
      11.50%, 12/01/07           175        183,313
    Triton Communications
      LLC Sr. Disc. Notes
      [STEP] 144A
      11.00%, 05/01/08           175        104,344
    United International
      Holdings, Inc.
      Sr. Disc. Notes Cl-B
      [STEP]
      10.643%, 02/15/08          150         95,625
    Viacom, Inc.
      Sub. Debs.
      8.00%, 07/07/06            400        409,500
    Viatel, Inc.
      Units 144A
      11.25%, 04/15/08            75         79,875
    Viatel, Inc.
      Units [STEP] 144A
      11.473%, 04/15/08           50         30,750
                                        -----------
                                          5,734,285
                                        -----------
  TRANSPORTATION -- 5.4%
    Allied Holdings, Inc.
      Notes Cl-B
      8.625%, 10/01/07           150        153,375
    Ameritruck Distribution
      Corp. Sr. Sub. Notes
      12.25%, 11/15/05            50         45,250
    Chemical Leaman Corp.
      Sr. Notes
      10.375%, 06/15/05          200        213,000
    Gearbulk Holding Ltd.
      Sr. Notes
      11.25%, 12/01/04           150        164,062
    Holt Group
      Sr. Notes 144A
      9.75%, 01/15/06            100        101,750
    Oshkosh Truck Corp.
      Sr. Sub. Notes 144A
      8.75%, 03/01/08            100        100,500
    Stena AB
      Sr. Notes
      10.50%, 12/15/05           150        163,875
      8.75%, 06/15/07            100        101,250
                                        -----------
                                          1,043,062
                                        -----------

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
  UTILITIES -- 1.2%
    El Paso Electric Co.
      First Mtge. Cl-E
      9.40%, 05/01/11         $  150    $   171,501
    International Utility
      Structures, Inc.
      Sr. Sub. Notes 144A
      10.75%, 02/01/08            50         52,125
                                        -----------
                                            223,626
                                        -----------
TOTAL CORPORATE OBLIGATIONS
  (Cost $17,909,617)                     18,038,751
                                        -----------
                              SHARES
                              ------
COMMON STOCK -- 0.0%
  TELECOMMUNICATIONS
    HighwayMaster
    Communications, Inc.
    Warrants*
  (Cost $50)                      50            500
                                        -----------
PREFERRED STOCK -- 1.9%
  FOOD -- 0.3%
    Nebco Evans Holding Co.
      11.25% [PIK] 144A          550         56,925
                                        -----------
  HEALTHCARE SERVICES -- 0.3%
    River Holding Corp.
      11.50% [PIK] 144A          500         50,875
                                        -----------
  PRINTING & PUBLISHING -- 1.2%
    Primedia, Inc.
      Cl-F $9.20               2,250        230,625
                                        -----------
  TELECOMMUNICATIONS -- 0.1%
    Nextel Communications,
      Inc.
      11.125% [PIK] 144A          25         26,888
                                        -----------
TOTAL PREFERRED STOCK
  (Cost $357,906)                           365,313
                                        -----------
                               PAR
                              (000)
                              ------
REPURCHASE AGREEMENTS -- 4.7%
  Greenwich Capital Markets,
    Inc., 5.40%, dated
    04/30/98, maturing
    05/01/98, repurchase
    price $910,137
    (Collateralized by U.S.
    Treasury Notes, par
    value $923,000, market
    value $928,829, due
    02/15/99)
  (Cost $910,000)             $  910        910,000
                                        -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.3%
    Temporary Investment
      Cash Fund               31,362    $    31,362
    Temporary Investment
      Fund                    31,362         31,362
                                        -----------
  (Cost $62,724)                             62,724
                                        -----------
TOTAL INVESTMENTS -- 100.3%
  (Cost $19,240,297)                     19,377,288
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.3%)                          (60,533)
                                        -----------
NET ASSETS -- 100.0%                    $19,316,755
                                        ===========

---------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing securities.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 31.2% of net assets.

See Notes to Financial Statements.

ASAF ROBERTSON STEPHENS
VALUE + GROWTH FUND

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
COMMON STOCK -- 86.6%
  BUSINESS SERVICES -- 1.4%
    Robert Half
      International, Inc.*      1,920    $  103,920
                                         ----------
  COMPUTER HARDWARE -- 1.7%
    Compaq Computer Corp.       4,460       125,159
                                         ----------
  COMPUTER SERVICES & SOFTWARE -- 5.5%
    Cadence Design
      Systems, Inc.*            1,415        51,382
    CompUSA, Inc.*              5,580       103,579
    Ingram Micro, Inc. Cl-A*    1,300        59,312
    Microsoft Corp.*            1,955       176,194
    Technology Solutions
      Co.*                        800        25,700
                                         ----------
                                            416,167
                                         ----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 15.9%
    Applied Materials, Inc.*    6,490       234,451
    General Electric Co.        2,300       195,787
    LSI Logic Corp.*            2,615        70,932
    Novellus System, Inc.*      3,540       169,477
    Tech Data Corp.*            2,955       147,381
    Teradyne, Inc.*             4,425       161,512
    Texas Instruments, Inc.     3,400       217,812
                                         ----------
                                          1,197,352
                                         ----------
  ENTERTAINMENT & LEISURE -- 1.7%
    Time Warner, Inc.           1,595       125,207
                                         ----------
  FINANCIAL -- BANK & TRUST -- 1.7%
    Chase Manhattan Corp.         915       126,785
                                         ----------
  FINANCIAL SERVICES --10.0%
    Ahmanson, (H.F.) & Co.      2,675       203,969
    Franklin Resources, Inc.    2,280       121,980
    Household International,
      Inc.                        950       124,866
    Merrill Lynch & Co.,
      Inc.                      2,828       248,157
    Providian Financial
      Corp.                       980        58,984
                                         ----------
                                            757,956
                                         ----------
  FOOD -- 3.0%
    Kroger Co.*                 2,340        97,988
    Safeway, Inc.*              3,425       131,006
                                         ----------
                                            228,994
                                         ----------
  HEALTHCARE SERVICES -- 8.2%
    Access Health, Inc.*        1,635        55,181
    Health Management
      Associates, Inc. Cl-A*    2,858        90,027
    Omnicare, Inc.              2,025        69,356
    United Healthcare Corp.     2,520       177,030
    Universal Health
      Services, Inc.*           1,700        98,044
    Wellpoint Health
      Networks, Inc.*           1,770       127,661
                                         ----------
                                            617,299
                                         ----------

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
  INSURANCE -- 3.3%
    The Equitable Companies,
      Inc.                      1,650    $  101,269
    Travelers Group, Inc.       2,450       149,909
                                         ----------
                                            251,178
                                         ----------
  MEDICAL SUPPLIES & EQUIPMENT -- 2.8%
    HBO & Co.                   3,505       209,643
                                         ----------
  OFFICE EQUIPMENT -- 1.3%
    Staples, Inc.*              3,985        98,380
                                         ----------
  PHARMACEUTICALS -- 11.0%
    Cardinal Health, Inc.       1,770       170,363
    Lilly, (Eli) & Co.          3,755       261,207
    McKesson Corp.              2,655       187,675
    Merck & Co., Inc.           1,765       212,683
                                         ----------
                                            831,928
                                         ----------
  RETAIL & MERCHANDISING -- 11.2%
    Costco Companies, Inc.*     2,550       142,481
    CVS Corp.                   2,305       169,994
    Dayton-Hudson Corp.         1,790       156,289
    Gap, Inc.                   3,320       170,773
    Starbucks Corp.*            2,495       120,072
    Walgreen Co.                2,550        87,975
                                         ----------
                                            847,584
                                         ----------
  SEMICONDUCTORS -- 5.7%
    Intel Corp.                 2,800       226,275
    Micron Technology, Inc.*    6,610       205,323
                                         ----------
                                            431,598
                                         ----------
  TELECOMMUNICATIONS -- 0.9%
    AirTouch Communications,
      Inc.*                       550        29,219
    WorldCom, Inc.*               925        39,573
                                         ----------
                                             68,792
                                         ----------
  TRANSPORTATION -- 1.3%
    FDX Corp.*                  1,485       100,980
                                         ----------
TOTAL COMMON STOCK
  (Cost $6,261,063)                       6,538,922
                                         ----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
SHORT-TERM INVESTMENTS -- 7.7%
    Temporary Investment
      Cash Fund               290,321    $  290,321
    Temporary Investment
      Fund                    290,321       290,321
                                         ----------
  (Cost $580,642)                           580,642
                                         ----------
TOTAL INVESTMENTS -- 94.3%
  (Cost $6,841,705)                       7,119,564
OTHER ASSETS LESS LIABILITIES -- 5.7%       426,815
                                         ----------
NET ASSETS -- 100.0%                     $7,546,379
                                         ==========

-------------------------------------------------------

* Non-income producing securities.

See Notes to Financial Statements.

ASAF LORD ABBETT
GROWTH & INCOME FUND

---------------------------------------------------
                               SHARES         VALUE
---------------------------------------------------
COMMON STOCK -- 85.4%
  AIRLINES -- 2.2%
    Delta Air Lines, Inc.       1,000    $  116,250
    US Airways Group, Inc.*     1,500       106,687
                                         ----------
                                            222,937
                                         ----------
  AUTOMOBILE MANUFACTURERS -- 0.9%
    General Motors Corp.        1,300        87,587
                                         ----------
  CHEMICALS -- 2.6%
    Dow Chemical Co.            1,000        96,687
    Du Pont, (E.I.) de
      Nemours & Co.             1,000        72,812
    Lyondell Petrochemical
      Co.                       1,500        49,312
    Rohm & Haas Co.               400        43,125
                                         ----------
                                            261,936
                                         ----------
  CLOTHING & APPAREL -- 1.8%
    Liz Claiborne, Inc.         2,500       122,969
    VF Corp.                    1,000        52,000
                                         ----------
                                            174,969
                                         ----------
  COMPUTER HARDWARE -- 5.9%
    Digital Equipment Corp.*    1,500        83,437
    EMC Corp.*                  2,500       115,312
    Hewlett-Packard Co.         1,800       135,562
    International Business
      Machines Corp.            1,600       185,400
    Seagate Technology,
      Inc.*                     2,500        66,719
                                         ----------
                                            586,430
                                         ----------
  COMPUTER SERVICES & SOFTWARE -- 1.2%
    Sun Microsystems, Inc.*     3,000       123,562
                                         ----------
  CONSUMER PRODUCTS & SERVICES -- 5.2%
    Corning, Inc.               1,500        60,000
    Crown Cork & Seal Co.,
      Inc.                      2,000       104,125
    Eastman Kodak Co.           1,000        72,187
    Fortune Brands, Inc.        3,000       110,625
    International Flavors &
      Fragrances, Inc.          2,000        97,875
    Whirlpool Corp.             1,000        72,000
                                         ----------
                                            516,812
                                         ----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 2.2%
    Emerson Electric Co.        3,500       222,688
                                         ----------
  ENVIRONMENTAL SERVICES -- 0.7%
    USA Waste Services,
      Inc.*                     1,500        73,594
                                         ----------
  FINANCIAL -- BANK & TRUST -- 7.4%
    Banc One Corp.              2,500       147,031
    BankAmerica Corp.           1,000        85,000
    BankBoston Corp.              500        53,969

---------------------------------------------------
                               SHARES         VALUE
---------------------------------------------------
    Bankers Trust Corp.           400    $   51,650
    Chase Manhattan Corp.         800       110,850
    Comerica, Inc.                300        20,081
    First Chicago NBD Corp.       600        55,725
    First Union Corp.           2,000       120,750
    Mellon Bank Corp.           1,300        93,600
                                         ----------
                                            738,656
                                         ----------
  FINANCIAL SERVICES -- 3.6%
    Morgan Stanley, Dean
      Witter & Co.              2,700       212,963
    Providian Financial
      Corp.                     1,000        60,188
    Washington Mutual, Inc.     1,200        84,075
                                         ----------
                                            357,226
                                         ----------
  FOOD -- 6.6%
    Archer-Daniels-Midland
      Co.                       3,500        75,250
    Bestfoods, Inc.             1,600        87,800
    Conagra, Inc.               3,500       102,156
    Heinz, (H.J.) Co.           3,500       190,750
    Ralston Purina Group        1,000       106,000
    Sara Lee Corp.              1,500        89,344
                                         ----------
                                            651,300
                                         ----------
  HEALTHCARE SERVICES -- 0.6%
    United Healthcare Corp.       800        56,200
                                         ----------
  INSURANCE -- 10.0%
    Allstate Corp.              1,200       115,500
    American General Corp.      3,000       199,875
    Chubb Corp.                 2,500       197,344
    CIGNA Corp.                   300        62,081
    Jefferson-Pilot Corp.       1,800       105,638
    Progressive Corp.             500        67,719
    St. Paul Companies, Inc.    1,500       127,125
    Transamerica Corp.          1,000       115,500
                                         ----------
                                            990,782
                                         ----------
  MACHINERY & EQUIPMENT -- 2.1%
    Deere & Co.                 3,500       204,531
                                         ----------
  MEDICAL SUPPLIES & EQUIPMENT -- 2.0%
    Baxter International,
      Inc.                      3,500       194,031
                                         ----------
  OIL & GAS -- 7.3%
    British Petroleum Co.
      PLC [ADR]                 1,500       141,750
    Chevron Corp.                 500        41,344
    Coastal Corp.               1,200        85,725
    ENI Co. SPA [ADR]           2,000       132,250
    Mobil Corp.                 2,000       158,000
    Occidental Petroleum
      Corp.                     3,500       103,031
    Sonat, Inc.                 1,500        66,563
                                         ----------
                                            728,663
                                         ----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                               SHARES         VALUE
---------------------------------------------------
PAPER & FOREST PRODUCTS -- 4.5%
    Bowater, Inc.               1,700    $   95,094
    Fort James Corp.            3,000       148,875
    Georgia Pacific Group         500        38,594
    Georgia Pacific Timber
      Group                     2,000        51,250
    Kimberly-Clark Corp.        2,300       116,725
                                         ----------
                                            450,538
                                         ----------
  PHARMACEUTICALS -- 2.4%
    American Home Products
      Corp.                     1,200       111,750
    SmithKline Beecham PLC
      [ADR]                     1,100        65,519
    Warner-Lambert Co.            300        56,756
                                         ----------
                                            234,025
                                         ----------
  PRINTING & PUBLISHING -- 0.7%
    Dow Jones & Co., Inc.       1,500        73,031
                                         ----------
  RETAIL & MERCHANDISING -- 4.5%
    May Department Stores
      Co.                       2,500       154,219
    Penney, (J.C.) Co., Inc.    1,500       106,594
    Toys 'R' Us, Inc.*          2,000        55,125
    Wal-Mart Stores, Inc.       2,500       126,406
                                         ----------
                                            442,344
                                         ----------
  TELECOMMUNICATIONS -- 5.3%
    AT&T Corp.                  2,500       150,156
    Bell Atlantic Corp.         1,500       140,344
    SBC Communications, Inc.    3,000       124,313
    WorldCom, Inc.*             2,500       106,953
                                         ----------
                                            521,766
                                         ----------

---------------------------------------------------
                               SHARES         VALUE
---------------------------------------------------
  UTILITIES -- 5.7%
    Baltimore Gas & Electric
      Co.                       2,500    $   78,750
    Carolina Power & Light
      Co.                       3,000       129,188
    Cinergy Corp.               2,000        69,750
    Duke Energy Corp.           2,000       115,750
    FirstEnergy Corp.           3,500       105,875
    FPL Group, Inc.             1,000        62,063
                                         ----------
                                            561,376
                                         ----------
TOTAL COMMON STOCK
  (Cost $8,191,929)                       8,474,984
                                         ----------
PREFERRED STOCK -- 2.3%
  INSURANCE -- 1.6%
    Aetna, Inc. Cl-C 6.25%
      [CVT]                     2,000       157,000
                                         ----------
  UTILITIES -- 0.7%
    Houston Industries, Inc.
      7.00% [CVT]               1,000        69,375
                                         ----------
TOTAL PREFERRED STOCK
  (Cost $226,640)                           226,375
                                         ----------
SHORT-TERM INVESTMENTS -- 5.2%
    Temporary Investment
      Cash Fund               258,412       258,412
    Temporary Investment
      Fund                    258,412       258,412
                                         ----------
  (Cost $516,824)                           516,824
                                         ----------
TOTAL INVESTMENTS -- 92.9%
  (Cost $8,935,393)                       9,218,183
OTHER ASSETS LESS LIABILITIES -- 7.1%       710,495
                                         ----------
NET ASSETS -- 100.0%                     $9,928,678
                                         ==========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing securities.

See Notes to Financial Statements.

ASAF JANUS
OVERSEAS GROWTH FUND

---------------------------------------------------
                               SHARES         VALUE
---------------------------------------------------
FOREIGN STOCK -- 79.1%
  ARGENTINA -- 0.4%
    Telefonica de Argentina
      SA Cl-B [ADR]               725    $   27,958
                                         ----------
  AUSTRALIA -- 0.0%
    Brambles Industries Ltd.       89         1,834
                                         ----------
  AUSTRIA -- 1.4%
    Bank Austria AG             1,320       102,020
    Erste Bank Der
      Oesterreichischen
      Sparkassen AG*              257        16,566
                                         ----------
                                            118,586
                                         ----------
  BRAZIL -- 1.6%
    Companhia Cervejaria
      Brahma [ADR]                410         5,407
    Telebras SA [ADR]           1,003       122,178
                                         ----------
                                            127,585
                                         ----------
  CANADA -- 0.2%
    Newcourt Credit Group,
      Inc.                        400        19,650
                                         ----------
  CHILE -- 0.0%
    Embotelladora Andina SA
      Cl-B [ADR]                   27           547
                                         ----------
  DENMARK -- 1.8%
    BG Bank AS                    217        12,684
    Novo Nordisk AS Cl-B          319        51,743
    Ratin AS Cl-B                 396        76,096
    SAS Danmark AS                258         4,600
    Unidanmark AS Cl-A             66         5,546
                                         ----------
                                            150,669
                                         ----------
  FINLAND -- 3.9%
    Merita PLC Cl-A             2,948        19,750
    Nokia Corp. AB Cl-A         1,064        71,479
    Nokia Corp. AB Cl-A
      [ADR]                       305        20,397
    Pohjola Insurance Co.         481        26,663
    Raision Tehtaat Oy            226        43,349
    Sampo Insurance Co. Ltd.
      Cl-A                      1,515        68,407
    Tieto Corp. Cl-B              404        74,154
                                         ----------
                                            324,199
                                         ----------
  FRANCE -- 5.7%
    AXA SA                        146        17,129
    Axime SA*                      58         9,686
    Cap Gemini SA                 977       126,798
    Cap Gemini SA (New)*           76         9,819
    Compagnie Francaise
      d'Etudes et de
      Construction Technip        100        12,696
    Credit Commercial de
      France                      460        36,691
    Dassault Systemes SA
      [ADR]*                       20           773

---------------------------------------------------
                               SHARES         VALUE
---------------------------------------------------
    Dexia France SA               119    $   14,396
    Groupe des Assurances
      Nationales*                 206         5,864
    Lagardere S.C.A.               20           764
    Renault SA*                 1,821        84,427
    Rhone-Poulenc Cl-A            306        14,955
    Sanofi SA                     145        17,565
    Societe Nationale Elf
      Aquitaine SA                608        79,716
    Synthelabo                     79        11,881
    Total SA Cl-B                 250        29,704
                                         ----------
                                            472,864
                                         ----------
  GERMANY -- 8.2%
    Adidas-Salomon AG              49         8,110
    Allianz AG                     29         8,961
    BASF AG                       242        10,789
    Bayer AG                      205         9,139
    Bayerische Motoren Werke
      AG                           17        18,757
    Deutsche Bank AG              661        51,274
    Deutsche Lufthansa AG         490        11,455
    Deutsche Pfandbrief &
      Hypothekenbank AG           312        24,115
    Dresdner Bank AG              308        16,734
    Ergo Versicherungs
      Gruppe AG                   303        57,493
    Hoechst AG                    342        13,779
    Mannesmann AG                 194       152,865
    Marschollek,
      Lautenschlaeger und
      Partner AG                   11         4,187
    Marschollek,
      Lautenschlaeger und
      Partner AG Non-Voting
      Pfd.                         80        31,162
    Merck KGaA                    467        18,087
    Muenchener
      Rueckversicherung AG         16         7,383
    Porsche AG Pfd.                56       141,365
    Preussag AG                    58        20,039
    Schering AG                   480        51,544
    Volkswagen AG                  30        23,931
                                         ----------
                                            681,169
                                         ----------
  GREECE -- 0.1%
    Hellenic
      Telecommunication
      Organization SA             369        10,561
                                         ----------
  HONG KONG -- 1.2%
    China Light & Power Co.
      Ltd.                      4,000        19,210
    China Telecom Ltd.         28,000        53,137
    Citic Pacific Ltd.          5,000        15,363
    First Pacific Co. Ltd.     19,000         9,137
    Swire Pacific Ltd. Cl-A       500         2,498
                                         ----------
                                             99,345
                                         ----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                               SHARES         VALUE
---------------------------------------------------
  IRELAND -- 1.1%
    Elan Corp. PLC [ADR]*         826    $   51,315
    Ryanair Holdings PLC
      [ADR]*                      700        26,863
    Saville Systems PLC
      [ADR]*                      180         8,977
                                         ----------
                                             87,155
                                         ----------
  ITALY -- 5.0%
    Aeroporti di Roma SPA       3,273        45,808
    Assicurazioni Generali      1,556        46,804
    Banca Commerciale Italia
      NA SPA                   13,549        68,512
    Banca di Roma*             30,733        56,629
    Banca Fideuram SPA            689         4,452
    Credito Italiano SPA        1,917        10,072
    Telecom Italia Mobile
      SPA                      23,879       136,109
    Telecom Italia SPA          6,762        50,564
                                         ----------
                                            418,950
                                         ----------
  JAPAN -- 2.1%
    Advantest Corp.                10           674
    Fujisawa Pharmaceutical
      Co. Ltd.                  1,000         9,756
    Nippon Telegraph &
      Telephone Corp.              11        96,572
    Sony Corp.                    500        41,663
    Takeda Chemical
      Industries Ltd.           1,000        28,608
                                         ----------
                                            177,273
                                         ----------
  KOREA -- 0.1%
    Samsung Electronics Co.
      [GDR]                       245         6,860
                                         ----------
  MEXICO -- 0.9%
    Fomento Economico
      Mexicano SA Cl-B            600         4,622
    Grupo Casa Autrey SA de
      CV [ADR]                    150         1,988
    Grupo Televisa SA [GDR]*      130         5,330
    Panamerican Beverages,
      Inc. Cl-A                 1,200        47,850
    Telefonos de Mexico SA
      Cl-L [ADR]                  265        15,006
                                         ----------
                                             74,796
                                         ----------
  NETHERLANDS -- 11.2%
    AKZO Nobel NV                 450        91,536
    ASM Lithography Holding
      NV*                         685        62,763
    Cap Gemini NV                  92         5,988
    Getronics NV                1,501        66,414
    Hagemeyer NV                  330        15,761
    ING Groep NV                2,260       146,863
    Koninklijke Ahold NV        1,923        59,960
    Koninklijke Ahrend Groep
      NV                          481        16,878
    Koninklijke Numico NV         101         3,374
    Ordina NV*                  2,084        48,889

---------------------------------------------------
                               SHARES         VALUE
---------------------------------------------------
    Royal Philips
      Electronics NV            1,140    $  100,430
    Royal Philips
      Electronics NV [ADR]      1,447       130,230
    Simac Techniek NV             215        37,669
    Wolters Kluwer NV           1,099       143,650
                                         ----------
                                            930,405
                                         ----------
  NORWAY -- 2.1%
    Elektronisk
      Databehandling ASA        6,272        28,172
    Merkantildata ASA             159         9,338
    NCL Holdings ASA*          23,350       112,397
    SAS Norge ASA Cl-B            259         4,324
    Sparebanken ASA               625        21,621
                                         ----------
                                            175,852
                                         ----------
  PORTUGAL -- 0.5%
    Portugal Telecom SA           416        21,830
    Telecel-Comunicacaoes
      Pessoais SA*                102        17,578
                                         ----------
                                             39,408
                                         ----------
  RUSSIA -- 0.0%
    Lukoil Holding [ADR]           50         3,313
    Mosenergo [ADR] 144A*          20           707
                                         ----------
                                              4,020
                                         ----------
  SPAIN -- 1.3%
    Banco Central
      Hispanoamericano SA         342        11,376
    Banco Central
      Hispanoamericano SA
      (New)*                       28           931
    Corporacion Bancaria de
      Espana SA                   833        69,410
    Tabacalera SA Cl-A            517        11,126
    Tele Pizza SA*                100        13,319
    Telefonica de Espana SA        94         3,922
    Telefonica de Espana SA
      Rights*                      94            73
    Telefonica SA Rights*         125           281
                                         ----------
                                            110,438
                                         ----------
  SWEDEN -- 7.0%
    Assa Abloy AB Cl-B          2,041        71,209
    Astra AB Cl-A               2,918        59,953
    Electrolux AB Cl-B          1,249       116,204
    Ericsson, (L.M.)
      Telephone Co. [ADR]         200        10,288
    Ericsson, (L.M.)
      Telephone Co. Cl-B          462        24,357
    Investor AB Cl-B            1,021        57,654
    Modern Times Group MTG
      AB*                       2,300        21,993
    Ortivus AB Cl-B*              248         4,102
    Prosolvia AB Cl-B 144A*        30           694
    SAS Sverige AB                316         5,022
    Securitas AB Cl-B           3,527       129,890

ASAF JANUS
OVERSEAS GROWTH FUND

---------------------------------------------------
                               SHARES         VALUE
---------------------------------------------------
    Skandinaviska Enskilda
      Banken                    1,285    $   21,420
    WM-Data AB Cl-B             1,883        56,693
                                         ----------
                                            579,479
                                         ----------
  SWITZERLAND -- 7.3%
    Ares-Serono Group               7        10,034
    Credit Suisse Group            89        19,581
    Julius Baer Holdings AG
      Cl-B                          3         8,280
    Kuoni Reisen AG                20       107,338
    Novartis AG                    96       158,726
    Roche Holding AG                2        20,274
    Schweizerische
     Lebensversicherungs-Und
      Rentenanstalt               136       115,061
    Union Bank of
      Switzerland                 104       167,516
                                         ----------
                                            606,810
                                         ----------
  UNITED KINGDOM -- 16.0%
    Aegis Group PLC           103,251       158,824
    Amvescap PLC                6,146        67,514
    ARM Holdings PLC [ADR]*       150         6,056
    Barclays PLC                  185         5,336
    Capita Group PLC            2,985        25,079
    COLT Telecom Group PLC*       376         8,110
    Compass Group PLC             911        15,765
    ECsoft Group PLC [ADR]*        85         2,550
    Electrocomponents PLC       5,269        51,228
    Energis PLC*                5,212        57,515
    Freepages Group PLC*        2,265         1,382
    Hays PLC                    1,140        19,337
    HSBC Holdings PLC           1,977        62,375
    Imperial Chemical
      Industries PLC            1,361        24,713
    JBA Holdings PLC              491         4,515
    Lloyds TSB Group PLC        6,290        94,178
    Logica PLC                  1,894        49,955
    Misys PLC                     195         9,325
    National Westminster
      Bank PLC                  1,722        34,462
    Rentokil Initial PLC       23,053       148,492
    Royal & Sun Alliance
      Insurance Group PLC       1,637        18,283

---------------------------------------------------
                               SHARES         VALUE
---------------------------------------------------
    Schroders PLC                 157    $    7,699
    Select Appointments
      Holdings PLC              4,125       111,891
    SEMA Group PLC              1,835        66,363
    Siebe PLC                   5,550       123,975
    SmithKline Beecham PLC
      [ADR]                     1,000        59,563
    Standard Chartered PLC      2,423        37,109
    Tomkins PLC                 3,104        18,268
    Wetherspoon, (J.D.) PLC        29           156
    Williams PLC                1,558        11,957
    WPP Group PLC               4,421        28,052
                                         ----------
                                          1,330,027
                                         ----------
TOTAL FOREIGN STOCK
  (Cost $6,378,513)                       6,576,440
                                         ----------
COMMON STOCK -- 1.5%
  TELECOMMUNICATIONS
    Cellular Communications
      International, Inc.*        645        28,380
    Global TeleSystems
      Group, Inc.*              1,576        74,072
    Millicom International
      Cellular SA*                555        21,714
                                         ----------
  (Cost $111,379)                           124,166
                                         ----------
                                PAR
                               (000)
                              -------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.4%
    Federal Home Loan
      Mortgage Corp. Disc.
      Notes
      5.45%, 05/01/98
  (Cost $1,200,000)            $1,200     1,200,000
                                         ----------
TOTAL INVESTMENTS -- 95.0%
  (Cost $7,689,892)                       7,900,606
OTHER ASSETS LESS LIABILITIES -- 5.0%       413,691
                                         ----------
NET ASSETS -- 100.0%                     $8,314,297
                                         ==========

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------
Foreign currency exchange contracts outstanding at April 30, 1998:

                                                                 UNREALIZED
SETTLEMENT           CONTRACTS TO    IN EXCHANGE   CONTRACTS    APPRECIATION
MONTH        TYPE      RECEIVE           FOR       AT VALUE    (DEPRECIATION)
-----------------------------------------------------------------------------
05/98        Buy     AUD     2,828    $  1,834     $  1,844        $  10
05/98        Buy     DEM     5,605       3,123        3,125            2
05/98        Buy     ESP 1,656,985      10,885       10,872          (13)
05/98        Buy     FRF   198,890      33,097       33,130           33
05/98        Buy     GBP    89,136     149,090      149,012          (78)
10/98        Buy     JPY 3,000,000      23,689       23,265         (424)
                                      --------     --------        -----
                                      $221,718     $221,248        $(470)
                                      ========     ========        =====

                                                                   UNREALIZED
SETTLEMENT           CONTRACTS TO     IN EXCHANGE   CONTRACTS     APPRECIATION
MONTH        TYPE       DELIVER           FOR        AT VALUE    (DEPRECIATION)
-------------------------------------------------------------------------------
05/98        Sell    CHF      3,778   $    2,530    $    2,520      $     10
07/98        Sell    CHF     85,000       57,654        57,263           391
10/98        Sell    CHF     90,000       60,032        61,166        (1,134)
07/98        Sell    DEM    200,000      109,622       112,528        (2,906)
10/98        Sell    DEM     40,000       22,345        22,410           (65)
05/98        Sell    DKK        729          107           107            --
05/98        Sell    FIM    160,018       29,408        29,385            23
07/98        Sell    FRF    175,000       29,169        29,245           (76)
10/98        Sell    FRF    600,000       98,050       100,685        (2,635)
05/98        Sell    GBP     52,669       87,957        88,045           (88)
08/98        Sell    GBP     35,000       57,981        58,275          (294)
10/98        Sell    GBP    155,000      255,889       257,475        (1,586)
05/98        Sell    ITL 63,349,708       35,727        35,759           (32)
10/98        Sell    JPY 15,000,000      115,070       116,322        (1,252)
11/98        Sell    JPY  5,000,000       39,582        39,010           572
07/98        Sell    NLG    125,000       62,078        62,066            12
10/98        Sell    NLG    325,000      158,243       162,286        (4,043)
05/98        Sell    NOK      2,357          316           316            --
05/98        Sell    SEK    575,000       72,120        74,727        (2,607)
                                      ----------    ----------      --------
                                      $1,293,880    $1,309,590      $(15,710)
                                      ==========    ==========      ========

--------------------------------------------------------------------------------
Unless otherwise noted, all foreign stocks are common stock.
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing securities.
144A -- Security was purchased pursuant to rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 0.02% of net assets.

DEFINITION OF ABBREVIATIONS

--------------------------------------------------------------------------------
THE FOLLOWING ABBREVIATIONS ARE USED THROUGHOUT THE SCHEDULES OF INVESTMENTS:

SECURITY DESCRIPTIONS:

ADR   --   American Depositary Receipt
CVT   --   Convertible Security
GDR   --   Global Depositary Receipt
PIK   --   Payment in Kind Security
REIT  --   Real Estate Investment Trust
STEP  --   Stepped Coupon Bond (Rates shown are the
           effective yields at purchase date.)

COUNTRIES/CURRENCIES:
AUD   --   Australia/Australian Dollar
CAD   --   Canada/Canadian Dollar
CHF   --   Switzerland/Swiss Franc
DEM   --   Germany/German Deutschemark
DKK   --   Denmark/Danish Krone
ESP   --   Spain/Spanish Peseta
FIM   --   Finland/Finnish Markka
FRF   --   France/French Franc
GBP   --   United Kingdom/British Pound
HKD   --   Hong Kong/Hong Kong Dollar
ITL   --   Italy/Italian Lira
JPY   --   Japan/Japanese Yen
NLG   --   Netherlands/Netherland Guilder
NOK   --   Norway/Norwegian Krone
SEK   --   Sweden/Swedish Krona

See Notes to Financial Statements.

APRIL 30, 1998
(UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                          ASAF FOUNDERS
                                          INTERNATIONAL    ASAF FOUNDERS    ASAF T. ROWE      ASAF AMERICAN
                                              SMALL            SMALL         PRICE SMALL    CENTURY STRATEGIC
                                          CAPITALIZATION   CAPITALIZATION   COMPANY VALUE       BALANCED
                                               FUND             FUND            FUND              FUND
                                          ==============   ==============   =============   =================
ASSETS:
  Investments in Securities at Value (A)    $3,028,506       $4,901,882      $23,405,899       $7,620,749
  Cash                                       1,088,480          668,832               --               --
  Receivable For:
    Securities Sold                                 --           12,636               --           41,559
    Dividends and Interest                       2,372            2,240            7,404           52,878
    Fund Shares Sold                            20,640           15,481          325,697          181,779
    Futures Variation Margin                        --               --           18,000               --
  Receivable from Investment Manager            21,386           19,804           22,492           23,332
  Deferred Organization Costs                   58,842           58,842           58,842           58,842
  Prepaid Expenses                              22,320           22,835           26,498           25,397
                                            ----------       ----------      -----------       ----------
       Total Assets                          4,242,546        5,702,552       23,864,832        8,004,536
                                            ----------       ----------      -----------       ----------
LIABILITIES:
  Cash Overdraft                                    --               --               39               --
  Net Payable for Forward Foreign
    Currency
    Exchange Contracts Purchased                 1,720               --               --               --
  Payable For:
    Securities Purchased                       739,783          183,524          485,200          137,079
    Fund Shares Redeemed                            --            4,257            8,479            5,232
    Distribution Fees                            2,156            3,793           15,797            5,452
    Accrued Expenses                            12,517           20,660           30,167           37,934
                                            ----------       ----------      -----------       ----------
       Total Liabilities                       756,176          212,234          539,682          185,697
                                            ----------       ----------      -----------       ----------
NET ASSETS                                  $3,486,370       $5,490,318      $23,325,150       $7,818,839
                                            ==========       ==========      ===========       ==========
COMPONENTS OF NET ASSETS
Capital Stock                               $      304       $      497      $     2,068       $      718
Additional Paid-In Capital                   3,191,591        5,143,352       22,190,236        7,434,596
Undistributed Net Investment Income
  (Loss)                                        (8,181)         (22,509)         (14,353)          16,363
Accumulated Net Realized Gain (Loss) on
  Investments                                   (1,357)          20,473           30,167          (76,645)
Net Unrealized Appreciation on
  Investments                                  304,013          348,505        1,117,032          443,807
                                            ----------       ----------      -----------       ----------
NET ASSETS                                  $3,486,370       $5,490,318      $23,325,150       $7,818,839
                                            ==========       ==========      ===========       ==========
(A) Investments at Cost                     $2,722,903       $4,553,377      $22,297,667       $7,176,942
                                            ==========       ==========      ===========       ==========

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                          ASAF FOUNDERS
                                          INTERNATIONAL    ASAF FOUNDERS    ASAF T. ROWE      ASAF AMERICAN
                                              SMALL            SMALL         PRICE SMALL    CENTURY STRATEGIC
                                          CAPITALIZATION   CAPITALIZATION   COMPANY VALUE       BALANCED
                                               FUND             FUND            FUND              FUND
                                          ==============   ==============   =============   =================
NET ASSET VALUE:
  Class A: Net Assets                       $  495,133       $1,182,351      $3,778,595        $1,152,773
                                            ----------       ----------      ----------        ----------
           Shares Outstanding                   43,068          106,796         334,187           105,756
                                            ----------       ----------      ----------        ----------
           Net Asset Value and
             Redemption Price Per Share     $    11.50       $    11.07      $    11.31        $    10.90
                                            ==========       ==========      ==========        ==========
             Divided by (1 - Maximum
                Sales Charge)                       95%              95%             95%               95%
                                            ----------       ----------      ----------        ----------
           Offering Price Per Share*        $    12.11       $    11.65      $    11.91        $    11.47
                                            ==========       ==========      ==========        ==========
  Class B: Net Assets                       $1,180,523       $1,448,431      $7,984,508        $2,526,478
                                            ----------       ----------      ----------        ----------
           Shares Outstanding                  102,811          131,281         708,095           232,292
                                            ----------       ----------      ----------        ----------
           Net Asset Value, Offering and
              Redemption Price Per Share    $    11.48       $    11.03      $    11.28        $    10.88
                                            ==========       ==========      ==========        ==========
  Class C: Net Assets                       $  515,483       $  749,951      $3,530,494        $1,372,684
                                            ----------       ----------      ----------        ----------
           Shares Outstanding                   44,919           67,916         313,014           126,149
                                            ----------       ----------      ----------        ----------
           Net Asset Value, Offering and
              Redemption Price Per Share    $    11.48       $    11.04      $    11.28        $    10.88
                                            ==========       ==========      ==========        ==========
  Class X: Net Assets                       $1,295,231       $2,109,585      $8,031,553        $2,766,904
                                            ----------       ----------      ----------        ----------
           Shares Outstanding                  113,029          191,138         712,370           254,467
                                            ----------       ----------      ----------        ----------
           Net Asset Value, Offering and
              Redemption Price Per Share    $    11.46       $    11.04      $    11.27        $    10.87
                                            ==========       ==========      ==========        ==========

* On purchases of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

APRIL 30, 1998
(UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                                   ASAF LORD
                                                                 ASAF ROBERTSON     ABBETT      ASAF JANUS
                                               ASAF FEDERATED       STEPHENS       GROWTH &      OVERSEAS
                                               HIGH YIELD BOND   VALUE + GROWTH     INCOME        GROWTH
                                                    FUND              FUND           FUND          FUND
                                               ===============   ==============   ===========   ==========
ASSETS:
  Investments in Securities at Value (A)         $19,377,288       $7,119,564     $ 9,218,183   $7,900,606
  Cash                                                 1,784          270,842         660,000       98,678
  Receivable For:
    Securities Sold                                  220,501               13              --      156,036
    Dividends and Interest                           300,314            3,700          11,764        9,758
    Fund Shares Sold                                 409,972          259,944         515,785      458,099
  Receivable from Investment Manager                  14,501               --              --           --
  Deferred Organization Costs                         58,842               --              --           --
  Prepaid Expenses                                    27,280           25,795          28,818       28,007
                                                 -----------       ----------     -----------   ----------
       Total Assets                               20,410,482        7,679,858      10,434,550    8,651,184
                                                 -----------       ----------     -----------   ----------
LIABILITIES:
  Payable to Investment Manager                           --           26,068          23,958       23,023
  Net Payable for Forward Foreign Currency
    Exchange Contracts Purchased                          --               --              --          470
  Net Payable for Forward Foreign Currency
    Exchange Contracts Sold                               --               --              --       15,710
  Payable For:
    Securities Purchased                             964,638           86,274         398,691      274,131
    Fund Shares Redeemed                              71,084               --          60,200          200
    Distribution Fees                                 13,593            4,826           5,823        4,729
    Accrued Expenses                                  28,317           16,311          17,200       18,624
    Accrued Dividends                                 16,095               --              --           --
                                                 -----------       ----------     -----------   ----------
       Total Liabilities                           1,093,727          133,479         505,872      336,887
                                                 -----------       ----------     -----------   ----------
NET ASSETS                                       $19,316,755       $7,546,379     $ 9,928,678   $8,314,297
                                                 ===========       ==========     ===========   ==========
COMPONENTS OF NET ASSETS
Capital Stock                                    $     1,885       $      661     $       892   $      753
Additional Paid-In Capital                        19,156,228        7,260,936       9,647,855    8,094,548
Undistributed Net Investment Income (Loss)               (80)         (14,156)            640       11,507
Accumulated Net Realized Gain (Loss) on
  Investments                                         21,731           21,079          (3,499)      13,090
Net Unrealized Appreciation on Investments           136,991          277,859         282,790      194,399
                                                 -----------       ----------     -----------   ----------
NET ASSETS                                       $19,316,755       $7,546,379     $ 9,928,678   $8,314,297
                                                 ===========       ==========     ===========   ==========
(A) Investments at Cost                          $19,240,297       $6,841,705     $ 8,935,393   $7,689,892
                                                 ===========       ==========     ===========   ==========

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                      ASAF                       ASAF LORD
                                                   FEDERATED    ASAF ROBERTSON     ABBETT     ASAF JANUS
                                                   HIGH YIELD      STEPHENS       GROWTH &     OVERSEAS
                                                      BOND      VALUE + GROWTH     INCOME       GROWTH
                                                      FUND           FUND           FUND         FUND
                                                   ==========   ==============   ==========   ==========
NET ASSET VALUE:
  Class A: Net Assets                              $2,639,944     $1,121,316     $1,839,764   $1,450,816
                                                   ----------     ----------     ----------   ----------
           Shares Outstanding                         257,717         98,151        165,308      131,384
                                                   ----------     ----------     ----------   ----------
           Net Asset Value and Redemption
              Price Per Share                      $    10.24     $    11.42     $    11.13   $    11.04
                                                   ==========     ==========     ==========   ==========
             Divided by (1 - Maximum
                Sales Charge)                          95 3/4%            95%            95%          95%
                                                   ----------     ----------     ----------   ----------
           Offering Price Per Share*               $    10.69     $    12.02     $    11.72   $    11.62
                                                   ==========     ==========     ==========   ==========
  Class B: Net Assets                              $7,829,142     $2,917,882     $3,471,220   $2,344,294
                                                   ----------     ----------     ----------   ----------
           Shares Outstanding                         763,872        255,367        311,362      212,448
                                                   ----------     ----------     ----------   ----------
           Net Asset Value, Offering and
              Redemption Price Per Share           $    10.25     $    11.43     $    11.15   $    11.03
                                                   ==========     ==========     ==========   ==========
  Class C: Net Assets                              $3,262,398     $  886,165     $1,275,870   $1,742,887
                                                   ----------     ----------     ----------   ----------
           Shares Outstanding                         318,338         77,633        114,584      157,900
                                                   ----------     ----------     ----------   ----------
           Net Asset Value, Offering and
              Redemption Price Per Share           $    10.25     $    11.41     $    11.13   $    11.04
                                                   ==========     ==========     ==========   ==========
  Class X: Net Assets                              $5,585,271     $2,621,016     $3,341,824   $2,776,300
                                                   ----------     ----------     ----------   ----------
           Shares Outstanding                         545,200        229,716        300,245      251,853
                                                   ----------     ----------     ----------   ----------
           Net Asset Value, Offering and
              Redemption Price Per Share           $    10.24     $    11.41     $    11.13   $    11.02
                                                   ==========     ==========     ==========   ==========

* On purchases of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

APRIL 30, 1998
(UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                      ASAF T.
                                    ROWE PRICE                      ASAF INVESCO   ASAF TOTAL     ASAF JPM
                                   INTERNATIONAL     ASAF JANUS        EQUITY        RETURN        MONEY
                                      EQUITY       CAPITAL GROWTH      INCOME         BOND         MARKET
                                       FUND             FUND            FUND          FUND          FUND
                                   =============   ==============   ============   ===========   ==========
ASSETS:
  Investments in corresponding
    Portfolios of American
    Skandia Master Trust            $8,148,641      $42,224,985     $25,937,541    $11,235,594   $9,122,952
  Receivable for Investments Sold
    in Corresponding Portfolios
    of American Skandia Master
    Trust                                1,000            2,428          12,292          1,000       61,914
  Receivable for Fund Shares Sold      111,486          744,239         385,431        435,686      231,888
  Receivable from Investment
    Manager                             38,106           56,293          36,450         24,475           --
  Deferred Organization Costs           58,318           58,290          58,203         58,203       58,207
  Prepaid Expenses                      20,535           25,880          25,048         22,862       23,371
                                    ----------      -----------     -----------    -----------   ----------
       Total Assets                  8,378,086       43,112,115      26,454,965     11,777,820    9,498,332
                                    ----------      -----------     -----------    -----------   ----------
LIABILITIES:
  Payable for Investments
    Purchased in Corresponding
    Portfolios of American
    Skandia Master Trust               111,486          744,239         385,431        435,686      231,888
  Payable to Investment Manager             --               --              --             --        3,447
  Payable For:
    Fund Shares Redeemed                 1,000            2,428          12,292          1,000       61,914
    Distribution Fees                    5,699           27,745          17,887          7,699        6,522
    Accrued Expenses                    15,979           25,557          24,462         21,444       24,994
                                    ----------      -----------     -----------    -----------   ----------
       Total Liabilities               134,164          799,969         440,072        465,829      328,765
                                    ----------      -----------     -----------    -----------   ----------
NET ASSETS                          $8,243,922      $42,312,146     $26,014,893    $11,311,991   $9,169,567
                                    ==========      ===========     ===========    ===========   ==========
COMPONENTS OF NET ASSETS
Capital Stock                       $      802      $     3,381     $     2,176    $       778   $    9,170
Additional Paid-In Capital           7,662,616       37,103,571      24,267,354     11,281,859    9,161,075
Undistributed Net Investment
  Income (Loss)                         (4,807)         (46,452)         69,166         33,483           --
Accumulated Net Realized Gain
  (Loss) on Investments                (15,799)        (440,574)        364,061            353         (678)
Net Unrealized Appreciation
  (Depreciation) on Investments        601,110        5,692,220       1,312,136         (4,482)          --
                                    ----------      -----------     -----------    -----------   ----------
NET ASSETS                          $8,243,922      $42,312,146     $26,014,893    $11,311,991   $9,169,567
                                    ==========      ===========     ===========    ===========   ==========

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                        ASAF T.
                                      ROWE PRICE                      ASAF INVESCO   ASAF TOTAL    ASAF JPM
                                     INTERNATIONAL     ASAF JANUS        EQUITY        RETURN       MONEY
                                        EQUITY       CAPITAL GROWTH      INCOME         BOND        MARKET
                                         FUND             FUND            FUND          FUND         FUND
                                     =============   ==============   ============   ==========   ==========
NET ASSET VALUE:
  Class A: Net Assets                 $1,265,106      $ 7,292,080      $4,375,955    $  956,121   $1,265,517
                                      ----------      -----------      ----------    ----------   ----------
           Shares Outstanding            125,552          531,302         366,401        91,476    1,265,577
                                      ----------      -----------      ----------    ----------   ----------
           Net Asset Value and
           Redemption Price Per
             Share                    $    10.08      $     13.72      $    11.94    $    10.45   $     1.00
                                      ==========      ===========      ==========    ==========   ==========
             Divided by
             (1 - Maximum
               Sales Charge)                  95%              95%             95%       95 3/4%          95%
                                      ----------      -----------      ----------    ----------   ----------
           Offering Price Per
             Share*                   $    10.61      $     14.44      $    12.57    $    10.91   $     1.05
                                      ==========      ===========      ==========    ==========   ==========
  Class B: Net Assets                 $1,884,468      $14,713,387      $8,678,921    $3,860,631   $1,427,864
                                      ----------      -----------      ----------    ----------   ----------
           Shares Outstanding            182,763        1,197,403         726,025       373,573    1,428,068
                                      ----------      -----------      ----------    ----------   ----------
           Net Asset Value,
             Offering and
             Redemption Price
             Per Share                $    10.31      $     12.29      $    11.95    $    10.33   $     1.00
                                      ==========      ===========      ==========    ==========   ==========
  Class C: Net Assets                 $1,875,928      $ 5,853,694      $3,661,385    $2,560,484   $1,752,439
                                      ----------      -----------      ----------    ----------   ----------
           Shares Outstanding            182,251          477,314         306,335       247,790    1,752,484
                                      ----------      -----------      ----------    ----------   ----------
           Net Asset Value,
             Offering and
             Redemption Price
             Per Share                $    10.29      $     12.26      $    11.95    $    10.33   $     1.00
                                      ==========      ===========      ==========    ==========   ==========
  Class X: Net Assets                 $3,218,420      $14,452,985      $9,298,632    $3,934,755   $4,723,747
                                      ----------      -----------      ----------    ----------   ----------
           Shares Outstanding            311,417        1,175,185         778,159       380,357    4,724,116
                                      ----------      -----------      ----------    ----------   ----------
           Net Asset Value,
             Offering and
             Redemption Price
             Per Share                $    10.33      $     12.30      $    11.95    $    10.34   $     1.00
                                      ==========      ===========      ==========    ==========   ==========

* On purchases of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED APRIL 30, 1998
(UNAUDITED)

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                          ASAF FOUNDERS
                                          INTERNATIONAL    ASAF FOUNDERS    ASAF T. ROWE      ASAF AMERICAN
                                              SMALL            SMALL         PRICE SMALL    CENTURY STRATEGIC
                                          CAPITALIZATION   CAPITALIZATION   COMPANY VALUE       BALANCED
                                               FUND             FUND            FUND              FUND
                                          ==============   ==============   =============   =================
INVESTMENT INCOME:
  Interest                                   $  9,338         $  7,234       $   46,019         $ 51,641
  Dividends                                     3,435              390           69,120            9,055
  Foreign Taxes Withheld                         (402)              --              (31)              --
                                             --------         --------       ----------         --------
       Total Investment Income                 12,371            7,624          115,108           60,696
                                             --------         --------       ----------         --------
EXPENSES:
  Advisory Fees                                 8,915           12,983           55,354           18,174
  Shareholder Servicing Fees                   30,484           31,615           41,351           31,264
  Administration and Accounting Fees           25,876           25,876           25,876           25,876
  Custodian Fees                                5,111            3,912           20,172            4,768
  Distribution Fees -- Class A                    653            1,608            4,851            2,020
  Distribution Fees -- Class B                  2,413            4,672           20,634            6,402
  Distribution Fees -- Class C                  1,264            1,600            7,692            3,559
  Distribution Fees -- Class X                  3,122            4,941           17,325            6,193
  Professional Fees                             1,903            3,240           11,950            4,492
  Organization Costs                            5,677            5,773            5,805            5,773
  Directors' Fees                                 488              855            3,265            1,191
  Registration Fees                            17,473           18,791           21,743           19,135
  Printing Expenses                               709            1,193            4,325            1,655
  Miscellaneous Expenses                          630              537            1,249              544
                                             --------         --------       ----------         --------
       Total Expenses                         104,718          117,596          241,592          131,046
       Less: Reimbursement of Expenses
         by Investment Manager                (84,299)         (87,463)        (121,898)         (90,659)
                                             --------         --------       ----------         --------
       Net Expenses                            20,419           30,133          119,694           40,387
                                             --------         --------       ----------         --------
Net Investment Income (Loss)                   (8,048)         (22,509)          (4,586)          20,309
                                             --------         --------       ----------         --------

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                          ASAF FOUNDERS
                                          INTERNATIONAL    ASAF FOUNDERS    ASAF T. ROWE      ASAF AMERICAN
                                              SMALL            SMALL         PRICE SMALL    CENTURY STRATEGIC
                                          CAPITALIZATION   CAPITALIZATION   COMPANY VALUE       BALANCED
                                               FUND             FUND            FUND              FUND
                                          ==============   ==============   =============   =================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                                  1,808           20,473           30,204          (75,635)
    Foreign Currency Transactions              (2,878)              --               --               --
                                             --------         --------       ----------         --------
  Net Realized Gain (Loss)                     (1,070)          20,473           30,204          (75,635)
                                             --------         --------       ----------         --------
  Net Change in Unrealized Appreciation
    on:
    Securities                                315,685          350,521        1,139,849          451,023
    Futures Contracts                              --               --            8,800               --
    Translation of Assets and
       Liabilities Denominated in
       Foreign Currencies                      (1,458)              --               --               --
                                             --------         --------       ----------         --------
  Net Change in Unrealized Appreciation       314,227          350,521        1,148,649          451,023
                                             --------         --------       ----------         --------
  Net Gain on Investments                     313,157          370,994        1,178,853          375,388
                                             --------         --------       ----------         --------
  Net Increase in Net Assets Resulting
    from Operations                          $305,109         $348,485       $1,174,267         $395,697
                                             ========         ========       ==========         ========

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED APRIL 30, 1998
(UNAUDITED)

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                          ASAF ROBERTSON      ASAF LORD
                                        ASAF FEDERATED       STEPHENS          ABBETT          ASAF JANUS
                                        HIGH YIELD BOND   VALUE + GROWTH   GROWTH & INCOME   OVERSEAS GROWTH
                                             FUND            FUND(1)           FUND(1)           FUND(1)
                                        ===============   ==============   ===============   ===============
INVESTMENT INCOME:
  Interest                                 $448,946          $  3,767         $  5,275          $ 16,098
  Dividends                                   2,415             3,901           20,297            21,332
  Foreign Taxes Withheld                         --                --               --            (2,937)
                                           --------          --------         --------          --------
       Total Investment Income              451,361             7,668           25,572            34,493
                                           --------          --------         --------          --------
EXPENSES:
  Advisory Fees                              36,388            10,760           12,527            10,114
  Shareholder Servicing Fees                 34,012            13,396           13,748            13,427
  Administration and Accounting Fees         25,876             2,929            2,976             2,882
  Custodian Fees                              3,909             4,319            5,289             7,544
  Distribution Fees -- Class A                4,349               675            1,365               920
  Distribution Fees -- Class B               20,796             4,112            4,715             2,761
  Distribution Fees -- Class C                8,983               908            1,642             1,593
  Distribution Fees -- Class X               13,508             3,411            3,439             3,001
  Professional Fees                          11,648             1,420            1,814             1,291
  Organization Costs                          5,786                --               --                --
  Directors' Fees                             3,030               523              664               487
  Registration Fees                          21,118            20,210           17,616            17,449
  Printing Expenses                           4,320               339              442               283
  Miscellaneous Expenses                      1,704               338              363               596
                                           --------          --------         --------          --------
       Total Expenses                       195,427            63,340           66,600            62,348
       Less: Reimbursement of Expenses
                by Investment Manager       (95,808)          (40,538)         (39,163)          (38,443)
             Waiver of Fees by Investment
                Manager                          --              (978)          (2,505)             (919)
                                           --------          --------         --------          --------
       Net Expenses                          99,619            21,824           24,932            22,986
                                           --------          --------         --------          --------
Net Investment Income (Loss)                351,742           (14,156)             640            11,507
                                           --------          --------         --------          --------

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                          ASAF ROBERTSON      ASAF LORD
                                        ASAF FEDERATED       STEPHENS          ABBETT          ASAF JANUS
                                        HIGH YIELD BOND   VALUE + GROWTH   GROWTH & INCOME   OVERSEAS GROWTH
                                             FUND            FUND(1)           FUND(1)           FUND(1)
                                        ===============   ==============   ===============   ===============
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                               25,914            21,079           (3,499)           15,406
    Foreign Currency Transactions                --                --               --            (2,316)
                                           --------          --------         --------          --------
  Net Realized Gain (Loss)                   25,914            21,079           (3,499)           13,090
                                           --------          --------         --------          --------
  Net Change in Unrealized
    Appreciation on:
    Securities                              161,838           277,859          282,790           210,714
    Translation of Assets and
       Liabilities Denominated in
       Foreign Currencies                        --                --               --           (16,315)
                                           --------          --------         --------          --------
  Net Change in Unrealized
    Appreciation                            161,838           277,859          282,790           194,399
                                           --------          --------         --------          --------
  Net Gain on Investments                   187,752           298,938          279,291           207,489
                                           --------          --------         --------          --------
  Net Increase in Net Assets Resulting
    from Operations                        $539,494          $284,782         $279,931          $218,996
                                           ========          ========         ========          ========

(1) Commenced operations on December 31, 1997.

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED APRIL 30, 1998
(UNAUDITED)

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                            ASAF
                                        T. ROWE PRICE                    ASAF INVESCO   ASAF TOTAL   ASAF JPM
                                        INTERNATIONAL     ASAF JANUS        EQUITY        RETURN      MONEY
                                           EQUITY       CAPITAL GROWTH      INCOME         BOND       MARKET
                                            FUND             FUND            FUND          FUND        FUND
                                        =============   ==============   ============   ==========   ========
INVESTMENT INCOME:
  Investment Income from
    Corresponding Portfolios of
    American Skandia Master Trust:
    Interest                              $  11,419       $  105,045      $  128,105     $155,870    $144,516
    Dividends                                48,257           50,458          86,165           --          --
    Foreign Taxes Withheld                   (7,321)            (686)             --           --          --
                                          ---------       ----------      ----------     --------    --------
       Total Investment Income               52,355          154,817         214,270      155,870     144,516
       Expenses from Corresponding
         Portfolios of American
         Skandia Master Trust               (56,450)        (131,764)        (82,299)     (34,979)    (22,596)
                                          ---------       ----------      ----------     --------    --------
       Net Investment Income
         (Loss) from Corresponding
         Portfolios of American
         Skandia Master Trust                (4,095)          23,053         131,971      120,891     121,920
                                          ---------       ----------      ----------     --------    --------
EXPENSES:
    Shareholder Servicing Fees               34,701           49,250          39,975       30,838      30,515
    Administration and Accounting Fees       13,501           13,501          13,501       13,501          --
    Distribution Fees -- Class A              1,883            8,373           5,611        1,202       1,643
    Distribution Fees -- Class B              5,002           33,285          23,425        9,178       5,136
    Distribution Fees -- Class C              4,779           11,455           8,283        5,331       4,577
    Distribution Fees -- Class X              9,163           30,961          22,616        9,493      14,643
    Professional Fees                         3,147           11,264           8,413        3,287       3,915
    Organization Costs                        5,532            5,560           5,646        5,646       5,643
    Directors' Fees                           1,360            5,435           3,881        1,552       1,649
    Registration Fees                        18,695           23,698          22,585       20,217      19,949
    Printing Expenses                         1,982            6,972           5,269        2,059       2,486
    Miscellaneous Expenses                    2,944            2,003           1,683          681         644
                                          ---------       ----------      ----------     --------    --------
       Total Expenses                       102,689          201,757         160,888      102,985      90,800
                                          ---------       ----------      ----------     --------    --------
       Less: Reimbursement of
         Expenses by Investment
         Manager                           (101,977)        (138,493)       (114,431)     (88,717)    (59,752)
                                          ---------       ----------      ----------     --------    --------
Net Investment Income (Loss)                 (4,807)         (40,211)         85,514      106,623      90,872
                                          ---------       ----------      ----------     --------    --------

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                            ASAF
                                        T. ROWE PRICE                    ASAF INVESCO   ASAF TOTAL   ASAF JPM
                                        INTERNATIONAL     ASAF JANUS        EQUITY        RETURN      MONEY
                                           EQUITY       CAPITAL GROWTH      INCOME         BOND       MARKET
                                            FUND             FUND            FUND          FUND        FUND
                                        =============   ==============   ============   ==========   ========
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS FROM
  CORRESPONDING
  PORTFOLIOS OF AMERICAN
  SKANDIA MASTER TRUST:
  Net Realized Gain (Loss) on:
    Securities                             (14,640)         (401,292)        377,265          352        (678)
    Foreign Currency Transactions           (1,159)             (475)             --           --          --
                                          --------        ----------      ----------     --------    --------
  Net Realized Gain (Loss)                 (15,799)         (401,767)        377,265          352        (678)
                                          --------        ----------      ----------     --------    --------
  Net Change in Unrealized
    Appreciation (Depreciation) on:
    Securities                             665,649         5,760,784       1,300,881      (16,322)         --
    Translation of Assets and
       Liabilities Denominated in
       Foreign Currencies                      932                36              --           --          --
                                          --------        ----------      ----------     --------    --------
  Net Change in Unrealized
    Appreciation (Depreciation)            666,581         5,760,820       1,300,881      (16,322)         --
                                          --------        ----------      ----------     --------    --------
  Net Gain (Loss) on Investments           650,782         5,359,053       1,678,146      (15,970)       (678)
                                          --------        ----------      ----------     --------    --------
  Net Increase in Net Assets
    Resulting from Operations             $645,975        $5,318,842      $1,763,660     $ 90,653    $ 90,194
                                          ========        ==========      ==========     ========    ========

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                            ASAF FOUNDERS
                                            INTERNATIONAL                   ASAF FOUNDERS                   ASAF T. ROWE
                                                SMALL                           SMALL                        PRICE SMALL
                                           CAPITALIZATION                  CAPITALIZATION                   COMPANY VALUE
                                                FUND                            FUND                            FUND
                                    -----------------------------   -----------------------------   -----------------------------
                                      SIX MONTHS                      SIX MONTHS                      SIX MONTHS
                                        ENDED        PERIOD ENDED       ENDED        PERIOD ENDED       ENDED        PERIOD ENDED
                                    APRIL 30, 1998   OCTOBER 31,    APRIL 30, 1998   OCTOBER 31,    APRIL 30, 1998   OCTOBER 31,
                                     (UNAUDITED)       1997(1)       (UNAUDITED)       1997(1)       (UNAUDITED)       1997(1)
                                    ==============   ============   ==============   ============   ==============   ============
FROM OPERATIONS:
  Net Investment Income (Loss)        $   (8,048)      $    819       $  (22,509)      $ (1,017)     $    (4,586)     $      422
  Net Realized Gain (Loss) on
    Investments                           (1,070)          (287)          20,473             --           30,204             (37)
  Net Change in Unrealized
    Appreciation (Depreciation) on
    Investments                          314,227        (10,214)         350,521         (2,016)       1,148,649         (31,617)
                                      ----------       --------       ----------       --------      -----------      ----------
Net Increase (Decrease) in Net
  Assets Resulting from Operations       305,109         (9,682)         348,485         (3,033)       1,174,267         (31,232)
                                      ----------       --------       ----------       --------      -----------      ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From Net Investment Income:
    Class A                                 (526)            --               --             --           (4,374)             --
    Class B                                 (145)            --               --             --           (2,738)             --
    Class C                                  (72)            --               --             --             (849)             --
    Class X                                 (209)            --               --             --           (2,228)             --
                                      ----------       --------       ----------       --------      -----------      ----------
Total Distributions                         (952)            --               --             --          (10,189)             --
                                      ----------       --------       ----------       --------      -----------      ----------
CAPITAL SHARE TRANSACTIONS (NOTE
  4):
  Net Increase in Net Assets from
    Capital Share Transactions         2,561,407        620,488        4,252,750        882,116       19,647,966       2,534,338
                                      ----------       --------       ----------       --------      -----------      ----------
Net Increase in Net Assets             2,865,564        610,806        4,601,235        879,083       20,812,044       2,503,106
NET ASSETS:
  Beginning of Period                    620,806         10,000          889,083         10,000        2,513,106          10,000
                                      ----------       --------       ----------       --------      -----------      ----------
  End of Period                       $3,486,370       $620,806       $5,490,318       $889,083      $23,325,150      $2,513,106
                                      ==========       ========       ==========       ========      ===========      ==========

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                                                     ASAF
                                                                                                  ROBERTSON        ASAF LORD
                                                                                                   STEPHENS          ABBETT
                                    ASAF AMERICAN CENTURY              ASAF FEDERATED              VALUE +          GROWTH &
                                     STRATEGIC BALANCED                  HIGH YIELD                 GROWTH           INCOME
                                            FUND                          BOND FUND                  FUND             FUND
                                -----------------------------   -----------------------------   --------------   --------------
                                  SIX MONTHS                      SIX MONTHS
                                    ENDED        PERIOD ENDED       ENDED        PERIOD ENDED    PERIOD ENDED     PERIOD ENDED
                                APRIL 30, 1998   OCTOBER 31,    APRIL 30, 1998   OCTOBER 31,    APRIL 30, 1998   APRIL 30, 1998
                                 (UNAUDITED)       1997(1)       (UNAUDITED)       1997(1)      (UNAUDITED)(2)   (UNAUDITED)(2)
                                ==============   ============   ==============   ============   ==============   ==============
FROM OPERATIONS:
  Net Investment Income (Loss)    $   20,309      $    2,252     $   351,742      $    5,911      $  (14,156)      $      640
  Net Realized Gain (Loss) on
    Investments                      (75,635)         (1,010)         25,914          (4,183)         21,079           (3,499)
  Net Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments                      451,023          (7,216)        161,838         (24,847)        277,859          282,790
                                  ----------      ----------     -----------      ----------      ----------       ----------
Net Increase (Decrease) in Net
  Assets Resulting from
  Operations                         395,697          (5,974)        539,494         (23,119)        284,782          279,931
                                  ----------      ----------     -----------      ----------      ----------       ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From Net Investment Income:
    Class A                           (2,715)             --         (61,669)         (3,360)             --               --
    Class B                           (1,556)             --        (138,640)         (1,321)             --               --
    Class C                             (720)             --         (60,838)           (470)             --               --
    Class X                           (1,207)             --         (90,675)           (760)             --               --
                                  ----------      ----------     -----------      ----------      ----------       ----------
Total Distributions                   (6,198)             --        (351,822)         (5,911)             --               --
                                  ----------      ----------     -----------      ----------      ----------       ----------
CAPITAL SHARE TRANSACTIONS
  (NOTE 4):
  Net Increase in Net Assets
    from Capital Share
    Transactions                   6,178,012       1,247,302      15,292,624       3,855,489       7,261,597        9,648,747
                                  ----------      ----------     -----------      ----------      ----------       ----------
Net Increase in Net Assets         6,567,511       1,241,328      15,480,296       3,826,459       7,546,379        9,928,678
NET ASSETS:
  Beginning of Period              1,251,328          10,000       3,836,459          10,000              --               --
                                  ----------      ----------     -----------      ----------      ----------       ----------
  End of Period                   $7,818,839      $1,251,328     $19,316,755      $3,836,459      $7,546,379       $9,928,678
                                  ==========      ==========     ===========      ==========      ==========       ==========


                                  ASAF JANUS
                                   OVERSEAS
                                    GROWTH
                                     FUND
                                --------------

                                 PERIOD ENDED
                                APRIL 30, 1998
                                (UNAUDITED)(2)
                                ==============
FROM OPERATIONS:
  Net Investment Income (Loss)    $   11,507
  Net Realized Gain (Loss) on
    Investments                       13,090
  Net Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments                      194,399
                                  ----------
Net Increase (Decrease) in Net
  Assets Resulting from
  Operations                         218,996
                                  ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From Net Investment Income:
    Class A                               --
    Class B                               --
    Class C                               --
    Class X                               --
                                  ----------
Total Distributions                       --
                                  ----------
CAPITAL SHARE TRANSACTIONS
  (NOTE 4):
  Net Increase in Net Assets
    from Capital Share
    Transactions                   8,095,301
                                  ----------
Net Increase in Net Assets         8,314,297
NET ASSETS:
  Beginning of Period                     --
                                  ----------
  End of Period                   $8,314,297
                                  ==========

(1) Commenced operations on July 28, 1997.
(2) Commenced operations on December 31, 1997.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                      ASAF T. ROWE PRICE                  ASAF JANUS                     ASAF INVESCO
                                     INTERNATIONAL EQUITY               CAPITAL GROWTH                   EQUITY INCOME
                                             FUND                            FUND                            FUND
                                 -----------------------------   -----------------------------   -----------------------------
                                   SIX MONTHS                      SIX MONTHS                      SIX MONTHS
                                     ENDED        PERIOD ENDED       ENDED        PERIOD ENDED       ENDED        PERIOD ENDED
                                 APRIL 30, 1998   OCTOBER 31,    APRIL 30, 1998   OCTOBER 31,    APRIL 30, 1998   OCTOBER 31,
                                  (UNAUDITED)       1997(1)       (UNAUDITED)       1997(1)       (UNAUDITED)       1997(2)
                                 ==============   ============   ==============   ============   ==============   ============
FROM OPERATIONS:
  Net Investment Income (Loss)     $   (4,807)     $     (282)    $   (40,211)     $    7,214     $    85,514      $    7,857
  Net Realized Gain (Loss)
    on Investments                    (15,799)           (583)       (401,767)        (38,807)        377,265         (13,204)
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Investments                    666,581         (65,471)      5,760,820         (68,600)      1,300,881          11,255
                                   ----------      ----------     -----------      ----------     -----------      ----------
Net Increase (Decrease) in Net
  Assets Resulting from
  Operations                          645,975         (66,336)      5,318,842        (100,193)      1,763,660           5,908
                                   ----------      ----------     -----------      ----------     -----------      ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From Net Investment Income:
    Class A                                --              --          (6,082)             --          (6,575)             --
    Class B                                --              --          (3,272)             --          (7,950)             --
    Class C                                --              --          (1,027)             --          (2,340)             --
    Class X                                --              --          (3,074)             --          (7,340)             --
  From Capital Gains:
    Class A                                --              --              --              --              --              --
    Class B                                --              --              --              --              --              --
    Class C                                --              --              --              --              --              --
    Class X                                --              --              --              --              --              --
                                   ----------      ----------     -----------      ----------     -----------      ----------
Total Distributions                        --              --         (13,455)             --         (24,205)             --
                                   ----------      ----------     -----------      ----------     -----------      ----------
CAPITAL SHARE TRANSACTIONS
  (NOTE 4):
  Net Increase in Net Assets
    from Capital Share
    Transactions                    6,036,766       1,617,517      32,656,410       4,440,542      20,966,841       3,292,689
                                   ----------      ----------     -----------      ----------     -----------      ----------
Net Increase in Net Assets          6,682,741       1,551,181      37,961,797       4,340,349      22,706,296       3,298,597
NET ASSETS:
  Beginning of Period               1,561,181          10,000       4,350,349          10,000       3,308,597          10,000
                                   ----------      ----------     -----------      ----------     -----------      ----------
  End of Period                    $8,243,922      $1,561,181     $42,312,146      $4,350,349     $26,014,893      $3,308,597
                                   ==========      ==========     ===========      ==========     ===========      ==========

(1) Commenced operations on June 10, 1997.
(2) Commenced operations on June 18, 1997.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                              ASAF TOTAL                       ASAF JPM
                                                              RETURN BOND                    MONEY MARKET
                                                                 FUND                            FUND
                                                     -----------------------------   -----------------------------
                                                       SIX MONTHS                      SIX MONTHS
                                                         ENDED        PERIOD ENDED       ENDED        PERIOD ENDED
                                                     APRIL 30, 1998   OCTOBER 31,    APRIL 30, 1998   OCTOBER 31,
                                                      (UNAUDITED)       1997(2)       (UNAUDITED)       1997(3)
                                                     ==============   ============   ==============   ============
FROM OPERATIONS:
  Net Investment Income (Loss)                        $   106,623      $    3,392      $   90,872      $    5,120
  Net Realized Gain (Loss) on Investments                     352             288            (678)             25
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments                         (16,322)         11,840              --              --
                                                      -----------      ----------      ----------      ----------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                          90,653          15,520          90,194           5,145
                                                      -----------      ----------      ----------      ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From Net Investment Income:
    Class A                                                (8,554)           (136)        (12,188)         (1,356)
    Class B                                               (24,510)           (360)        (16,486)         (1,080)
    Class C                                               (14,905)           (103)        (14,734)           (908)
    Class X                                               (27,534)           (430)        (47,464)         (1,776)
  From Capital Gains:
    Class A                                                   (35)             --              (7)             --
    Class B                                                   (98)             --              (4)             --
    Class C                                                   (43)             --              (6)             --
    Class X                                                  (111)             --              (8)             --
                                                      -----------      ----------      ----------      ----------
Total Distributions                                       (75,790)         (1,029)        (90,897)         (5,120)
                                                      -----------      ----------      ----------      ----------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net Increase in Net Assets from Capital Share
    Transactions                                       10,113,451       1,159,186       7,611,739       1,548,506
                                                      -----------      ----------      ----------      ----------
Net Increase in Net Assets                             10,128,314       1,173,677       7,611,036       1,548,531
NET ASSETS:
  Beginning of Period                                   1,183,677          10,000       1,558,531          10,000
                                                      -----------      ----------      ----------      ----------
  End of Period                                       $11,311,991      $1,183,677      $9,169,567      $1,558,531
                                                      ===========      ==========      ==========      ==========

(2) Commenced operations on June 18, 1997.
(3) Commenced operations on June 19, 1997.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
throughout each period)

                                                                    Increase (Decrease) from
                                                                      Investment Operations                Less Distributions
                                                 Net Asset  -----------------------------------------   -------------------------
                                                   Value         Net        Net Realized   Total from    From Net
                                      Period     Beginning   Investment     & Unrealized   Investment   Investment   From Capital
                                      Ended      of Period  Income (Loss)   Gain (Loss)    Operations     Income        Gains
                                     --------    ---------  -------------   ------------   ----------   ----------   ------------
ASAF FOUNDERS INTERNATIONAL
SMALL CAPITALIZATION FUND:
==================================
  Class A                            04/30/98*    $  9.87      $(0.03)         $ 1.69        $ 1.66       $(0.03)        $--
                                     10/31/97(1)    10.00        0.05           (0.18)        (0.13)          --          --
  Class B                            04/30/98*       9.85       (0.05)           1.68          1.63           --          --
                                     10/31/97(1)    10.00        0.04           (0.19)        (0.15)          --          --
  Class C                            04/30/98*       9.86       (0.06)           1.68          1.62           --          --
                                     10/31/97(1)    10.00        0.04           (0.18)        (0.14)          --          --
  Class X                            04/30/98*       9.84       (0.06)           1.68          1.62           --          --
                                     10/31/97(1)    10.00        0.04           (0.20)        (0.16)          --          --
ASAF FOUNDERS
SMALL CAPITALIZATION FUND:
==================================
  Class A                            04/30/98*    $  9.94      $(0.06)         $ 1.19        $ 1.13       $   --         $--
                                     10/31/97(1)    10.00       (0.03)          (0.03)        (0.06)          --          --
  Class B                            04/30/98*       9.93       (0.09)           1.19          1.10           --          --
                                     10/31/97(1)    10.00       (0.04)          (0.03)        (0.07)          --          --
  Class C                            04/30/98*       9.94       (0.09)           1.19          1.10           --          --
                                     10/31/97(1)    10.00       (0.04)          (0.02)        (0.06)          --          --
  Class X                            04/30/98*       9.93       (0.09)           1.20          1.11           --          --
                                     10/31/97(1)    10.00       (0.04)          (0.03)        (0.07)          --          --
ASAF T. ROWE PRICE
SMALL COMPANY VALUE FUND:
==================================
  Class A                            04/30/98*    $ 10.46      $ 0.02          $ 0.86        $ 0.88       $(0.03)        $--
                                     10/31/97(1)    10.00        0.02            0.44          0.46           --          --
  Class B                            04/30/98*      10.44       (0.01)           0.86          0.85        (0.01)         --
                                     10/31/97(1)    10.00          --            0.44          0.44           --          --
  Class C                            04/30/98*      10.45       (0.01)           0.85          0.84        (0.01)         --
                                     10/31/97(1)    10.00          --            0.45          0.45           --          --
  Class X                            04/30/98*      10.44       (0.01)           0.85          0.84        (0.01)         --
                                     10/31/97(1)    10.00          --            0.44          0.44           --          --
ASAF AMERICAN CENTURY
STRATEGIC BALANCED FUND:
==================================
  Class A                            04/30/98*    $  9.99      $ 0.07          $ 0.88        $ 0.95       $(0.04)        $--
                                     10/31/97(1)    10.00        0.04           (0.05)        (0.01)          --          --
  Class B                            04/30/98*       9.96        0.05            0.89          0.94        (0.02)         --
                                     10/31/97(1)    10.00        0.02           (0.06)        (0.04)          --          --
  Class C                            04/30/98*       9.98        0.05            0.87          0.92        (0.02)         --
                                     10/31/97(1)    10.00        0.02           (0.04)        (0.02)          --          --
  Class X                            04/30/98*       9.96        0.05            0.88          0.93        (0.02)         --
                                     10/31/97(1)    10.00        0.02           (0.06)        (0.04)          --          --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                            Supplemental Data                     Ratios of Expenses
                                  -------------------------------------          to Average Net Assets
                    Net Asset                 Net Assets at   Portfolio   -----------------------------------
      Total           Value         Total     End of Period   Turnover     After Expense      Before Expense
  Distributions   End of Period   Return(3)    (In 000's)       Rate      Reimbursement(2)   Reimbursement(2)
  -------------   -------------   ---------   -------------   ---------   ----------------   ----------------
     $(0.03)         $11.50         16.91%       $  495           28%           2.10%              12.52%
         --            9.87         (1.30)%         106           --            2.10%             136.49%
         --           11.48         16.70%        1,181           28%           2.60%              12.91%
         --            9.85         (1.50)%         230           --            2.60%              90.64%
         --           11.48         16.58%          515           28%           2.60%              13.07%
         --            9.86         (1.40)%          79           --            2.60%              55.02%
         --           11.46         16.61%        1,295           28%           2.60%              13.04%
         --            9.84         (1.60)%         206           --            2.60%              54.45%

     $   --          $11.07         11.37%       $1,182           48%           1.70%               7.82%
         --            9.94         (0.60)%         193           --            1.70%             105.48%
         --           11.03         11.08%        1,448           48%           2.20%               8.21%
         --            9.93         (0.70)%         353           --            2.20%              57.99%
         --           11.04         11.07%          750           48%           2.20%               8.30%
         --            9.94         (0.60)%          74           --            2.20%              42.48%
         --           11.04         11.18%        2,110           48%           2.20%               8.26%
         --            9.93         (0.70)%         270           --            2.20%              47.29%

     $(0.03)         $11.31          8.46%       $3,779            2%           1.75%               3.96%
         --           10.46          4.60%          383           --            1.75%              54.47%
      (0.01)          11.28          8.15%        7,985            2%           2.25%               4.46%
                      10.44          4.40%        1,155           --            2.25%              30.14%
      (0.01)          11.28          8.05%        3,530            2%           2.25%               4.42%
         --           10.45          4.50%          335           --            2.25%              33.60%
      (0.01)          11.27          8.05%        8,032            2%           2.25%               4.45%
         --           10.44          4.40%          640           --            2.25%              22.43%

     $(0.04)         $10.90          9.52%       $1,153           35%           1.60%               6.18%
         --            9.99         (0.10)%         257            2%           1.60%              37.87%
      (0.02)          10.88          9.42%        2,526           35%           2.10%               6.60%
         --            9.96         (0.40)%         381            2%           2.10%              29.90%
      (0.02)          10.88          9.20%        1,373           35%           2.10%               6.50%
         --            9.98         (0.20)%         215            2%           2.10%              38.96%
      (0.02)          10.87          9.32%        2,767           35%           2.10%               6.57%
         --            9.96         (0.40)%         398            2%           2.10%              26.66%


Ratio of Net Investment
   Income (Loss) to
 Average Net Assets(2)
-----------------------
         (0.57)%
          2.03%
         (1.05)%
          1.62%
         (1.12)%
          1.72%
         (1.07)%
          1.58%

         (1.17)%
         (1.16)%
         (1.67)%
         (1.73)%
         (1.67)%
         (1.73)%
         (1.67)%
         (1.70)%

          0.35%
          0.69%
         (0.15)%
          0.17%
         (0.19)%
          0.02%
         (0.20)%
          0.19%

          1.40%
          1.56%
          0.91%
          0.79%
          0.90%
          0.78%
          0.91%
          1.07%

(1) Commenced operations on July 28, 1997.
(2) Annualized.
(3) Total return for Class X shares does not reflect the payment of bonus shares.
 * Unaudited.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
throughout each period)

                                                                    Increase (Decrease) from
                                                                      Investment Operations                Less Distributions
                                                 Net Asset  -----------------------------------------   -------------------------
                                                   Value         Net        Net Realized   Total from    From Net
                                    Period       Beginning   Investment     & Unrealized   Investment   Investment   From Capital
                                    Ended        of Period  Income (Loss)   Gain (Loss)    Operations     Income        Gains
                                   --------      ---------  -------------   ------------   ----------   ----------   ------------
ASAF FEDERATED
HIGH YIELD BOND FUND:
===============================
  Class A                          04/30/98*      $  9.93      $ 0.36          $ 0.31        $ 0.67       $(0.36)       $   --
                                   10/31/97(1)      10.00        0.05           (0.07)        (0.02)       (0.05)           --
  Class B                          04/30/98*         9.93        0.34            0.32          0.66        (0.34)           --
                                   10/31/97(1)      10.00        0.04           (0.07)        (0.03)       (0.04)           --
  Class C                          04/30/98*         9.93        0.35            0.31          0.66        (0.34)           --
                                   10/31/97(1)      10.00        0.03           (0.07)        (0.04)       (0.03)           --
  Class X                          04/30/98*         9.93        0.34            0.31          0.65        (0.34)           --
                                   10/31/97(1)      10.00        0.04           (0.07)        (0.03)       (0.04)           --
ASAF ROBERTSON STEPHENS
VALUE + GROWTH FUND:
===============================
  Class A                          04/30/98(2)    $ 10.00      $(0.04)         $ 1.46        $ 1.42       $   --        $   --
  Class B                          04/30/98(2)      10.00       (0.05)           1.48          1.43           --            --
  Class C                          04/30/98(2)      10.00       (0.05)           1.46          1.41           --            --
  Class X                          04/30/98(2)      10.00       (0.05)           1.46          1.41           --            --
ASAF LORD ABBETT
GROWTH & INCOME FUND:
===============================
  Class A                          04/30/98(2)    $ 10.00      $ 0.02          $ 1.11        $ 1.13       $   --        $   --
  Class B                          04/30/98(2)      10.00          --            1.15          1.15           --            --
  Class C                          04/30/98(2)      10.00          --            1.13          1.13           --            --
  Class X                          04/30/98(2)      10.00          --            1.13          1.13           --            --
ASAF JANUS OVERSEAS
GROWTH FUND:
===============================
  Class A                          04/30/98(2)    $ 10.00      $ 0.05          $ 0.99        $ 1.04       $   --        $   --
  Class B                          04/30/98(2)      10.00        0.04            0.99          1.03           --            --
  Class C                          04/30/98(2)      10.00        0.04            1.00          1.04           --            --
  Class X                          04/30/98(2)      10.00        0.04            0.98          1.02           --            --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                                  Ratios of Expenses
                                            Supplemental Data                    to Average Net Assets
                                  -------------------------------------   -----------------------------------
                    Net Asset                 Net Assets at   Portfolio
      Total           Value         Total     End of Period   Turnover     After Expense      Before Expense
  Distributions   End of Period   Return(4)    (In 000's)       Rate      Reimbursement(3)   Reimbursement(3)
  -------------   -------------   ---------   -------------   ---------   ----------------   ----------------
     $(0.36)         $10.24          6.83%       $2,640          20%            1.50%               3.43%
      (0.05)           9.93         (0.23)%       2,154          11%            1.50%              30.49%
      (0.34)          10.25          6.67%        7,829          20%            2.00%               3.84%
      (0.04)           9.93         (0.30)%         920          11%            2.00%              30.22%
      (0.34)          10.25          6.67%        3,262          20%            2.00%               3.92%
      (0.03)           9.93         (0.36)%         206          11%            2.00%              29.26%
      (0.34)          10.24          6.57%        5,585          20%            2.00%               3.86%
      (0.04)           9.93         (0.25)%         556          11%            2.00%              30.38%

     $   --          $11.42         14.30%       $1,121          89%            1.80%               6.25%
         --           11.43         14.30%        2,918          89%            2.30%               6.44%
         --           11.41         14.20%          886          89%            2.30%               6.26%
         --           11.41         14.10%        2,621          89%            2.30%               6.67%

     $   --          $11.13         11.30%       $1,840           4%            1.60%               4.85%
         --           11.15         11.50%        3,471           4%            2.10%               5.50%
         --           11.13         11.30%        1,276           4%            2.10%               5.48%
         --           11.13         11.30%        3,342           4%            2.10%               5.36%

     $   --          $11.04         10.50%       $1,451          25%            2.10%               6.74%
         --           11.03         10.40%        2,344          25%            2.60%               6.81%
         --           11.04         10.40%        1,743          25%            2.60%               7.09%
         --           11.02         10.20%        2,776          25%            2.60%               6.63%


Ratio of Net Investment
   Income (Loss) to
 Average Net Assets(3)
-----------------------
          7.13%
          4.76%
          6.74%
          3.15%
          6.82%
          3.55%
          6.79%
          3.65%

         (1.02)%
         (1.52)%
         (1.50)%
         (1.51)%

          0.45%
         (0.07)%
         (0.09)%
         (0.04)%

          1.52%
          1.14%
          1.20%
          1.19%

(1) Commenced operations on July 28, 1997.
(2) Commenced operations on December 31, 1997 (Unaudited).
(3) Annualized.
(4) Total return for Class X shares does not reflect the payment of bonus shares.
 * Unaudited.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
throughout each period)

                                                                    Increase (Decrease) from
                                                                      Investment Operations                Less Distributions
                                                Net Asset   -----------------------------------------   -------------------------
                                                  Value          Net        Net Realized   Total from    From Net
                                     Period     Beginning    Investment     & Unrealized   Investment   Investment   From Capital
                                     Ended      of Period   Income (Loss)   Gain (Loss)    Operations     Income        Gains
                                    --------    ---------   -------------   ------------   ----------   ----------   ------------
ASAF T. ROWE PRICE
INTERNATIONAL EQUITY FUND:
=================================
  Class A                           04/30/98*    $  8.93       $  0.01         $ 1.14       $  1.15      $    --         $--
                                    10/31/97(1)     9.74          0.01          (0.82)        (0.81)          --          --
  Class B                           04/30/98*       9.16         (0.01)          1.16          1.15           --          --
                                    10/31/97(1)    10.00         (0.01)         (0.83)        (0.84)          --          --
  Class C                           04/30/98*       9.16         (0.01)          1.14          1.13           --          --
                                    10/31/97(1)    10.00         (0.01)         (0.83)        (0.84)          --          --
  Class X                           04/30/98*       9.18         (0.01)          1.16          1.15           --          --
                                    10/31/97(1)    10.00         (0.01)         (0.81)        (0.82)          --          --
ASAF JANUS
CAPITAL GROWTH FUND:
=================================
  Class A                           04/30/98*    $ 11.40       $    --         $ 2.35       $  2.35      $ (0.03)        $--
                                    10/31/97(1)    11.18          0.08           0.14          0.22           --          --
  Class B                           04/30/98*      10.19         (0.03)          2.14          2.11        (0.01)         --
                                    10/31/97(1)    10.00          0.06           0.13          0.19           --          --
  Class C                           04/30/98*      10.19         (0.03)          2.11          2.08        (0.01)         --
                                    10/31/97(1)    10.00          0.05           0.14          0.19           --          --
  Class X                           04/30/98*      10.20         (0.03)          2.14          2.11        (0.01)         --
                                    10/31/97(1)    10.00          0.05           0.15          0.20           --          --
ASAF INVESCO
EQUITY INCOME FUND:
=================================
  Class A                           04/30/98*    $ 10.45       $  0.10         $ 1.44       $  1.54      $ (0.05)        $--
                                    10/31/97(1)     9.98          0.13           0.34          0.47           --          --
  Class B                           04/30/98*      10.45          0.07           1.46          1.53        (0.03)         --
                                    10/31/97(1)    10.00          0.10           0.35          0.45           --          --
  Class C                           04/30/98*      10.46          0.07           1.45          1.52        (0.03)         --
                                    10/31/97(1)    10.00          0.10           0.36          0.46           --          --
  Class X                           04/30/98*      10.45          0.07           1.46          1.53        (0.03)         --
                                    10/31/97(1)    10.00          0.11           0.34          0.45           --          --
ASAF TOTAL
RETURN BOND FUND:
=================================
  Class A                           04/30/98*    $ 10.28       $  0.23         $ 0.08       $  0.31      $ (0.14)        $--
                                    10/31/97(1)    10.07          0.12           0.12          0.24        (0.03)         --
  Class B                           04/30/98*      10.16          0.20           0.09          0.29        (0.12)         --
                                    10/31/97(1)    10.00          0.10           0.09          0.19        (0.03)         --
  Class C                           04/30/98*      10.16          0.20           0.09          0.29        (0.12)         --
                                    10/31/97(1)    10.00          0.10           0.09          0.19        (0.03)         --
  Class X                           04/30/98*      10.17          0.20           0.09          0.29        (0.12)         --
                                    10/31/97(1)    10.00          0.09           0.10          0.19        (0.02)         --
ASAF JPM
MONEY MARKET FUND:
=================================
  Class A                           04/30/98*    $  1.00       $ 0.019         $   --       $ 0.019      $(0.019)        $--
                                    10/31/97(1)     1.00         0.009             --         0.009       (0.009)         --
  Class B                           04/30/98*       1.00         0.016             --         0.016       (0.016)         --
                                    10/31/97(1)     1.00         0.007             --         0.007       (0.007)         --
  Class C                           04/30/98*       1.00         0.016             --         0.016       (0.016)         --
                                    10/31/97(1)     1.00         0.007             --         0.007       (0.007)         --
  Class X                           04/30/98*       1.00         0.016             --         0.016       (0.016)         --
                                    10/31/97(1)     1.00         0.008             --         0.008       (0.008)         --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.



--------------------------------------------------------------------------------

                                                                      Ratios of Expenses
                                      Supplemental Data             to Average Net Assets**
                                  -------------------------   -----------------------------------
                    Net Asset                 Net Assets at                                         Ratio of Net Investment
      Total           Value         Total     End of Period    After Expense      Before Expense       Income (Loss) to
  Distributions   End of Period   Return(3)    (In 000's)     Reimbursement(2)   Reimbursement(2)    Average Net Assets(2)
  -------------   -------------   ---------   -------------   ----------------   ----------------   -----------------------
     $    --         $10.08         12.88%       $ 1,265            2.10%               6.58%                 0.11%
          --           8.93         (8.32)%          218            2.10%              50.95%                 0.29%
          --          10.31         12.55%         1,884            2.60%               7.10%                (0.27)%
          --           9.16         (8.40)%          390            2.60%              36.67%                (0.51)%
          --          10.29         12.34%         1,876            2.60%               7.05%                (0.22)%
          --           9.16         (8.40)%          198            2.60%              32.51%                (0.53)%
          --          10.33         12.53%         3,218            2.60%               7.11%                (0.31)%
          --           9.18         (8.20)%          756            2.60%              45.32%                (0.28)%

     $ (0.03)        $13.72         20.79%       $ 7,292            1.70%               3.18%                (0.04)%
          --          11.40          1.97%           706            1.70%              26.94%                 2.76%
       (0.01)         12.29         20.70%        14,713            2.20%               3.70%                (0.53)%
          --          10.19          1.90%         1,718            2.20%              16.45%                 2.27%
       (0.01)         12.26         20.50%         5,854            2.20%               3.68%                (0.56)%
          --          10.19          1.90%           452            2.20%              15.78%                 1.95%
       (0.01)         12.30         20.68%        14,453            2.20%               3.70%                (0.54)%
          --          10.20          2.00%         1,474            2.20%              24.39%                 2.05%

     $ (0.05)        $11.94         14.67%       $ 4,376            1.55%               3.27%                 1.72%
          --          10.45          4.71%           471            1.55%              29.50%                 4.88%
       (0.03)         11.95         14.52%         8,679            2.05%               3.82%                 1.23%
          --          10.45          4.50%         1,408            2.05%              19.54%                 3.68%
       (0.03)         11.95         14.41%         3,661            2.05%               3.75%                 1.21%
          --          10.46          4.60%           255            2.05%              20.89%                 3.82%
       (0.03)         11.95         14.52%         9,299            2.05%               3.80%                 1.22%
          --          10.45          4.50%         1,174            2.05%              36.25%                 4.05%

     $ (0.14)        $10.45          3.07%       $   956            1.40%               4.80%                 4.51%
       (0.03)         10.28          2.39%            61            1.40%              68.67%                 5.02%
       (0.12)         10.33          2.84%         3,861            1.90%               5.32%                 3.99%
       (0.03)         10.16          1.90%           547            1.90%              39.35%                 4.13%
       (0.12)         10.33          2.84%         2,560            1.90%               5.13%                 4.02%
       (0.03)         10.16          1.93%           165            1.90%              33.68%                 4.32%
       (0.12)         10.34          2.83%         3,935            1.90%               5.29%                 4.00%
       (0.02)         10.17          1.94%           410            1.90%              67.46%                 3.94%

     $(0.019)        $ 1.00          1.87%       $ 1,266            1.50%               3.69%                 3.74%
      (0.009)          1.00          0.92%           307            1.50%              32.16%                 3.48%
      (0.016)          1.00          1.61%         1,428            2.00%               4.49%                 3.22%
      (0.007)          1.00          0.80%           354            2.00%              37.83%                 2.98%
      (0.016)          1.00          1.62%         1,752            2.00%               4.02%                 3.25%
      (0.007)          1.00          0.71%           332            2.00%              24.34%                 2.85%
      (0.016)          1.00          1.62%         4,724            2.00%               4.14%                 3.29%
      (0.008)          1.00          0.77%           566            2.00%              39.71%                 2.97%

(1) Calculated from July 28, 1997 (date of initial shares sold subsequent to the effective date of the Funds' registration statement under The Securities Act of 1933).
(2) Annualized.
(3) Total return for Class X shares does not reflect the payment of bonus shares.
  * Unaudited.
 ** Represents the combined ratios for the respective fund and its respective pro rata share of its Master Portfolio.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

APRIL 30, 1998
(UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
================================================================================

     American Skandia Advisor Funds, Inc. (the "Company") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Company was organized on March 5, 1997 as a Maryland Corporation. The Company operates as a series company and, at April 30, 1998, consisted of thirteen diversified investment portfolios (each a "Fund" and collectively the "Funds"). Five of the Funds -- ASAF T. Rowe Price International Equity Fund ("International Equity"), ASAF Janus Capital Growth Fund ("Capital Growth"), ASAF INVESCO Equity Income Fund ("Equity Income"), ASAF Total Return Bond Fund ("Total Return Bond"), and ASAF JPM Money Market Fund ("Money Market") (each a "Feeder Fund" and collectively the "Feeder Funds") -- invest all of their investable assets in a corresponding portfolio of American Skandia Master Trust (each a "Portfolio" and collectively the "Portfolios"), an open-end management investment company comprised of five diversified investment portfolios. The value of each Feeder Fund's investment in each Portfolio, included in the accompanying Statements of Assets and Liabilities, reflects each Feeder Fund's beneficial interest in the net assets of that Portfolio. At April 30, 1998, the Feeder Funds held the following percentage interests in their corresponding Portfolios.

ASMT T. Rowe Price International Equity Portfolio        81.0%
ASMT Janus Capital Growth Portfolio                      88.3%
ASMT INVESCO Equity Income Portfolio                     79.5%
ASMT PIMCO Total Return Bond Portfolio                   53.7%
ASMT JPM Money Market Portfolio                          89.2%

     The financial statements of each Portfolio, including the Schedules of Investments, are included elsewhere within this report and should be read in conjunction with each Feeder Fund's financial statements.

     The remaining eight Funds of the Company -- ASAF Founders International Small Capitalization Fund ("International Small Cap"), ASAF Founders Small Capitalization Fund ("Small Cap"), ASAF T. Rowe Price Small Company Value Fund ("Small Company Value"), ASAF American Century Strategic Balanced Fund ("Strategic Balanced"), ASAF Federated High Yield Bond Fund ("High Yield Bond"), ASAF Robertson Stephens Value + Growth Fund ("Value + Growth"), ASAF Lord Abbett Growth & Income Fund ("Growth & Income"), and ASAF Janus Overseas Growth Fund ("Overseas Growth") (each a "Non-Feeder Fund" and collectively the "Non-Feeder Funds") -- directly invest and manage their own portfolio of securities.

2. SIGNIFICANT ACCOUNTING POLICIES
================================================================================

     The following is a summary of significant accounting policies followed by the Funds, in conformity with generally accepted accounting principles, in the preparation of their financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

FEEDER FUNDS -- The value of each Feeder Fund's beneficial interest in the Portfolio in which it invests is determined by the Fund's percentage ownership in the Portfolio, multiplied by the Portfolio's net assets. Valuation of securities held by the Portfolios is discussed in Note 2 to the financial statements of American Skandia Master Trust.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.




NON-FEEDER FUNDS -- Securities are valued at the close of trading on the New York Stock Exchange. Equity securities are valued at the last reported sales price on the securities exchange on which they are primarily traded, or at the last reported sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Debt securities which mature in 60 days or less are valued at cost (or market value 60 days prior to maturity), adjusted for amortization to maturity of any premium or discount. Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Directors. As of April 30, 1998, there were no securities valued in accordance with such procedures.

FOREIGN CURRENCY TRANSLATION

NON-FEEDER FUNDS -- Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

     Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

     Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

FOREIGN CURRENCY EXCHANGE CONTRACTS

NON-FEEDER FUNDS -- A foreign currency exchange contract ("FCEC") is a commitment to purchase or sell a specified amount of a foreign currency at a specified future date, in exchange for either a specified amount of another foreign currency or U.S. dollars.

     FCECs are valued at the forward exchange rates applicable to the underlying currencies, and changes in market value are recorded as unrealized gains and losses until the contract settlement date.

     Risks could arise from entering into FCECs if the counterparties to the contracts were unable to meet the terms of their contracts. In addition, the use of FCECs may not only hedge against losses on securities denominated in foreign currency, but may also reduce potential gains on securities from favorable movements in exchange rates.

REPURCHASE AGREEMENTS

NON-FEEDER FUNDS -- A repurchase agreement is a commitment to purchase government securities from a seller who agrees to repurchase the securities at an agreed-on price and date. The excess of the resale price over the purchase price determines the yield on the transaction. Under the terms of the agreement, the market value, including accrued interest, of the government securities will be at least equal to their repurchase price. Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

     Repurchase agreements entail a risk of loss in the event that the seller defaults on its obligation to repurchase the securities. In such case, the Fund may be delayed or prevented from exercising its right to dispose of the securities.

DEFERRED ORGANIZATION COSTS

ALL FUNDS -- The Company bears all costs in connection with its organization. All such costs are amortized on a straight-line basis over a five-year period beginning on the date of the commencement of operations.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

FEEDER FUNDS -- The Feeder Funds record, on a daily basis, their proportionate share of investment operations, including net investment income and realized and unrealized gains and losses, from the corresponding Portfolios in which they invest.

NON-FEEDER FUNDS -- Investment transactions are accounted for on the trade date. Realized gains and losses from securities sold are recognized on the specific identification basis. Dividend income is recorded on the ex-dividend date. Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date or, if such information is not available, as soon as reliable information is available from the Funds' sources. Interest income is recorded on the accrual basis and includes the accretion of discount and amortization of premium.

MULTIPLE CLASSES OF SHARES

ALL FUNDS -- Each Fund is divided into Class A, B, C, and X shares. Each class of shares is separately charged its respective distribution and service fees. Income, expenses that are not specific to a particular class, and realized and unrealized gains and losses are allocated to each class based on the daily value of the shares of each class in relation to the total value of the Fund. Dividends are declared separately for each class and the per-share amounts reflect differences in class-specific expenses.

DISTRIBUTIONS TO SHAREHOLDERS

ALL FUNDS -- Dividends, if any, from net investment income are declared and paid at least annually by the International Small Cap, Small Cap, Small Company Value, Value + Growth, Overseas Growth, International Equity, and Capital Growth Funds, semiannually by the Strategic Balanced, Growth & Income, and Equity Income Funds, quarterly by the Total Return Bond Fund, and declared daily and paid monthly by the High Yield Bond and Money Market Funds. Net realized gains from investment transactions, if any, are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
================================================================================

     The Non-Feeder Funds have entered into investment management agreements with American Skandia Investment Services, Inc. (the "Investment Manager") which provide that the Investment Manager will furnish each Fund with investment advice and investment management and administrative services. The Investment Manager has engaged the following firms as Sub-advisors for their respective
Funds: Founders Asset Management, Inc. for International Small Cap and Small Cap; T. Rowe Price Associates, Inc. for Small Company Value; American Century Investment Management, Inc. for Strategic Balanced; Federated Investment Counseling for High Yield Bond; Robertson Stephens &

                                           AMERICAN SKANDIA ADVISOR FUNDS, INC.



Company Investment Management, L.P. for Value + Growth; Lord Abbett & Co. for Growth & Income; and Janus Capital Corporation for Overseas Growth.

ADVISORY FEES

NON-FEEDER FUNDS -- The Investment Manager receives a fee, computed daily and paid monthly, based on an annual rate of 1.10%, .90% 1.00%, .90%, .70%, 1.10%,
1.00%, and 1.10% of the average daily net assets of the International Small Cap, Small Cap, Small Company Value, Strategic Balanced, High Yield Bond, Value + Growth, Growth & Income, and Overseas Growth Funds, respectively. The fee for International Small Cap is reduced to 1.00% of the average daily net assets in excess of $100 million. The Investment Manager is currently waiving a portion of its fee equal to .10%, .20%, and .10% of the average daily net assets of the Value + Growth, Growth & Income, and Overseas Growth Funds, respectively.

SUB-ADVISORY FEES

NON-FEEDER FUNDS -- The Investment Manager pays each Sub-advisor a fee, computed daily and paid monthly, based on an annual rate of .60%, .50%, .60%, .50%, .25%,
 .60%, .50%, and .60% of the average daily net assets of the International Small Cap, Small Cap, Small Company Value, Strategic Balanced, High Yield Bond Fund, Value + Growth, Growth & Income, and Overseas Growth Funds, respectively. The Sub-advisors for Value + Growth, Growth & Income, and Overseas Growth are currently waiving a portion of their fee payable by the Investment Manager. The annual rates of the fees payable to the Sub-advisors for International Small Cap, Small Cap, Strategic Balanced, High Yield Bond, Value + Growth, Growth & Income, and Overseas Growth are reduced for Fund net assets in excess of specified levels.

EXPENSE REIMBURSEMENTS

ALL FUNDS -- The Investment Manager has voluntarily agreed to reimburse each Fund for operating expenses (exclusive of class-specific distribution fees) in excess of 1.60%, 1.20%, 1.25%, 1.10%, 1.00%, 1.30%, 1.10%, 1.60%, 1.60%, 1.20%,
1.05%, .90%, and 1.00% on an annualized basis, of the average daily net assets of the International Small Cap, Small Cap, Small Company Value, Strategic Balanced, High Yield Bond, Value + Growth, Growth & Income, Overseas Growth, International Equity, Capital Growth, Equity Income, Total Return Bond, and Money Market Funds, respectively. All amounts paid or payable to the Funds by the Investment Manager, under the agreement, are reflected in the Statements of Operations.

MANAGEMENT OF THE COMPANY

NON-FEEDER FUNDS -- Certain officers and Directors of the Funds are officers or directors of the Investment Manager. The Funds pay no compensation directly to their officers or interested Directors.

DISTRIBUTOR

ALL FUNDS -- American Skandia Marketing, Incorporated ("ASMI") serves as the principal underwriter and distributor for each Fund. The Company has adopted a separate Distribution and Service Plan (each a "Plan" and collectively the "Plans") for Class A, B, C, and X shares of each Fund in accordance with the requirements of Rule 12b-1 of the Investment Company Act of 1940.

     Under the Class A Plan, the Funds will pay ASMI a distribution and service fee of .50% of the average daily net assets attributable to Class A shares, half of which is intended as a fee for services provided to existing shareholders. ASMI uses distribution and service fees received under the Plan to compensate qualified dealers, brokers, banks, and other financial institutions ("Dealers") for services provided in connection with the sale of Class A shares and the maintenance of shareholder accounts. Such compensation is paid by ASMI quarterly at an annual rate not to exceed .50% of the Funds' average daily net assets attributable to Class A shares.

     A portion of the sales charge on sales of Class A shares may be retained by ASMI or allocated to Dealers attributable to the sale of those shares. During the six months ended April 30, 1998, ASMI retained no portion of the sales charge on sales of Class A shares of the Funds.

     Under the Class B Plan, the Funds will pay ASMI a distribution and service fee of 1.00% of the average daily net assets attributable to Class B shares that are outstanding for eight years or less, a quarter of which is intended as a fee for services provided to existing shareholders. ASMI uses distribution and service fees received under the Plan to compensate Dealers for services provided in connection with the sale of Class B shares and the maintenance of shareholder accounts. Such compensation is paid by ASMI quarterly at an annual rate not to exceed .50% of the Funds' average daily net assets attributable to Class B shares held for over seven years.

     Under the Class C Plan, the Funds will pay ASMI a distribution and service fee of 1.00% of the average daily net assets attributable to Class C shares, a quarter of which is intended as a fee for services provided to existing shareholders. ASMI uses distribution and service fees received under the Plan to compensate Dealers for services provided in connection with the sale of Class C shares and the maintenance of shareholder accounts. ASMI currently pays a 1.00% fee to Dealers, in advance, upon sale of Class C shares and retains the fee paid by the Funds in the first year. After the shares have been held for a year, ASMI pays such compensation on a quarterly basis.

     Under the Class X Plan, the Funds will pay ASMI a distribution and service fee of 1.00% of the average daily net assets attributable to Class X shares that are outstanding for eight years or less, a quarter of which is intended as a fee for services provided to existing shareholders. ASMI uses distribution and service fees received under the Plan as reimbursement for its purchases of Bonus Shares, as well as to compensate Dealers for services provided in connection with the sale of Class X shares and the maintenance of shareholder accounts. Compensation to Dealers is paid by ASMI quarterly at an annual rate not to exceed .50% of the Funds' average daily net assets attributable to Class X shares held for over seven years.

     Purchases of $1 million or more or purchases by certain retirement plans, with respect to Class A shares, are subject to a contingent deferred sales charge ("CDSC") if shares are redeemed within 12 months of their purchase. A CDSC is imposed on Class B and Class X shares redeemed within eight years after their purchase. A CDSC is imposed on Class C shares redeemed within 12 months of their purchase. The maximum CDSC imposed is equal to 1%, 6%, 1% and 6% of the amount subject to the charge for Class A, B, C, and X, respectively. During the six months ended April 30, 1998, CDSCs collected by ASMI totaled $68,243, $1,178, and $7,790 for Class B, Class C, and Class X, respectively.

                                         AMERICAN SKANDIA ADVISOR FUNDS, INC.



4. SHARES OF CAPITAL STOCK
================================================================================

ALL FUNDS -- The authorized capital stock of the Funds is 5.5 billion shares, with a par value of $.001 per share. Transactions in shares of capital stock, for the six months ended April 30, 1998, were as follows:

                                CLASS A                    CLASS B                    CLASS C                    CLASS X
                        ------------------------   ------------------------   ------------------------   ------------------------
                          SHARES       AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT
                        ==========   ===========   ==========   ===========   ==========   ===========   ==========   ===========
INTERNATIONAL SMALL
  CAP:
  Sold                      34,394   $   360,902       82,035   $   894,161       39,669   $   414,549       97,615   $ 1,027,033
  Reinvested                    53           524           15           145            7            67           21           209
  Redeemed                  (2,133)      (22,995)      (2,577)      (27,236)      (2,749)      (30,048)      (5,550)      (55,904)
                        ----------   -----------   ----------   -----------   ----------   -----------   ----------   -----------
    Net Increase            32,314   $   338,431       79,473   $   867,070       36,927   $   384,568       92,086   $   971,338
                        ==========   ===========   ==========   ===========   ==========   ===========   ==========   ===========
SMALL CAP:
  Sold                      90,691   $   946,042      134,547   $ 1,409,632       63,993   $   667,361      170,453   $ 1,785,214
  Redeemed                  (3,264)      (34,530)     (38,835)     (420,045)      (3,474)      (34,995)      (6,469)      (65,929)
                        ----------   -----------   ----------   -----------   ----------   -----------   ----------   -----------
    Net Increase            87,427   $   911,512       95,712   $   989,587       60,519   $   632,366      163,984   $ 1,719,285
                        ==========   ===========   ==========   ===========   ==========   ===========   ==========   ===========
SMALL COMPANY VALUE:
  Sold                     312,509   $ 3,338,539      628,371   $ 6,745,540      289,513   $ 3,121,442      699,218   $ 7,558,575
  Reinvested                   417         4,374          256         2,684           78           822          212         2,228
  Redeemed                 (15,367)     (164,636)     (31,166)     (342,794)      (8,670)      (95,044)     (48,342)     (523,764)
                        ----------   -----------   ----------   -----------   ----------   -----------   ----------   -----------
    Net Increase           297,559   $ 3,178,277      597,461   $ 6,405,430      280,921   $ 3,027,220      651,088   $ 7,037,039
                        ==========   ===========   ==========   ===========   ==========   ===========   ==========   ===========
STRATEGIC BALANCED:
  Sold                     119,984   $ 1,244,328      198,721   $ 2,074,668      108,830   $ 1,130,939      229,724   $ 2,412,765
  Reinvested                   267         2,715          147         1,490           71           720          119         1,206
  Redeemed                 (40,208)     (434,792)      (4,856)      (50,694)      (4,328)      (44,797)     (15,332)     (160,536)
                        ----------   -----------   ----------   -----------   ----------   -----------   ----------   -----------
    Net Increase            80,043   $   812,251      194,012   $ 2,025,464      104,573   $ 1,086,862      214,511   $ 2,253,435
                        ==========   ===========   ==========   ===========   ==========   ===========   ==========   ===========
HIGH YIELD BOND:
  Sold                     239,935   $ 2,438,927      715,854   $ 7,302,433      308,103   $ 3,128,667      661,160   $ 6,737,867
  Reinvested                 5,233        53,263        9,715        99,427        5,218        53,384        8,036        82,196
  Redeemed                (204,496)   (2,046,481)     (54,344)     (558,998)     (15,747)     (161,759)    (180,017)   (1,836,302)
                        ----------   -----------   ----------   -----------   ----------   -----------   ----------   -----------
    Net Increase            40,672   $   445,709      671,225   $ 6,842,862      297,574   $ 3,020,292      489,179   $ 4,983,761
                        ==========   ===========   ==========   ===========   ==========   ===========   ==========   ===========
VALUE + GROWTH:
  Sold                      99,109   $ 1,090,355      291,959   $ 3,217,640       78,619   $   867,693      259,608   $ 2,844,837
  Redeemed                    (958)      (10,785)     (36,592)     (404,168)        (986)      (11,043)     (29,892)     (332,932)
                        ----------   -----------   ----------   -----------   ----------   -----------   ----------   -----------
    Net Increase            98,151   $ 1,079,570      255,367   $ 2,813,472       77,633   $   856,650      229,716   $ 2,511,905
                        ==========   ===========   ==========   ===========   ==========   ===========   ==========   ===========
GROWTH & INCOME:
  Sold                     166,232   $ 1,780,080      318,640   $ 3,442,577      114,773   $ 1,243,823      325,791   $ 3,558,320
  Redeemed                    (924)      (10,074)      (7,278)      (80,535)        (189)       (2,109)     (25,546)     (283,335)
                        ----------   -----------   ----------   -----------   ----------   -----------   ----------   -----------
    Net Increase           165,308   $ 1,770,006      311,362   $ 3,362,042      114,584   $ 1,241,714      300,245   $ 3,274,985
                        ==========   ===========   ==========   ===========   ==========   ===========   ==========   ===========
OVERSEAS GROWTH:
  Sold                     132,728   $ 1,410,489      214,244   $ 2,299,472      158,863   $ 1,720,024      259,080   $ 2,788,289
  Redeemed                  (1,344)      (14,796)      (1,796)      (19,385)        (963)      (10,046)      (7,227)      (78,746)
                        ----------   -----------   ----------   -----------   ----------   -----------   ----------   -----------
    Net Increase           131,384   $ 1,395,693      212,448   $ 2,280,087      157,900   $ 1,709,978      251,853   $ 2,709,543
                        ==========   ===========   ==========   ===========   ==========   ===========   ==========   ===========

                                CLASS A                    CLASS B                    CLASS C                    CLASS X
                        ------------------------   ------------------------   ------------------------   ------------------------
                          SHARES       AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT
                        ==========   ===========   ==========   ===========   ==========   ===========   ==========   ===========
INTERNATIONAL
EQUITY:
  Sold                     106,782   $   987,503      171,172   $ 1,652,347      174,785   $ 1,659,833      279,463   $ 2,696,986
  Redeemed                  (5,597)      (52,497)     (30,936)     (297,063)     (14,158)     (130,026)     (50,436)     (480,317)
                        ----------   -----------   ----------   -----------   ----------   -----------   ----------   -----------
    Net Increase           101,185   $   935,006      140,236   $ 1,355,284      160,627   $ 1,529,807      229,027   $ 2,216,669
                        ==========   ===========   ==========   ===========   ==========   ===========   ==========   ===========
CAPITAL GROWTH:
  Sold                     491,008   $ 5,853,331    1,077,811   $11,670,667      448,685   $ 4,899,799    1,101,543   $11,990,052
  Reinvested                   531         5,950          312         3,135           97           973          310         3,128
  Redeemed                 (22,182)     (267,486)     (49,300)     (546,121)     (15,820)     (174,093)     (71,152)     (782,925)
                        ----------   -----------   ----------   -----------   ----------   -----------   ----------   -----------
    Net Increase           469,357   $ 5,591,795    1,028,823   $11,127,681      432,962   $ 4,726,679    1,030,701   $11,210,255
                        ==========   ===========   ==========   ===========   ==========   ===========   ==========   ===========
EQUITY INCOME:
  Sold                     335,397   $ 3,762,636      611,979   $ 6,887,047      296,529   $ 3,342,159      714,106   $ 8,073,464
  Reinvested                   615         6,710          684         7,480          211         2,312          667         7,288
  Redeemed                 (14,747)     (168,164)     (21,301)     (244,164)     (14,782)     (163,115)     (48,997)     (546,812)
                        ----------   -----------   ----------   -----------   ----------   -----------   ----------   -----------
    Net Increase           321,265   $ 3,601,182      591,362   $ 6,650,363      281,958   $ 3,181,356      665,776   $ 7,533,940
                        ==========   ===========   ==========   ===========   ==========   ===========   ==========   ===========
TOTAL RETURN BOND:
  Sold                      94,026   $   982,250      388,313   $ 4,015,216      242,142   $ 2,504,145      370,041   $ 3,832,623
  Reinvested                   742         7,723        2,220        22,848        1,445        14,874        2,633        27,148
  Redeemed                  (9,249)      (96,669)     (70,822)     (732,371)     (12,031)     (124,747)     (32,651)     (339,589)
                        ----------   -----------   ----------   -----------   ----------   -----------   ----------   -----------
    Net Increase            85,519   $   893,304      319,711   $ 3,305,693      231,556   $ 2,394,272      340,023   $ 3,520,182
                        ==========   ===========   ==========   ===========   ==========   ===========   ==========   ===========
MONEY MARKET:
  Sold                   2,024,408   $ 2,024,408    3,001,235   $ 3,001,235    4,753,173   $ 4,753,173    9,110,669   $ 9,110,669
  Reinvested                11,207        11,207       14,475        14,475       14,106        14,106       42,470        42,470
  Redeemed              (1,077,051)   (1,077,051)  (1,941,226)   (1,941,226)  (3,346,298)   (3,346,298)  (4,995,429)   (4,995,429)
                        ----------   -----------   ----------   -----------   ----------   -----------   ----------   -----------
    Net Increase           958,564   $   958,564    1,074,484   $ 1,074,484    1,420,981   $ 1,420,981    4,157,710   $ 4,157,710
                        ==========   ===========   ==========   ===========   ==========   ===========   ==========   ===========

     Transactions in shares of capital stock, for the period from July 28, 1997 to October 31, 1997 were as follows:

                                      CLASS A                 CLASS B                CLASS C                 CLASS X
                                --------------------   ---------------------   --------------------   ---------------------
                                SHARES      AMOUNT      SHARES       AMOUNT     SHARES      AMOUNT     SHARES      AMOUNT
                               ========   =========== ==========  =========== ========== =========== ==========   =========
INTERNATIONAL SMALL CAP:
  Sold                            9,754   $   97,828     23,340   $  233,440      7,998   $  80,146     20,945   $  209,179
  Redeemed                           --           --         (2)         (25)        (6)        (55)        (2)         (25)
                                -------   ----------   --------   ----------   --------   ---------   --------   ----------
    Net Increase                  9,754   $   97,828     23,338   $  233,415      7,992   $  80,091     20,943   $  209,154
                                =======   ==========   ========   ==========   ========   =========   ========   ==========
SMALL CAP:
  Sold                           18,372   $  183,278     35,572   $  354,771      7,399   $  73,723     27,161   $  270,490
  Redeemed                           (3)         (25)        (3)         (25)        (2)        (25)        (7)         (71)
                                -------   ----------   --------   ----------   --------   ---------   --------   ----------
    Net Increase                 18,369   $  183,253     35,569   $  354,746      7,397   $  73,698     27,154   $  270,419
                                =======   ==========   ========   ==========   ========   =========   ========   ==========
SMALL COMPANY VALUE:
  Sold                           35,645   $  375,919    110,704   $1,167,706     32,096   $ 342,052     61,311   $  649,944
  Redeemed                          (17)        (181)       (70)        (760)        (3)        (25)       (29)        (317)
                                -------   ----------   --------   ----------   --------   ---------   --------   ----------
    Net Increase                 35,628   $  375,738    110,634   $1,166,946     32,093   $ 342,027     61,282   $  649,627
                                =======   ==========   ========   ==========   ========   =========   ========   ==========
STRATEGIC BALANCED:
  Sold                           83,398   $  838,987     38,292   $  388,813     21,579   $ 219,920     39,958   $  399,935
  Redeemed                      (58,685)    (600,178)       (12)        (125)        (3)        (25)        (2)         (25)
                                -------   ----------   --------   ----------   --------   ---------   --------   ----------
    Net Increase                 24,713   $  238,809     38,280   $  388,688     21,576   $ 219,895     39,956   $  399,910
                                =======   ==========   ========   ==========   ========   =========   ========   ==========

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.


                                      CLASS A                 CLASS B                CLASS C                 CLASS X
                                --------------------   ---------------------   --------------------   ---------------------
                                SHARES      AMOUNT      SHARES      AMOUNT      SHARES     AMOUNT      SHARES      AMOUNT
                                =======   ==========   ========   ==========   ========   =========   ========   ==========
HIGH YIELD BOND:
  Sold                          216,427   $2,168,207     92,594   $  924,866     21,719   $ 216,988     60,245   $  600,477
  Reinvested                        336        3,338        106        1,056         47         469         82          811
  Redeemed                         (718)      (7,184)       (53)        (532)    (1,002)     (9,951)    (4,306)     (43,056)
                                -------   ----------   --------   ----------   --------   ---------   --------   ----------
    Net Increase                216,045   $2,164,361     92,647   $  925,390     20,764   $ 207,506     56,021   $  558,232
                                =======   ==========   ========   ==========   ========   =========   ========   ==========
INTERNATIONAL EQUITY:
  Sold                           23,490   $  220,217     42,608   $  405,136     21,627   $ 207,357     84,453   $  806,216
  Redeemed                         (123)      (1,174)       (81)        (797)        (3)        (25)    (2,063)     (19,413)
                                -------   ----------   --------   ----------   --------   ---------   --------   ----------
    Net Increase                 23,367   $  219,043     42,527   $  404,339     21,624   $ 207,332     82,390   $  786,803
                                =======   ==========   ========   ==========   ========   =========   ========   ==========
CAPITAL GROWTH:
  Sold                           66,046   $  768,680    168,878   $1,766,154     44,354   $ 465,523    144,494   $1,503,024
  Redeemed                       (5,101)     (59,528)      (298)      (3,181)        (3)        (25)       (10)        (105)
                                -------   ----------   --------   ----------   --------   ---------   --------   ----------
    Net Increase                 60,945   $  709,152    168,580   $1,762,973     44,351   $ 465,498    144,484   $1,502,919
                                =======   ==========   ========   ==========   ========   =========   ========   ==========
EQUITY INCOME:
  Sold                           44,136   $  459,412    134,825   $1,411,321     24,377   $ 255,486    112,415   $1,168,540
  Redeemed                           --           --       (162)      (1,731)        --          --        (32)        (339)
                                -------   ----------   --------   ----------   --------   ---------   --------   ----------
    Net Increase                 44,136   $  459,412    134,663   $1,409,590     24,377   $ 255,486    112,383   $1,168,201
                                =======   ==========   ========   ==========   ========   =========   ========   ==========
TOTAL RETURN BOND:
  Sold                            5,693   $   57,481     54,044   $  542,228     16,227   $ 163,314     40,314   $  405,133
  Reinvested                         10          103         20          202         10         103         43          430
  Redeemed                         (746)      (7,525)      (202)      (2,025)        (3)        (25)       (23)        (233)
                                -------   ----------   --------   ----------   --------   ---------   --------   ----------
    Net Increase                  4,957   $   50,059     53,862   $  540,405     16,234   $ 163,392     40,334   $  405,330
                                =======   ==========   ========   ==========   ========   =========   ========   ==========
MONEY MARKET:
  Sold                          374,404   $  374,404    702,299   $  702,299    531,152   $ 531,152    874,395   $  874,395
  Reinvested                      1,094        1,094      1,141        1,141        891         891        725          725
  Redeemed                      (78,485)     (78,485)  (349,856)    (349,856)  (200,540)   (200,540)  (308,714)    (308,714)
                                -------   ----------   --------   ----------   --------   ---------   --------   ----------
    Net Increase                297,013   $  297,013    353,584   $  353,584    331,503   $ 331,503    566,406   $  566,406
                                =======   ==========   ========   ==========   ========   =========   ========   ==========

5. TAX MATTERS
================================================================================

ALL FUNDS -- Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income, including any net realized gains on investments, to shareholders. Accordingly, no provision for federal income or excise tax has been made.

     Income and capital gains of the Funds are determined in accordance with both tax regulations and generally accepted accounting principles. Such may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. Temporary differences that result in over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as a return of capital.

CAPITAL LOSS CARRYFORWARDS -- At October 31, 1997, the following Funds had, for federal income tax purposes, capital loss carryforwards available to offset future net realized capital gains.

                                      EXPIRING
                                      IN 2005
                                      ========
Small Company Value                   $    37
Strategic Balanced                      1,010
High Yield Bond                         4,183
Capital Growth                         38,807
Equity Income                          12,699

6. PORTFOLIO SECURITIES
================================================================================

NON-FEEDER FUNDS -- Purchases and sales of securities, other than U.S. government securities and short-term obligations, during the six months ended April 30, 1998, were as follows:

                                               PURCHASES       SALES
                                              ===========    ==========
International Small Cap                       $ 2,709,472     $  378,920
Small Cap                                       4,513,660        901,116
Small Company Value                            17,594,894        162,871
Strategic Balanced                              4,258,967      1,053,056
High Yield Bond                                17,133,672      1,951,231
Value + Growth                                  8,610,305      2,370,338
Growth & Income                                 8,549,068        127,000
Overseas Growth                                 7,029,285        554,799

     Purchases and sales of U.S. government securities, during the six months ended April 30, 1998, were as follows:

                                                 PURCHASES      SALES
                                                 ==========    ========
Strategic Balanced                               $2,578,684    $194,285

     At April 30, 1998, the cost and unrealized appreciation or depreciation in value of the investments owned by the Non-Feeder Funds, for federal income tax purposes, were as follows:

                                          GROSS           GROSS
                         AGGREGATE      UNREALIZED      UNREALIZED     NET UNREALIZED
                           COST        APPRECIATION    DEPRECIATION     APPRECIATION
                       ============    ============    ============    ==============
International Small
  Cap                  $ 2,726,508      $  374,884       $ 72,886        $  301,998
Small Cap                4,553,491         433,733         85,342           348,391
Small Company Value     22,297,667       1,551,963        443,731         1,108,232
Strategic Balanced       7,183,741         482,486         45,478           437,008
High Yield Bond         19,240,297         197,688         60,697           136,991
Value + Growth           6,861,218         367,683        109,337           258,346
Growth & Income          8,937,213         357,478         76,508           280,970
Overseas Growth          7,689,941         336,983        126,318           210,665

                         AMERICAN SKANDIA MASTER TRUST
                            SCHEDULES OF INVESTMENTS
                                 APRIL 30, 1998
                                  (UNAUDITED)

               ASMT T. ROWE PRICE INTERNATIONAL EQUITY PORTFOLIO
                      ASMT JANUS CAPITAL GROWTH PORTFOLIO
                      ASMT INVESCO EQUITY INCOME PORTFOLIO
                     ASMT PIMCO TOTAL RETURN BOND PORTFOLIO
                        ASMT JPM MONEY MARKET PORTFOLIO

ASMT T. ROWE PRICE
INTERNATIONAL EQUITY PORTFOLIO

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
FOREIGN STOCK -- 88.7%
  ARGENTINA -- 0.9%
    Banco de Galicia y
      Buenos Aires SA de CV
      [ADR]                      434    $    10,633
    Banco Frances SA             360         10,464
    Perez Companc SA           1,840         11,133
    Telefonica de Argentina
      SA Cl-B [ADR]              490         18,896
    YPF SA [ADR]               1,210         42,199
                                        -----------
                                             93,325
                                        -----------
  AUSTRALIA -- 2.0%
    Australian Gas Light
      Co. Ltd.                 2,032         15,119
    Broken Hill Proprietary
      Co. Ltd.                 1,017          9,946
    Commonwealth Bank of
      Australia                2,050         24,606
    John Fairfax Holdings
      Ltd.                     6,000         10,953
    Lend Lease Corp. Ltd.      1,000         22,950
    National Australia Bank
      Ltd.                     1,000         14,213
    News Corp. Ltd.            2,005         13,438
    News Corp. Ltd. Pfd.       2,000         11,266
    Publishing &
      Broadcasting Ltd.        3,000         14,337
    Sydney Harbour Casino
      Holdings Ltd.*          13,000          9,239
    Tabcorp Holdings Ltd.      2,000         10,888
    Telstra Corp. Ltd.*        7,000         16,430
    Westpac Banking Corp.
      Ltd.                     3,000         20,146
    Woodside Petroleum Ltd.    1,000          6,539
                                        -----------
                                            200,070
                                        -----------
  BELGIUM -- 1.4%
    Credit Communal Holding
      Dexia SA                   130         17,798
    Generale de Banque SA         60         34,631
    Kredietbank NV               150         84,553
                                        -----------
                                            136,982
                                        -----------
  BRAZIL -- 2.4%
    Centrais Electrobras
      Brasileiras SA [ADR]     1,000         20,760
    Companhia Brasileira de
      Distribuicoa Grupo
      Pao de Acucar [GDR]      1,000         26,625
    Companhia Energetica de
      Minas Geras [ADR]        1,000         48,076
    Telebras SA [ADR]          1,000        121,812
    Usinas Siderurgicas de
      Minas Gerais SA [ADR]    3,000         20,716
                                        -----------
                                            237,989
                                        -----------
  CANADA -- 0.3%
    Alcan Aluminium Ltd.         320    $    10,380
    Royal Bank of Canada         250         14,926
                                        -----------
                                             25,306
                                        -----------
  CHILE -- 0.3%
    Compania Cervecerias
      Unidas SA [ADR]            430         11,879
    Empresa Nacional de
      Electridad SA [ADR]        516          8,998
    Enersis SA [ADR]             424         12,481
                                        -----------
                                             33,358
                                        -----------
  DENMARK -- 0.3%
    Den Danske Bank              150         18,193
    Unidanmark AS Cl-A           130         10,923
                                        -----------
                                             29,116
                                        -----------
  FINLAND -- 0.4%
    Nokia AB Cl-A                540         36,178
                                        -----------
  FRANCE -- 8.8%
    Accor SA                      60         16,342
    Alcatel Alsthom              300         55,585
    AXA SA                       460         53,967
    Canal Plus                    80         13,892
    Carrefour Supermarche
      SA                          50         28,624
    Compagnie de
      Saint-Gobain               270         44,957
    Compagnie Generale des
      Eaux                       520         96,607
    Credit Commercial de
      France                     230         18,346
    Dexia France                 120         14,517
    Groupe Danone                110         25,956
    L'Oreal                       30         14,308
    Lafarge SA                   120         11,326
    Lapeyre SA                   180         13,670
    Legrand SA                    50         13,211
    Louis Vuitton Moet
      Hennessy                   120         24,687
    Pinault-Printemps
      Redoute SA                 130         96,737
    Sanofi SA                    440         53,302
    Schneider SA                 650         48,606
    Societe Generale             140         29,127
    Societe Nationale Elf
      Aquitaine SA               260         34,089
    Societe Television
      Francaise                  280         39,317
    Sodexho SA                   308         56,351
    Total SA Cl-B                730         86,735
                                        -----------
                                            890,259
                                        -----------

                                                   AMERICAN SKANDIA MASTER TRUST


---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
  GERMANY -- 5.7%
    Allianz AG                   150    $    46,350
    Bayer AG                     860         38,339
    Bayerische Hypotheken-
      und Wechsel-Bank AG        490         27,579
    Bayerische Vereinsbank
      AG                         460         34,349
    Bilfinger & Berger Bau
      AG                         310         10,520
    Commerzbank AG               400         15,547
    Deutsche Bank AG             700         54,299
    Deutsche Telekom AG          520         13,272
    Dresdner Bank AG             630         34,230
    Fresenius AG Pfd.             50         12,106
    Gehe AG                      950         49,498
    Hoechst AG                   330         13,296
    Hornbach Holdings AG
      Pfd.                       200         19,448
    Mannesmann AG                 30         23,639
    Rhoen-Klinikum AG             50          5,182
    SAP AG                       120         56,707
    SAP AG Pfd.                   80         39,989
    Siemens AG                   180         10,597
    Veba AG                      760         50,102
    Volkswagen AG                 21         16,752
                                        -----------
                                            571,801
                                        -----------
  HONG KONG -- 1.9%
    Cheung Kong Holdings
      Ltd.                     3,000         19,946
    China Light & Power Co.
      Ltd.                     3,000         14,407
    Dao Heng Bank Group
      Ltd.                     3,000          8,869
    Hang Seng Bank Ltd.        1,000          8,424
    Henderson Land
      Development Co. Ltd.     3,000         13,400
    Hong Kong & China Gas
      Co. Ltd.                16,500         22,473
    Hong Kong & China Gas
      Co. Ltd. Warrants*         750              0
    Hong Kong Land Holdings
      Ltd.                     4,000          5,640
    HSBC Holdings PLC            400         11,412
    Hutchison Whampoa Ltd.     7,000         43,287
    New World Development
      Co. Ltd.                 6,279         17,874
    Swire Pacific Ltd. Cl-A    5,000         24,980
                                        -----------
                                            190,712
                                        -----------
  ITALY -- 4.6%
    Assicurazioni Generali     1,160         34,893
    Banca Commerciale
      Italia NA                2,000         10,113
    Banca di Roma*            12,000         22,111
    Credito Italiano SPA      13,000         68,303
    Ente Nazionale
      Idrocarburi SPA          8,000         53,591
    Istituto Mobiliare
      Italiano SPA             1,000         16,284
    Istituto Nazionale
      delle Assicurazioni      4,000         11,953
    Italgas SPA                2,000          9,258
    Mediolanum SPA             1,000         29,967
    Telecom Italia Mobile
      SPA                     17,000         96,899
    Telecom Italia SPA        14,000        104,687
                                        -----------
                                            458,059
                                        -----------
  JAPAN -- 14.2%
    Advantest Corp.              220         14,819
    Alps Electric Co. Ltd.     1,000         10,444
    Canon, Inc.                4,000         94,755
    Citizen Watch Co. Ltd.     2,000         13,472
    Dai Nippon Screen
      Manufacturing Co.
      Ltd.                     1,000          4,654
    Daiichi Pharmaceutical
      Co. Ltd.                 3,000         43,117
    Daiwa House Industry
      Co. Ltd.                 3,000         24,294
    DDI Corp.                      3          7,606
    Denso Corp.                4,000         68,872
    East Japan Railway Co.
      Ltd.                         7         34,966
    Fanuc Co.                    400         14,773
    Hitachi Ltd.               3,000         21,547
    Ito-Yokado Co. Ltd.        1,000         51,843
    Kao Corp.                  2,000         29,441
    Kokuyo Co. Ltd.            1,000         17,180
    Komatsu Ltd.               2,000          9,082
    Komori Corp.               1,000         17,029
    Kuraray Co. Ltd.           2,000         16,923
    Kyocera Corp.              1,000         52,524
    Makita Corp.               1,000         10,898
    Matsushita Electric
      Industrial Co.           4,000         64,179
    Mauri Co. Ltd.             3,000         47,453
    Mitsubishi Corp.           2,000         15,137
    Mitsubishi Heavy
      Industries Ltd.         10,000         37,085
    Mitsui Fudosan Co. Ltd.    6,000         54,855
    Murata Manufacturing
      Co. Ltd.                 1,000         29,365
    NEC Corp.                  7,000         78,937
    Nippon Steel Co.           5,000          8,060
    Nippon Telegraph &
      Telephone Corp.              3         26,338
    Nomura Securities Co.
      Ltd.                     4,000         48,891
    Pioneer Electronic
      Corp.                    1,000         16,423
    Sankyo Co. Ltd.            2,000         49,648
    Sekisui Chemical Co.
      Ltd.                     5,000         27,511
    Sekisui House Ltd.         1,000          7,826
    Sharp Corp.                1,000          7,871
    Shin-Etsu Chemical Co.     2,000         39,052
    Sony Corp.                   800         66,662
    Sumitomo Corp.             4,000         23,008

                                                   AMERICAN SKANDIA MASTER TRUST



ASMT T. ROWE PRICE
INTERNATIONAL EQUITY PORTFOLIO

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
    Sumitomo Electric
      Industries               6,000    $    71,611
    Sumitomo Forestry Co.      2,000         11,731
    TDK Corp.                  1,000         79,164
    Teijin Ltd.                4,000         11,443
    Tokio Marine & Fire
      Insurance Co.            1,000         10,898
    Toppan Printing Co.
      Ltd.                     2,000         23,810
    UNY Co. Ltd.               1,000         16,120
                                        -----------
                                          1,431,317
                                        -----------
  KOREA -- 0.1%
    Korea Fund, Inc.**         1,714         13,176
                                        -----------
  MALAYSIA -- 0.1%
    Tanjong PLC                6,000         13,636
                                        -----------
  MEXICO -- 2.2%
    Cementos de Mexico SA
      de CV [ADS]*             2,000         18,625
    Cemex SA Cl-B*             3,000         17,810
    Cifra SA [ADR]*              621          1,252
    Fomento Economico
      Mexicano SA Cl-B         2,000         15,407
    Gruma SA [ADS] 144A*         516          4,741
    Gruma SA Cl-B*             4,000          9,188
    Grupo Financiero
      Banamex SA Cl-B*         4,000         12,415
    Grupo Modelo SA Cl-C       1,000          9,459
    Kimberly-Clark de
      Mexico SA Cl-A           4,000         19,483
    Panamerican Beverages,
      Inc. Cl-A                1,000         39,875
    Telefonos de Mexico SA
      Cl-L [ADR]               1,000         56,625
    TV Azteca SA de CV
      [ADR]*                   1,000         18,625
                                        -----------
                                            223,505
                                        -----------
  NETHERLANDS -- 9.9%
    ABN AMRO Holding NV        1,670         40,665
    AKZO Nobel NV                 60         12,205
    ASM Lithography Holding
      NV*                        110          9,985
    Baan Co. NV*                 320         14,016
    Baan Co. NV [ADR]*           450         19,969
    CSM NV                     1,550         83,848
    Elsevier NV                6,080         91,779
    Fortis Amev NV               830         48,555
    Gucci Group NV               335         15,598
    ING Groep NV               2,510        163,109
    Koninklijke Ahold NV         650         20,267
    Koninklijke Numico NV        370         12,361
    Koninklijke PTT
      Nederland NV               280         14,468
    Polygram NV                1,050         43,341
    Royal Dutch Petroleum
      Co.                      3,100        171,071
    Royal Philips
      Electronics NV             270         23,786
    Unilever NV                  780         55,513
    Wolters Kluwer NV          1,200        156,851
                                        -----------
                                            997,387
                                        -----------
  NEW ZEALAND -- 0.3%
    Fletcher Challenge
      Building Ltd.            5,000         10,113
    Fletcher Challenge
      Energy Ltd.              3,000         10,235
    Telecom Corp. of New
      Zealand Ltd.             3,000         14,252
                                        -----------
                                             34,600
                                        -----------
  NORWAY -- 1.8%
    Norsk Hydro AS             1,350         67,336
    Orkla ASA Cl-A               900        106,676
    Saga Petroleum ASA Cl-B      520          9,273
                                        -----------
                                            183,285
                                        -----------
  PORTUGAL -- 0.3%
    Jeronimo Martins, SGPS,
      SA                         750         35,064
                                        -----------
  SINGAPORE -- 0.4%
    Overseas Union Bank
      Ltd.                     2,000          7,578
    Singapore Press
      Holdings Ltd.            1,276         14,102
    Singapore
      Telecommunications
      Ltd.                     6,000         10,306
    United Overseas Bank
      Ltd.                     1,000          4,736
                                        -----------
                                             36,722
                                        -----------
  SPAIN -- 2.6%
    Banco Bilbao Vizcaya SA      400         20,575
    Banco Popular Espanol
      SA                         360         29,525
    Banco Santander SA         1,120         59,154
    Corporacion Bancaria de
      Espana SA                  310         25,831
    Endesa SA                  1,400         33,986
    Gas Natural SDG SA           300         19,211
    Iberdrola SA                 950         15,271
    Repsol SA                    220         12,053
    Telefonica de Espana SA    1,100         45,901
    Telefonica de Espana SA
      Rights*                  1,100            852
                                        -----------
                                            262,359
                                        -----------

                                                   AMERICAN SKANDIA MASTER TRUST



---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
  SWEDEN -- 3.3%
    ABB AB Cl-A                1,390    $    22,542
    Astra AB Cl-B              4,220         83,977
    Atlas Copco AB Cl-B        1,020         30,051
    Electrolux AB Cl-B           620         57,683
    Hennes & Mauritz AB
      Cl-B                     1,010         52,596
    Nordbanken Holding Co.
      AB                       7,780         57,303
    Sandvik AB Cl-B              860         24,782
                                        -----------
                                            328,934
                                        -----------
  SWITZERLAND -- 6.8%
    ABB AG                        30         49,202
    Adecco SA                    100         43,668
    Credit Suisse Group          220         48,402
    Nestle SA                     80        155,206
    Novartis AG                  110        181,874
    Roche Holding AG              10        101,371
    Swiss Bank Corp.             160         55,576
    Union Bank of
      Switzerland                 30         48,322
                                        -----------
                                            683,621
                                        -----------
  UNITED KINGDOM -- 17.7%
    Abbey National PLC         3,000         56,329
    Argos PLC                  4,000         43,305
    ASDA Group PLC            11,000         36,830
    BG PLC                     3,000         16,026
    British Petroleum Co.
      PLC                      3,000         47,376
    Cable & Wireless PLC       4,000         45,813
    Cadbury Schweppes PLC      4,000         58,319
    Caradon PLC                6,000         19,412
    Compass Group PLC          2,000         34,610
    Diageo PLC                11,776        140,188
    Electrocomponents PLC      3,000         29,168
    Glaxo Wellcome PLC         5,000        141,283
    Kingfisher PLC             7,000        127,105
    Ladbroke Group PLC         3,000         16,490
    National Westminster
      Bank PLC                11,000        220,151
    Rank Group PLC             5,000         32,353
    Reed International PLC    13,000        114,874
    Rolls-Royce PLC            4,000         18,659
    RTZ Corp. PLC              3,000         43,062
    Safeway PLC                6,000         35,764
    Shell Transport &
      Trading Co. PLC         17,000        126,486
    Smith, (David S.)
      Holdings PLC             5,000         19,019
    SmithKline Beecham PLC    15,000        178,819
    Tesco PLC                  3,000         28,089
    Tomkins PLC               12,000         70,625
    United News & Media PLC    6,000         81,359
                                        -----------
                                          1,781,514
                                        -----------
TOTAL INVESTMENTS -- 88.7%
  (Cost $8,283,606)                       8,928,275
OTHER ASSETS LESS
  LIABILITIES -- 11.3%                    1,137,314
                                        -----------
NET ASSETS -- 100.0%                    $10,065,589
                                        ===========

Foreign currency exchange contracts outstanding at April 30, 1998:

                                                                  UNREALIZED
SETTLEMENT           CONTRACTS TO     IN EXCHANGE   CONTRACTS    APPRECIATION
MONTH        TYPE       RECEIVE           FOR       AT VALUE    (DEPRECIATION)
------------------------------------------------------------------------------
05/98        Buy     AUD     15,495    $ 10,040     $ 10,108         $ 68
05/98        Buy     FRF    510,643      84,998       85,060           62
05/98        Buy     GBP     94,552     157,808      158,065          257
05/98        Buy     ITL 37,890,490      21,299       21,388           89
05/98        Buy     NZD     16,573       9,181        9,207           26
                                       --------     --------         ----
                                       $283,326     $283,828         $502
                                       ========     ========         ====

                                                               UNREALIZED
SETTLEMENT          CONTRACTS TO   IN EXCHANGE   CONTRACTS    APPRECIATION
MONTH        TYPE     DELIVER          FOR       AT VALUE    (DEPRECIATION)
---------------------------------------------------------------------------
05/98        Sell   BEF  24,600      $   665      $   665         $--
05/98        Sell   CHF   2,123        1,411        1,416          (5)
05/98        Sell   FRF 510,643       84,966       84,885          81
05/98        Sell   GBP     972        1,625        1,625          --
05/98        Sell   HKD  13,215        1,706        1,706          --
                                     -------      -------         ---
                                     $90,373      $90,297         $76
                                     =======      =======         ===

-------------------------------------------------------
Unless otherwise noted, all foreign stocks are common stock.
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing securities.
** Closed-end funds.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 0.1% of net assets.

See Notes to Financial Statements.
                                       61

ASMT JANUS
CAPITAL GROWTH PORTFOLIO

----------------------------------------------------
                               SHARES          VALUE
----------------------------------------------------
COMMON STOCK -- 94.8%
  AIRLINES -- 0.3%
    UAL Corp.*                  1,455    $   126,857
                                         -----------
  BEVERAGES -- 0.6%
    Coca-Cola
      Enterprises, Inc.         7,776        293,544
                                         -----------
  BROADCASTING -- 4.5%
    Chancellor Media
      Corp. Cl-A*              45,270      2,147,496
                                         -----------
  CHEMICALS -- 0.7%
    Cytec Industries,
      Inc.*                     1,855        101,561
    Monsanto Co.                4,025        212,822
                                         -----------
                                             314,383
                                         -----------
  COMPUTER HARDWARE -- 4.9%
    Dell Computer Corp.*       25,190      2,034,093
    Visual Networks,
      Inc.*                     9,061        300,145
                                         -----------
                                           2,334,238
                                         -----------
  COMPUTER SERVICES & SOFTWARE -- 28.8%
    America Online,
      Inc.*                    32,520      2,601,600
    Cisco Systems, Inc.*       30,420      2,228,265
    Exodus
      Communications,
      Inc.*                    36,695      1,394,410
    Intuit, Inc.*              20,715      1,101,780
    Microsoft Corp.*           35,470      3,196,734
    Saville Systems
      Ireland PLC [ADR]*       30,750      1,533,656
    VERITAS Software
      Corp.*                   31,080      1,701,630
                                         -----------
                                          13,758,075
                                         -----------
  CONSUMER PRODUCTS & SERVICES -- 1.3%
    Colgate-Palmolive
      Co.                       6,875        616,602
                                         -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 7.7%
    AES Corp.*                  2,925        161,424
    General Electric Co.       19,025      1,619,503
    Texas Instruments,
      Inc.                     29,935      1,917,710
                                         -----------
                                           3,698,637
                                         -----------
  ENTERTAINMENT & LEISURE -- 0.6%
    Travel Services
      International,
      Inc.*                     7,595        280,066
                                         -----------
  FARMING & AGRICULTURE -- 0.2%
    Delta & Pine Land
      Co.                       2,731        125,797
                                         -----------
  FINANCIAL -- BANK & TRUST -- 8.0%
    BankAmerica Corp.           7,925        673,625
    Citicorp                    8,765      1,319,132
    Mercantile
      Bancorporation,
      Inc.                      1,182         65,453
    U.S. Bancorp               13,940      1,770,380
                                         -----------
                                           3,828,590
                                         -----------
  FINANCIAL SERVICES -- 12.8%
    American Express Co.       21,330      2,175,660
    Fannie Mae                 17,950      1,074,756
    Merrill Lynch & Co.,
      Inc.                      8,188        718,497
    Morgan Stanley, Dean
      Witter & Co.             20,860      1,645,333
    Schwab, (Charles)
      Corp.                    14,490        507,150
                                         -----------
                                           6,121,396
                                         -----------
  HOTELS & MOTELS -- 0.5%
    Starwood Hotels &
      Resorts [REIT]            4,940        247,926
                                         -----------
  PHARMACEUTICALS -- 13.5%
    Lilly, (Eli) & Co.         20,881      1,452,535
    MedImmune, Inc.*           18,935        998,821
    Pfizer, Inc.               19,153      2,179,850
    Warner-Lambert Co.          9,686      1,832,470
                                         -----------
                                           6,463,676
                                         -----------
  RETAIL & MERCHANDISING -- 1.7%
    Costco Companies,
      Inc.*                    14,515        811,025
                                         -----------
  SEMICONDUCTORS -- 1.5%
    Intel Corp.                 8,825        713,171
                                         -----------
  TELECOMMUNICATIONS -- 7.2%
    CIENA Corp.*               15,215        848,236
    Level 3
      Communications,
      Inc.*                    22,575      1,399,650
    Lucent Technologies,
      Inc.                      4,810        366,162
    Qwest Communications
      International,
      Inc.*                    22,145        853,966
                                         -----------
                                           3,468,014
                                         -----------
TOTAL COMMON STOCK (Cost
  $38,660,327)                            45,349,493
                                         -----------
FOREIGN STOCK -- 1.3%
    PHARMACEUTICALS
      SmithKline Beecham
      PLC -- (GBP)
  (Cost $692,545)              50,511        602,156
                                         -----------


                                PAR
                               (000)
                              ------
CORPORATE OBLIGATIONS -- 1.3%
  ENTERTAINMENT & LEISURE -- 0.6%
    Venetian Casino Resort
      LLC Mtge. 144A 12.25%,
      11/15/04                $  275        285,313
                                        -----------

                                                   AMERICAN SKANDIA MASTER TRUST


---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
  TELECOMMUNICATIONS -- 0.7%
    Lenfest Communications,
      Inc. Sr. Notes 144A
      7.625%, 02/15/08        $  140    $   140,000
    Lenfest Communications,
      Inc. Sr. Sub. Notes
      144A 8.25%, 02/15/08       175        177,188
                                        -----------
                                            317,188
                                        -----------
TOTAL CORPORATE OBLIGATIONS
  (Cost $589,562)                           602,501
                                        -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.6%
    Federal Home Loan
      Mortgage Corp. Disc.
      Notes
      5.45%, 05/01/98
  (Cost $5,100,000)            5,100      5,100,000
                                        -----------
---------------------------------------------------
                                              VALUE
---------------------------------------------------
TOTAL INVESTMENTS -- 108.0%
  (Cost $45,042,434)                    $51,654,150
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (8.0%)                       (3,809,811)
                                        -----------
NET ASSETS -- 100.0%                    $47,844,339
                                        ===========

-------------------------------------------------------
Unless otherwise noted, all foreign stocks are common stock.
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing securities.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 1.3% of net assets.

See Notes to Financial Statements.
                                       63

ASMT INVESCO
EQUITY INCOME PORTFOLIO

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
COMMON STOCK -- 69.7%
  AEROSPACE -- 2.1%
    AlliedSignal, Inc.         9,000    $   394,312
    Boeing Co.                 5,900        295,369
                                        -----------
                                            689,681
                                        -----------
  AUTOMOBILE MANUFACTURERS -- 0.7%
    Ford Motor Co.             5,000        229,062
                                        -----------
  BEVERAGES -- 0.7%
    Anheuser-Busch
      Companies, Inc.          4,600        210,737
                                        -----------
  CHEMICALS -- 2.9%
    Dow Chemical Co.           4,300        415,756
    Monsanto Co.              10,300        544,612
                                        -----------
                                            960,368
                                        -----------
  COMPUTER HARDWARE -- 1.3%
    International Business
      Machines Corp.           3,700        428,737
                                        -----------
  COMPUTER SERVICES & SOFTWARE -- 3.6%
    Ceridian Corp.*            6,000        339,375
    Computer Sciences Corp.*   8,000        422,000
    First Data Corp.          12,200        413,275
                                        -----------
                                          1,174,650
                                        -----------
  CONGLOMERATES -- 1.3%
    Textron, Inc.              5,500        430,375
                                        -----------
  CONSUMER PRODUCTS & SERVICES -- 1.1%
    Colgate-Palmolive Co.      4,100        367,719
                                        -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 3.8%
    Emerson Electric Co.       7,200        458,100
    General Electric Co.       6,100        519,262
    Tandy Corp.                5,000        248,750
                                        -----------
                                          1,226,112
                                        -----------
  FINANCIAL -- BANK & TRUST -- 6.8%
    Bank of New York Co.,
      Inc.                     5,000        295,312
    Charter One Financial,
      Inc.                     6,000        406,125
    Fleet Financial Group,
      Inc.                     3,000        259,125
    Mellon Bank Corp.          6,000        432,000
    Saint Paul Bancorp, Inc.  17,900        447,500
    Wells Fargo & Co.          1,000        368,500
                                        -----------
                                          2,208,562
                                        -----------
  FINANCIAL SERVICES -- 2.2%
    Ahmanson, (H.F.) & Co.     4,100        312,625
    Waddell & Reed
      Financial, Inc. Cl-A    16,900        418,275
                                        -----------
                                            730,900
                                        -----------
  FOOD -- 4.9%
    General Mills, Inc.        2,250        152,016
    Kellogg Co.                5,300        218,625
    Quaker Oats Co.            7,000        364,000
    Ralston Purina Group       3,000        318,000
    Tasty Baking Co. Cl-A     25,950        535,219
                                        -----------
                                          1,587,860
                                        -----------
  HOTELS & MOTELS -- 1.5%
    Hilton Hotels Corp.       15,800        504,612
                                        -----------
  INSURANCE -- 3.3%
    Allmerica Financial
      Corp.                    5,000        313,125
    Chubb Corp.                5,700        449,944
    Ohio Casualty Corp.        6,500        314,437
                                        -----------
                                          1,077,506
                                        -----------
  OIL & GAS -- 5.6%
    Apache Corp.              10,500        371,437
    Baker Hughes, Inc.         4,600        186,300
    Chevron Corp.              3,200        264,600
    Exxon Corp.                5,300        386,569
    National Fuel Gas Co.      3,100        142,600
    Phillips Petroleum Co.     3,100        153,644
    Royal Dutch Petroleum
      Co.                      5,500        311,094
                                        -----------
                                          1,816,244
                                        -----------
  PAPER & FOREST PRODUCTS -- 2.0%
    Fort James Corp.          13,000        645,125
                                        -----------
  PHARMACEUTICALS -- 6.9%
    American Home
      Products Corp.           3,600        335,250
    Bristol-Myers Squibb Co.   5,600        592,900
    MedImmune, Inc.*           5,500        290,125
    Merck & Co., Inc.          4,200        506,100
    SmithKline Beecham PLC
      [ADR]                    8,600        512,237
                                        -----------
                                          2,236,612
                                        -----------
  RAILROADS -- 1.3%
    Kansas City Southern
      Industries, Inc.         9,600        433,800
                                        -----------
  REAL ESTATE -- 1.0%
    Boston Properties, Inc.
      [REIT]                   3,500        115,719
    Health and Retirement
      Property Trust [REIT]    7,100        138,450
    Kilroy Realty Corp.
      [REIT]                   2,600         68,900
                                        -----------
                                            323,069
                                        -----------
  RETAIL & MERCHANDISING -- 4.6%
    CellStar Corp.*            7,700        251,212
    Dayton-Hudson Corp.        5,100        445,294
    Federated Department
      Stores, Inc.*            2,000         98,375
    Penney, (J.C.) Co., Inc.   4,500        319,781
    Proffitt's, Inc.*         10,000        397,500
                                        -----------
                                          1,512,162
                                        -----------

                                                   AMERICAN SKANDIA MASTER TRUST


---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
  SEMICONDUCTORS -- 1.0%
    Motorola, Inc.             5,700    $   317,062
                                        -----------
  TELECOMMUNICATIONS -- 7.5%
    Ameritech Corp.            8,600        366,037
    Bell Atlantic Corp.        3,900        364,894
    GTE Corp.                  6,000        350,625
    SBC Communications, Inc.   8,200        339,788
    Sprint Corp.               4,700        321,363
    Teleport Communications
      Group, Inc. Cl-A*        2,700        145,463
    U.S. West Communications
      Group                    6,000        316,500
    WorldCom, Inc.*            5,500        235,297
                                        -----------
                                          2,439,967
                                        -----------
  TRANSPORTATION -- 2.0%
    CNF Transportation, Inc.  17,000        656,625
                                        -----------
  UTILITIES -- 1.6%
    Northern States Power
      Co.                      4,600        259,325
    Unicom Corp.               7,600        264,100
                                        -----------
                                            523,425
                                        -----------
TOTAL COMMON STOCK
  (Cost $21,003,620)                     22,730,972
                                        -----------
                               PAR
                              (000)
                              ------
CORPORATE OBLIGATIONS -- 17.2%
  BROADCASTING -- 0.8%
    SFX Broadcasting, Inc.
      Sr. Sub. Notes Cl-B
      10.75%, 05/15/06        $  225        249,750
                                        -----------
  BUILDING MATERIALS -- 0.8%
    USG Corp. Sr. Notes
      8.50%, 08/01/05            250        275,625
                                        -----------
  ENTERTAINMENT & LEISURE -- 0.3%
    Time Warner
      Entertainment Co.
      Debs.
      7.25%, 09/01/08            100        105,500
                                        -----------
  FINANCIAL SERVICES -- 0.9%
    Lehman Brothers
      Holdings, Inc. Sr.
      Notes
      8.80%, 03/01/15             25         29,188
    Spieker Properties LP,
      Inc. Debs.
      7.35%, 12/01/17            250        251,875
                                        -----------
                                            281,063
                                        -----------
  HEALTHCARE SERVICES -- 0.2%
    FHP International Corp.
      Sr. Notes
      7.00%, 09/15/03             50         50,500
                                        -----------

---------------------------------------------------
                                PAR
                               (000)          VALUE
---------------------------------------------------
  HOTELS & MOTELS -- 0.3%
    Hilton Hotels Corp. Sr.
      Notes
      7.20%, 12/15/09         $  100    $    96,688
                                        -----------
  INSURANCE -- 0.9%
    Equitable Companies,
      Inc. Sr. Notes
      9.00%, 12/15/04            250        284,063
                                        -----------
  OIL & GAS -- 3.2%
    Belco Oil & Gas Corp.
      Sr. Sub. Notes Cl-B
      8.875%, 09/15/07           100        102,000
    Canadian Forest Oil Ltd.
      Co. Guarantee Notes
      8.75%, 09/15/07             25        252,500
    Gulf Canada Resources
      Ltd. Sr. Notes
      8.25%, 03/15/17            100        106,500
    Noram Energy Corp. Sub.
      Debs. [CVT]
      6.00%, 03/15/12            100         94,750
    Union Texas Petroleum
      Holdings, Inc. Notes
      [VR]
      7.00%, 04/15/08            500        493,750
                                        -----------
                                          1,049,500
                                        -----------
  PAPER & FOREST PRODUCTS -- 0.3%
    Champion International
      Corp. Debs.
      6.40%, 02/15/06            100         99,125
                                        -----------
  PHARMACEUTICALS -- 0.7%
    McKesson Corp. Sub.
      Debs.
      4.50%, 03/01/04            250        224,688
                                        -----------
  TELECOMMUNICATIONS -- 4.7%
    360 Communications
      Co. Notes
      6.65%, 01/15/08            250        251,563
    Centel Capital Corp.
      Debs.
      9.00%, 10/15/19            250        302,188
    Frontier Corp. Notes
      7.25%, 05/15/04            100        104,500
    Level 3 Communications,
      Inc. Sr. Notes 144A
      9.125%, 05/01/08           250        248,125
    MetroNet Communications
      Corp. Sr. Notes
      12.00%, 08/15/07           100        115,375
    NEXTLINK Communications,
      Inc. Sr. Notes
      9.625%, 10/01/07            50         52,625
    PriCellular Wireless
      Corp. Sr. Disc. Notes
      Cl-B
      14.00%, 11/15/01           170        195,288

ASMT INVESCO
EQUITY INCOME PORTFOLIO

---------------------------------------------------
                                PAR
                               (000)          VALUE
---------------------------------------------------
    WorldCom, Inc. Sr. Notes
      8.875%, 01/15/06        $  250    $   272,500
                                        -----------
                                          1,542,164
                                        -----------
  UTILITIES -- 4.1%
    Boston Edison Co. Debs.
      7.80%, 03/15/23             25         25,688
    Cleveland Electric
      Illuminating Co. Mtge.
      8.375%, 12/01/11           100        102,750
    Coda Energy, Inc. Co.
      Guarantee Notes
      10.50%, 04/01/06           150        162,375
    Metropolitan Edison Co.
      First Mtge. Medium
      Term Notes Cl-B
      8.15%, 01/30/23             75         80,757
    New York State Electric
      & Gas Corp. First
      Mtge.
      8.30%, 12/15/22            200        215,500
    Pacific Gas & Electric
      Co. First Mtge. Cl-92B
      8.375%, 05/01/25           335        366,825
    Potomac Electric Power
      Co. First Mtge.
      6.25%, 10/15/04            100        101,250
    Tucson Electric Power
      Co. First Mtge.
      7.65%, 05/01/03             45         45,169
    Western Massachusetts
      Electric Co. First
      Mtge. Cl-V
      7.75%, 12/01/02            250        252,546
                                        -----------
                                          1,352,860
                                        -----------
TOTAL CORPORATE OBLIGATIONS
  (Cost $5,602,925)                       5,611,526
                                        -----------
U.S. TREASURY OBLIGATIONS -- 3.1%
    U.S. Treasury Notes
      5.625%, 11/30/99        $  250    $   250,227
      6.625%, 05/15/07           250        265,062
      5.50%, 02/15/08            500        493,630
                                        -----------
  (Cost $1,000,965)                       1,008,919
                                        -----------
COMMERCIAL PAPER -- 6.3%
    American Express Co.
      5.53%, 05/01/98          1,551      1,551,000
    General Electric
      Capital Corp.
      5.52%, 05/04/98            500        500,000
                                        -----------
  (Cost $2,051,000)                       2,051,000
                                        -----------
TOTAL INVESTMENTS -- 96.3%
  (Cost $29,658,510)                     31,402,417
OTHER ASSETS LESS
  LIABILITIES -- 3.7%                     1,204,912
                                        -----------
NET ASSETS -- 100.0%                    $32,607,329
                                        ===========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing securities.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 0.8% of net assets.

See Notes to Financial Statements.

                                                   AMERICAN SKANDIA MASTER TRUST


ASMT PIMCO
TOTAL RETURN BOND PORTFOLIO

----------------------------------------------------
                                 PAR
                                (000)          VALUE
----------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 79.2%
    Federal Home Loan
      Mortgage Corp.
      5.75%, 04/15/08        $  4,600    $ 4,514,486
      6.50%, 12/15/23             199        186,667
      8.50%, 08/01/24-
         10/01/26               3,009      3,145,123
      6.00%, 06/10/28 [TBA]     3,000      2,900,640
                                         -----------
                                          10,746,916
                                         -----------
    Federal National Mortgage Assoc.
      6.199%, 12/01/27-
         05/01/36 [VR]            965        970,812
      6.00%, 06/10/28 [TBA]     4,500      4,343,895
                                         -----------
                                           5,314,707
                                         -----------
    Government National Mortgage
      Assoc.
      7.00%, 11/15/27             493        499,558
                                         -----------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS
  (Cost $16,551,124)                      16,561,181
                                         -----------
CORPORATE OBLIGATIONS -- 13.0%
  FINANCIAL
    SERVICES -- 8.6%
    Lehman Brothers
      Holdings, Inc. Notes
      [VR]
      6.313%, 12/01/00            800        804,125
    Morgan Stanley, Dean Witter & Co.
      Unsecured Sr. Sub. [VR]
      5.986%, 03/11/03          1,000      1,000,710
                                         -----------
                                           1,804,835
                                         -----------
  UTILITIES -- 4.4%
    Long Island Lighting
      Corp. Debs.
      9.00%, 11/01/22             800        910,000
                                         -----------
TOTAL CORPORATE OBLIGATIONS
  (Cost $2,720,111)                        2,714,835
                                         -----------
U.S. TREASURY OBLIGATIONS -- 7.1%
    U.S. Treasury Bonds
      6.00%, 02/15/26
  (Cost $1,510,547)             1,500      1,495,800
                                         -----------
COMMERCIAL PAPER -- 38.1%
  CHEMICALS -- 3.3%
    Du Pont, (E.I.) de
      Nemours & Co.
      5.53%, 05/04/98             200        199,908
      5.49%, 07/10/98             200        197,873
      5.48%, 06/03/98             300        298,468
                                         -----------
                                             696,249
                                         -----------
  COMPUTER HARDWARE -- 3.8%
    International Business Machines
      Corp.
      5.51%, 05/11/98             800        798,775
                                         -----------
  CONSUMER PRODUCTS & SERVICES -- 1.5%
    Procter & Gamble Co.
      5.51%, 05/12/98             300        299,495
                                         -----------
  FINANCIAL SERVICES -- 12.8%
    Ford Motor Credit Corp.
      5.48%, 05/26/98        $    100    $    99,619
      5.50%, 07/02/98             500        495,264
      5.52%, 07/16/98             200        197,678
    General Electric
      Capital Corp.
      5.53%, 05/06/98             700        699,462
    KFW International
      Financial Corp.
      5.49%, 05/11/98             300        299,542
    Province of British
      Colombia
      5.48%, 06/08/98             900        894,794
                                         -----------
                                           2,686,359
                                         -----------
  FOOD -- 3.8%
    Sara Lee Corp.
      5.50%, 05/07/98             800        799,267
                                         -----------
  SEMICONDUCTORS -- 1.4%
    Motorola, Inc.
      5.49%, 05/12/98             300        299,497
                                         -----------
  TELECOMMUNICATIONS -- 2.9%
    BellSouth Telecomm,
      Inc.
      5.52%, 06/05/98             400        397,853
      5.49%, 05/20/98             200        199,401
                                         -----------
                                             597,254
                                         -----------
  UTILITIES -- 8.6%
    National Rural Utility
      Corp.
      5.50%, 06/02/98             500        497,556
      5.48%, 06/08/98             400        397,686
    Southwestern Public
      Service Co.
      5.49%, 05/22/98             900        897,118
                                         -----------
                                           1,792,360
                                         -----------
TOTAL COMMERCIAL PAPER
  (Cost $7,969,286)                        7,969,256
                                         -----------
                               SHARES
                               ------
SHORT-TERM INVESTMENTS -- 5.4%
    Temporary Investment
      Cash Fund               565,656        565,656
    Temporary Investment
      Fund                    565,655        565,655
                                         -----------
  (Cost $1,131,311)                        1,131,311
                                         -----------
TOTAL INVESTMENTS -- 142.8%
  (Cost $29,882,379)                      29,872,383
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (42.8%)                       (8,949,603)
                                         -----------
NET ASSETS -- 100.0%                     $20,922,780
                                         ===========

-------------------------------------------------------
Definitions of Abbreviations are included following the Schedules of Investments.


See Notes to Financial Statements.

ASMT JPM
MONEY MARKET PORTFOLIO

---------------------------------------------------
                                PAR
                               (000)          VALUE
---------------------------------------------------
COMMERCIAL PAPER -- 80.6%
  AIRLINES -- 4.9%
    BAA PLC
      5.52%, 06/10/98         $  500    $   496,933
                                        -----------
  BEVERAGES -- 4.9%
    Diageo PLC
      5.49%, 05/29/98            500        497,865
                                        -----------
  BUILDING MATERIALS -- 4.9%
    Halifax Building Society
      5.52%, 06/03/98            500        497,470
                                        -----------
  FINANCIAL -- BANK & TRUST -- 22.8%
    Banque Caisse d'Epar
      5.52%, 07/20/98            500        493,867
    BBL North America
      5.52%, 06/23/98            500        495,937
    Deutsche Bank Financial,
      Inc.
      5.49%, 05/28/98            500        497,941
    National Australia Bank
      Co.
      5.50%, 05/11/98            350        349,465
    Societe Generale of
      North America
      5.53%, 05/27/98            500        498,003
                                        -----------
                                          2,335,213
                                        -----------
  FINANCIAL SERVICES -- 28.2%
    American Express Co.
      5.55%, 05/26/98            400        398,458
    Credgem North America
      5.50%, 06/10/98            500        496,944
    General Electric Capital
      Corp.
      5.53%, 05/14/98            500        499,002
    Paccar Financial Corp.
      5.50%, 05/27/98            500        498,014
    Province of Quebec
      5.48%, 05/28/98            500        497,945
    Xerox Credit Corp.
      5.50%, 06/09/98            500        497,021
                                        -----------
                                          2,887,384
                                        -----------
  FOOD -- 2.3%
    Heinz, (H.J.) Co.
      5.48%, 06/02/98            240        238,831
                                        -----------
  RETAIL & MERCHANDISE -- 4.8%
    Toys 'R' Us, Inc.
      5.50%, 06/03/98            500        497,479
                                        -----------
  TELECOMMUNICATIONS -- 3.9%
    Ameritech Corp.
      5.52%, 05/14/98            400        399,203
                                        -----------
  UTILITIES -- 3.9%
    Southern Co.
      5.55%, 05/19/98            400        398,890
                                        -----------
TOTAL COMMERCIAL PAPER
  (Cost $8,249,268)                       8,249,268
                                        -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 16.8%
    Federal Home Loan
      Mortgage Corp. Disc.
      Notes
      5.46%, 05/28/98         $  500    $   497,953
    Student Loan Marketing
      Assoc. Disc. Notes
      5.43%, 05/01/98          1,224      1,224,000
                                        -----------
  (Cost $1,721,953)                       1,721,953
                                        -----------
U.S. TREASURY OBLIGATIONS -- 0.5%
    U.S. Treasury Notes
      5.875%, 10/31/98
  (Cost $50,061)                  50         50,061
                                        -----------
TOTAL INVESTMENTS -- 97.9%
  (Cost $10,021,282)                     10,021,282
OTHER ASSETS LESS
  LIABILITIES -- 2.1%                       211,071
                                        -----------
NET ASSETS -- 100.0%                    $10,232,353
                                        ===========

DEFINITION OF ABBREVIATIONS
-----------------------------------------------------------------------------
THE FOLLOWING ABBREVIATIONS ARE USED THROUGHOUT THE SCHEDULES OF INVESTMENTS:

SECURITY DESCRIPTIONS:

ADR   --   American Depositary Receipt
ADS   --   American Depositary Shares
CVT   --   Convertible Security
GDR   --   Global Depositary Receipt
REIT  --   Real Estate Investment Trust
TBA   --   To be Announced Security
VR    --   Variable Rate Bond (Rates shown for
           variable and floating rate securities are
           the coupon rates as of April 30, 1998.)
COUNTRIES/CURRENCIES:
AUD   --   Australia/Australian Dollar
BEF   --   Belgium/Belgian Franc
CHF   --   Switzerland/Swiss Franc
FRF   --   France/French Franc
GBP   --   United Kingdom/British Pound
HKD   --   Hong Kong/Hong Kong Dollar
ITL   --   Italy/Italian Lira
NZD   --   New Zealand/New Zealand Dollar

See Notes to Financial Statements.

                                                   AMERICAN SKANDIA MASTER TRUST



APRIL 30, 1998
(UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                          ASMT                                        ASMT PIMCO
                                      T. ROWE PRICE                    ASMT INVESCO      TOTAL       ASMT JPM
                                      INTERNATIONAL     ASMT JANUS        EQUITY        RETURN         MONEY
                                         EQUITY       CAPITAL GROWTH      INCOME         BOND         MARKET
                                        PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO
                                      =============   ==============   ============   ===========   ===========
ASSETS:
  Investments in Securities at Value
    (A)                                $ 8,928,275     $51,654,150     $31,402,417    $29,872,383   $10,021,282
  Cash                                   1,381,627         148,322         309,379        486,780        31,692
  Receivable For:
    Securities Sold                        113,789         753,696         786,436     14,523,809            --
    Forward Foreign Currency
       Exchange Contracts Purchased            502              --              --             --            --
    Forward Foreign Currency
       Exchange Contracts Sold                  76              --              --             --            --
    Dividends and Interest                  30,224          42,146         167,776        111,796           220
    Contributions by Feeder Funds          144,574              --         426,358        478,123       231,948
  Deferred Organization Costs               21,105          21,157          21,188         21,188        21,200
                                       -----------     -----------     -----------    -----------   -----------
       Total Assets                     10,620,172      52,619,471      33,113,554     45,494,079    10,306,342
                                       -----------     -----------     -----------    -----------   -----------
LIABILITIES:
  Payable to Investment Manager              7,815          34,591          18,487          9,977         3,865
  Payable For:
    Securities Purchased                   543,652       4,723,314         464,000     24,550,856            --
    Withdrawals by Feeder Funds              1,000           2,428          12,292          1,000        63,312
    Accrued Expenses                         2,116          14,799          11,446          9,466         6,812
                                       -----------     -----------     -----------    -----------   -----------
       Total Liabilities                   554,583       4,775,132         506,225     24,571,299        73,989
                                       -----------     -----------     -----------    -----------   -----------
NET ASSETS                             $10,065,589     $47,844,339     $32,607,329    $20,922,780   $10,232,353
                                       ===========     ===========     ===========    ===========   ===========
(A) Investments at Cost                $ 8,283,606     $45,042,434     $29,658,510    $29,882,379   $10,021,282
                                       ===========     ===========     ===========    ===========   ===========

See Notes to Financial Statements.

                                                   AMERICAN SKANDIA MASTER TRUST


FOR THE SIX MONTHS ENDED APRIL 30, 1998
(UNAUDITED)

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                         ASMT
                                     T. ROWE PRICE                    ASMT INVESCO   ASMT PIMCO
                                     INTERNATIONAL     ASMT JANUS        EQUITY         TOTAL        ASMT JPM
                                        EQUITY       CAPITAL GROWTH      INCOME      RETURN BOND   MONEY MARKET
                                       PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO
                                     =============   ==============   ============   ===========   ============
INVESTMENT INCOME:
    Interest                           $ 15,681        $  128,214      $  171,138     $348,304       $164,310
    Dividends                            59,835            59,781         114,962           --             --
    Foreign Taxes Withheld               (9,467)           (4,706)         (9,657)      (1,847)           (25)
                                       --------        ----------      ----------     --------       --------
       Total Investment Income           66,049           183,289         276,443      346,457        164,285
                                       --------        ----------      ----------     --------       --------
EXPENSES:
    Advisory Fees                        29,602           109,680          65,276       38,282         15,583
    Shareholder Servicing Fees            1,950             1,950           1,950        1,950          1,950
    Administration and Accounting
       Fees                              27,501            27,500          27,500       27,500             --
    Custodian Fees                        9,422             4,482           3,849        3,315          3,007
    Professional Fees                     2,480             8,329           6,924        4,777          2,547
    Organization Costs                    2,195             2,143           2,198        2,198          2,196
    Trustees' Fees                        1,037             3,467           2,873        1,979          1,049
    Miscellaneous Expenses                2,503               589             763          479            200
                                       --------        ----------      ----------     --------       --------
       Total Expenses                    76,690           158,140         111,333       80,480         26,532
                                       --------        ----------      ----------     --------       --------
Net Investment Income (Loss)            (10,641)           25,149         165,110      265,977        137,753
                                       --------        ----------      ----------     --------       --------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
    Net Realized Gain (Loss) on:
       Securities                       (39,378)         (441,389)        540,844       67,114           (751)
       Foreign Currency
         Transactions                    (2,055)             (567)             --           --             --
                                       --------        ----------      ----------     --------       --------
    Net Realized Gain (Loss)            (41,433)         (441,956)        540,844       67,114           (751)
                                       --------        ----------      ----------     --------       --------
    Net Change in Unrealized
       Appreciation (Depreciation)
       on:
       Securities                       837,937         6,604,791       1,687,503      (70,451)            --
       Translation of Assets and
         Liabilities Denominated in
         Foreign Currencies               2,291                42              --           --             --
                                       --------        ----------      ----------     --------       --------
    Net Change in Unrealized
       Appreciation (Depreciation)      840,228         6,604,833       1,687,503      (70,451)            --
                                       --------        ----------      ----------     --------       --------
    Net Gain (Loss) on Investments      798,795         6,162,877       2,228,347       (3,337)          (751)
                                       --------        ----------      ----------     --------       --------
    Net Increase in Net Assets
       Resulting from Operations       $788,154        $6,188,026      $2,393,457     $262,640       $137,002
                                       ========        ==========      ==========     ========       ========

See Notes to Financial Statements.

                                                   AMERICAN SKANDIA MASTER TRUST


STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           ASMT T. ROWE PRICE                  ASMT JANUS
                                                          INTERNATIONAL EQUITY               CAPITAL GROWTH
                                                                PORTFOLIO                       PORTFOLIO
                                                      -----------------------------   -----------------------------
                                                        SIX MONTHS                      SIX MONTHS
                                                          ENDED        PERIOD ENDED       ENDED        PERIOD ENDED
                                                      APRIL 30, 1998   OCTOBER 31,    APRIL 30, 1998   OCTOBER 31,
                                                       (UNAUDITED)       1997(1)       (UNAUDITED)       1997(1)
                                                      ==============   ============   ==============   ============
FROM OPERATIONS:
  Net Investment Income (Loss)                         $   (10,641)     $  (17,596)    $    25,149     $     7,254
  Net Realized Gain (Loss) on Investments                  (41,433)            518        (441,956)         10,693
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments                          840,228        (194,904)      6,604,833           6,925
                                                       -----------      ----------     -----------     -----------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations                                        788,154        (211,982)      6,188,026          24,872
                                                       -----------      ----------     -----------     -----------
CAPITAL TRANSACTIONS:
  Contributions by Feeder Funds                          9,183,258       4,291,113      39,088,091       9,561,074
  Withdrawals by Feeder Funds                           (3,403,194)       (601,760)     (5,414,555)     (1,623,169)
                                                       -----------      ----------     -----------     -----------
Net Increase in Net Assets from Capital Transactions     5,780,064       3,689,353      33,673,536       7,937,905
                                                       -----------      ----------     -----------     -----------
       Net Increase in Net Assets                        6,568,218       3,477,371      39,861,562       7,962,777
NET ASSETS:
  Beginning of Period                                    3,497,371          20,000       7,982,777          20,000
                                                       -----------      ----------     -----------     -----------
  End of Period                                        $10,065,589      $3,497,371     $47,844,339     $ 7,982,777
                                                       ===========      ==========     ===========     ===========

(1) Commenced operations on June 10, 1997.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                     ASMT INVESCO                     ASMT PIMCO                       ASMT JPM
                                     EQUITY INCOME                 TOTAL RETURN BOND                 MONEY MARKET
                                       PORTFOLIO                       PORTFOLIO                       PORTFOLIO
                             -----------------------------   -----------------------------   -----------------------------
                               SIX MONTHS                      SIX MONTHS                      SIX MONTHS
                                 ENDED        PERIOD ENDED       ENDED        PERIOD ENDED       ENDED        PERIOD ENDED
                             APRIL 30, 1998   OCTOBER 31,    APRIL 30, 1998   OCTOBER 31,    APRIL 30, 1998   OCTOBER 31,
                              (UNAUDITED)       1997(2)       (UNAUDITED)       1997(2)       (UNAUDITED)       1997(3)
                             ==============   ============   ==============   ============   ==============   ============
FROM OPERATIONS:
  Net Investment Income
    (Loss)                    $   165,110      $   15,296     $   265,977     $    24,066     $    137,753    $     2,325
  Net Realized Gain (Loss)
    on Investments                540,844         (18,651)         67,114           6,883             (751)            32
  Net Change in Unrealized
    Appreciation
    (Depreciation) on
    Investments                 1,687,503          56,404         (70,451)         60,455               --             --
                              -----------      ----------     -----------     -----------     ------------    -----------
Net Increase (Decrease) in
  Net Assets Resulting from
  Operations                    2,393,457          53,049         262,640          91,404          137,002          2,357
                              -----------      ----------     -----------     -----------     ------------    -----------
CAPITAL TRANSACTIONS:
  Contributions by Feeder
    Funds                      27,907,041       6,911,291      21,126,656       6,540,625       20,680,858      3,318,286
  Withdrawals by Feeder
    Funds                      (4,195,850)       (481,659)     (5,491,059)     (1,627,486)     (12,580,402)    (1,345,748)
                              -----------      ----------     -----------     -----------     ------------    -----------
Net Increase in Net Assets
  from Capital Transactions    23,711,191       6,429,632      15,635,597       4,913,139        8,100,456      1,972,538
                              -----------      ----------     -----------     -----------     ------------    -----------
       Net Increase in Net
         Assets                26,104,648       6,482,681      15,898,237       5,004,543        8,237,458      1,974,895
NET ASSETS:
  Beginning of Period           6,502,681          20,000       5,024,543          20,000        1,994,895         20,000
                              -----------      ----------     -----------     -----------     ------------    -----------
  End of Period               $32,607,329      $6,502,681     $20,922,780     $ 5,024,543     $ 10,232,353    $ 1,994,895
                              ===========      ==========     ===========     ===========     ============    ===========

(2) Commenced operations on June 18, 1997.
(3) Commenced operations on June 19, 1997.

See Notes to Financial Statements.

                                                   AMERICAN SKANDIA MASTER TRUST


SUPPLEMENTAL DATA
--------------------------------------------------------------------------------

                                                     PORTFOLIO                           RATIO OF NET INVESTMENT
                                           PERIOD    TURNOVER    RATIO OF EXPENSES TO       INCOME (LOSS) TO
                                           ENDED       RATE      AVERAGE NET ASSETS(4)    AVERAGE NET ASSETS(4)
                                          ========   =========   =====================   =======================
ASMT T. ROWE PRICE
INTERNATIONAL EQUITY FUND                 04/30/98*      103%            2.59%                    (0.36)%
                                          10/31/97(1)      1%            6.26%                    (3.78)%
ASMT JANUS
CAPITAL GROWTH FUND                       04/30/98*       20%            1.44%                     0.23%
                                          10/31/97(1)     83%            2.79%                     0.69%
ASMT INVESCO
EQUITY INCOME FUND                        04/30/98*       33%            1.28%                     1.90%
                                          10/31/97(2)     46%            2.66%                     2.39%
ASMT PIMCO TOTAL
RETURN BOND FUND                          04/30/98*      332%            1.37%                     4.52%
                                          10/31/97(2)     93%            2.22%                     3.51%
ASMT JPM
MONEY MARKET FUND                         04/30/98*      N/A             0.86%                     4.44%
                                          10/31/97(3)    N/A             3.91%                     1.00%

(1) Commenced operations on June 10, 1997.
(2) Commenced operations on June 18, 1997.
(3) Commenced operations on June 19, 1997.
(4) Annualized.
 *  Unaudited.

See Notes to Financial Statements.

APRIL 30, 1998
(UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
================================================================================

     American Skandia Master Trust (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Trust was organized on March 6, 1997 as a business trust under the laws of the State of Delaware. The Trust operates as a series company and, at April 30, 1998, consisted of five diversified portfolios: ASMT T. Rowe Price International Equity Portfolio ("International Equity"), ASMT Janus Capital Growth Portfolio ("Capital Growth"), ASMT INVESCO Equity Income Portfolio ("Equity Income"), ASMT PIMCO Total Return Bond Portfolio ("Total Return Bond"), and ASMT JPM Money Market Portfolio ("Money Market") (each a "Portfolio" and collectively the "Portfolios").

2. SIGNIFICANT ACCOUNTING POLICIES
================================================================================

     The following is a summary of significant accounting policies followed by the Trust, in conformity with generally accepted accounting principles, in the preparation of its financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities are valued at the close of trading on the New York Stock Exchange. Equity securities are valued at the last reported sales price on the securities exchange on which they are primarily traded, or at the last reported sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Debt securities of Money Market are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of discount or premium. For Portfolios other than Money Market, debt securities which mature in 60 days or less are valued at cost (or market value 60 days prior to maturity), adjusted for amortization to maturity of any premium or discount. Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees. As of April 30, 1998, there were no securities valued in accordance with such procedures.

FOREIGN CURRENCY TRANSLATION -- Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

     Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

     Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

                                                   AMERICAN SKANDIA MASTER TRUST



FOREIGN CURRENCY EXCHANGE CONTRACTS -- A foreign currency exchange contract ("FCEC") is a commitment to purchase or sell a specified amount of a foreign currency at a specified future date, in exchange for either a specified amount of another foreign currency or U.S. dollars.

     FCECs are valued at the forward exchange rates applicable to the underlying currencies, and changes in market value are recorded as unrealized gains and losses until the contract settlement date.

     Risks could arise from entering into FCECs if the counterparties to the contracts were unable to meet the terms of their contracts. In addition, the use of FCECs may not only hedge against losses on securities denominated in foreign currency, but may also reduce potential gains on securities from favorable movements in exchange rates.

REPURCHASE AGREEMENTS -- A repurchase agreement is a commitment to purchase government securities from a seller who agrees to repurchase the securities at an agreed-on price and date. The excess of the resale price over the purchase price determines the yield on the transaction. Under the terms of the agreement, the market value, including accrued interest, of the government securities will be at least equal to their repurchase price. Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

     Repurchase agreements entail a risk of loss in the event that the seller defaults on its obligation to repurchase the securities. In such case, the Portfolio may be delayed or prevented from exercising its right to dispose of the securities.

DEFERRED ORGANIZATION COSTS -- The Trust bears all costs in connection with its organization. All such costs are amortized on a straight-line basis over a five-year period beginning on the date of the commencement of operations.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on the trade date. Realized gains and losses from securities sold are recognized on the specific identification basis. Dividend income is recorded on the ex-dividend date. Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date or, if such information is not available, as soon as reliable information is available from the Trust's sources. Interest income is recorded on the accrual basis and includes the accretion of discount and amortization of premium.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
================================================================================

     The Portfolios have entered into investment management agreements with American Skandia Investment Services, Inc. (the "Investment Manager") which provide that the Investment Manager will furnish each Portfolio with investment advice and investment management and administrative services. The Investment Manager has engaged the following firms as Sub-advisors for their respective
Portfolios: Rowe Price-Fleming International, Inc., a United Kingdom Corporation, for International Equity; Janus Capital Corporation for Capital Growth; INVESCO Trust Co. for Equity Income; Pacific Investment Management Co. for Total Return Bond; and J. P. Morgan Investment Management Inc. for Money Market.

     The Investment Manager receives a fee, computed daily and paid monthly, based on an annual rate of 1.00%, 1.00%, .75%, .65%, and .50% of the average daily net assets of the International Equity, Capital Growth, Equity Income, Total Return Bond, and Money Market Portfolios, respectively. The Investment Manager pays each Sub-advisor a fee, computed daily and paid monthly, based on an annual rate of .75%, .45%, .35%, .25%, and .15% of the average daily net assets of the International Equity,

Capital Growth, Equity Income, Total Return Bond, and Money Market Portfolios, respectively. The Sub-advisors for International Equity and Money Market are currently voluntarily waiving a portion of their fee payable by the Investment Manager. The annual rates of the fees payable to the Sub-advisors for International Equity and Money Market are reduced for Portfolio net assets in excess of specified levels.

     Certain officers and Trustees of the Trust are officers or directors of the Investment Manager. The Trust pays no compensation directly to its officers or interested Trustees.

4. TAX MATTERS
================================================================================

     The Portfolios will be treated as partnerships for federal income tax purposes. Accordingly, each investor in the Portfolios will be allocated its share of net investment income and realized and unrealized gains and losses from investment transactions. It is intended that the Portfolios will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

5. PORTFOLIO SECURITIES
================================================================================

     Purchases and sales of securities, other than U.S. government securities and short-term obligations, during the six months ended April 30, 1998, were as follows:

                                       PURCHASES        SALES
                                      ===========    ===========
International Equity                  $11,613,387    $ 5,718,287
Capital Growth                        39,805,090       3,902,910
Equity Income                         27,488,267       5,542,461
Total Return Bond                     23,964,326      18,443,262

     Purchases and sales of U.S. government securities, during the six months ended April 30, 1998, were as follows:

                                       PURCHASES        SALES
                                      ===========    ===========
Total Return Bond                     $26,998,609    $13,534,517

     At April 30, 1998, the cost and unrealized appreciation or depreciation in value of the investments owned by the Portfolios, for federal income tax purposes, were as follows:

                                                                                     NET
                                                   GROSS           GROSS          UNREALIZED
                                  AGGREGATE      UNREALIZED      UNREALIZED      APPRECIATION
                                    COST        APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                 ===========    ============    ============    ==============
International Equity             $8,283,606      $  970,151       $325,482        $  644,669
Capital Growth                   45,026,218       6,941,308        345,808         6,595,500
Equity Income                    29,660,071       1,926,665        184,319         1,742,346
Total Return Bond                29,882,379          32,870         42,866            (9,996)
Money Market                     10,021,282              --             --                --

BOARD OF DIRECTORS           Investment Manager
                             American Skandia Investment Services, Incorporated
                             Shelton, CT 06484
Gordon C. Boronow
                             Distributor
Jan R. Carendi               American Skandia Marketing, Incorporated
                             Shelton, CT 06484
David E. A. Carson
                             Transfer Agent
Julian A. Lerner             Boston Financial Data Services, Inc.
                             Quincy, MA 02171
Thomas M. Mazzaferro
                             Administrator
Thomas M. O'Brien            PFPC Inc.
                             Wilmington, DE 19809
F. Don Schwartz
                             Independent Accountants
                             Coopers & Lybrand, L.L.P.
                             Philadelphia, PA 19103

                             Custodian
                             For domestic securities of Funds and Portfolios investing primarily in domestic securities:
                             PNC Bank
                             Philidelphia, PA 19113
[GRAPHIC]
                             CO-CUSTODIAN FOR FOREIGN SECURITIES OF FUNDS AND
                             PORTFOLIOS INVESTING PRIMARILY IN DOMESTIC SECURITIES
                             AND CUSTODIAN FOR FUNDS AND PORTFOLIOS INVESTING
                             PRIMARILY IN FOREIGN SECURITIES:
                             Morgan Stanley Trust Company
                             New York, NY 11201

                             Legal Counsel
                             Werner & Kennedy
                             New York, NY 10019

[LOGO] AMERICAN SKANDIA
       ADVISOR FUNDS


                       Shares of the American Skandia Advisor Funds are:

                       - not deposits or obligations of, or guaranteed or
                         endorsed by, any bank institution;

                       - not federally insured by the Federal Deposit Insurance
                         Corporation (FDIC), the Federal Reserve Board, or any other government agency;

                       - subject to investment risk, including the possible
                         loss of the principal amount invested.



                       The report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in a Fund unless preceded or accompanied by a current prospectus.

                       For more information, including a prospectus, contact American Skandia Marketing, Incorporated.

                       One Corporate Drive
                       P.O. Box 883
                       Shelton, CT 06484
                       Telephone: 800 752-6342 (800-SKANDIA)
                       Website: www.americanskandia.com